UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Highbridge Statistical Market Neutral Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long Positions — 100.9% (j)

Long-Term Investments — 97.1%

Common Stocks — 97.1%

Aerospace & Defense — 2.0%
18	Boeing Co.	1,494
6	Ceradyne, Inc. (a)	275
32	DRS Technologies, Inc.	1,691
5	Esterline Technologies Corp. (a)	233
11	General Dynamics Corp.	904
24	Hexcel Corp. (a)	515
13	Honeywell International, Inc.	768
76	Northrop Grumman Corp.	6,049
16	Precision Castparts Corp.	1,774
18	Rockwell Collins, Inc.	1,137
37	Teledyne Technologies, Inc. (a)	1,896
		16,736

Air Freight & Logistics — 0.1%
3	CH Robinson Worldwide, Inc.	144
14	United Parcel Service, Inc., Class B	1,019
		1,163

Airlines — 0.3%
44	AMR Corp. (a)	607
77	Skywest, Inc.	2,006
13	Southwest Airlines Co.	151
		2,764

Auto Components — 0.9%
8	Autoliv, Inc. (Sweden)	389
62	Cooper Tire & Rubber Co.	1,050
52	Gentex Corp.	830
29	Johnson Controls, Inc.	1,032
98	Lear Corp. (a)	2,877
22	WABCO Holdings, Inc.	892
		7,070

Automobiles — 0.2%
54	Thor Industries, Inc.	1,903

Beverages — 1.3%
9	Anheuser-Busch Cos., Inc.	405
72	Coca-Cola Enterprises, Inc.	1,667
64	Constellation Brands, Inc., Class A (a)	1,346
43	Molson Coors Brewing Co., Class B	1,933
88	Pepsi Bottling Group, Inc.	3,066
34	PepsiCo, Inc.	2,339
		10,756

Biotechnology — 2.9%
2	Abraxis BioScience, Inc. (a)	106
53	Alkermes, Inc. (a)	707
59	Amgen, Inc. (a)	2,756

23	Biogen Idec, Inc. (a)	1,418
29	Celgene Corp. (a)	1,636
89	Cephalon, Inc. (a)	5,847
-(h)	Dendreon Corp. (a)	-(h)
18	Genentech, Inc. (a)	1,285
11	Genzyme Corp. (a)	889
73	Gilead Sciences, Inc. (a)	3,346
9	Isis Pharmaceuticals, Inc. (a)	134
-(h)	Medarex, Inc. (a)	1
25	Millennium Pharmaceuticals, Inc. (a)	376
66	OSI Pharmaceuticals, Inc. (a)	2,626
63	PDL BioPharma, Inc. (a)	944
-(h)	Pharmion Corp. (a)	4
7	Regeneron Pharmaceuticals, Inc. (a)	136
17	United Therapeutics Corp. (a)	1,400
		23,611

Building Products — 0.2%
48	Lennox International, Inc.	1,800

Capital Markets — 2.4%
10	Affiliated Managers Group, Inc. (a)	960
34	AllianceBernstein Holding LP	2,286
7	American Capital Strategies Ltd.	244
17	Ameriprise Financial, Inc.	952
53	Bank of New York Mellon Corp. (The)	2,481
36	Charles Schwab Corp. (The)	805
8	Cohen & Steers, Inc.	220
24	Eaton Vance Corp.	909
12	Federated Investors, Inc., Class B	522
27	GFI Group, Inc. (a)	2,420
-(h)	Greenhill & Co., Inc.	1
4	Janus Capital Group, Inc.	102
198	Knight Capital Group, Inc., Class A (a)	3,320
1	Legg Mason, Inc.	81
11	Northern Trust Corp.	780
49	Raymond James Financial, Inc.	1,383
19	SEI Investments Co.	514
13	T. Rowe Price Group, Inc.	642
29	TD Ameritrade Holding Corp. (a)	552
24	Waddell & Reed Financial, Inc.	794
		19,968

Chemicals — 3.1%
-(h)	Air Products & Chemicals, Inc.	1
38	Airgas, Inc.	1,782
35	Celanese Corp., Class A	1,296
24	CF Industries Holdings, Inc.	2,519
233	Chemtura Corp.	1,560
49	Cytec Industries, Inc.	2,754
64	Eastman Chemical Co.	4,255
34	H.B. Fuller Co.	712
16	Hercules, Inc.	273

-(h)	Huntsman Corp.	1
44	Lubrizol Corp.	2,292
1	Minerals Technologies, Inc.	71
65	Nalco Holding Co.	1,368
23	Olin Corp.	469
28	OM Group, Inc. (a)	1,579
11	PPG Industries, Inc.	740
12	Praxair, Inc.	983
30	Scotts Miracle-Gro Co. (The), Class A	1,163
36	Terra Industries, Inc. (a)	1,620
16	Westlake Chemical Corp.	327
-(h)	Zep, Inc.	1
		25,766

Commercial Banks — 2.2%
58	Associated Banc-Corp.	1,637
113	BB&T Corp.	4,106
1	Cathay General Bancorp	33
58	East West Bancorp, Inc.	1,387
11	FirstMerit Corp.	251
45	Fulton Financial Corp.	566
14	International Bancshares Corp.	300
20	M&T Bank Corp.	1,866
19	PNC Financial Services Group, Inc.	1,233
17	Sterling Financial Corp.	301
1	Susquehanna Bancshares, Inc.	11
48	TCF Financial Corp.	1,010
-(h)	Trustmark Corp.	-(h)
-(h)	Valley National Bancorp	2
106	Wachovia Corp.	4,112
-(h)	Wells Fargo & Co.	1
17	Whitney Holding Corp.	460
21	Zions Bancorp	1,133
		18,409

Commercial Services & Supplies — 2.4%
613	Allied Waste Industries, Inc. (a)	6,036
12	Brink's Co. (The)	732
3	ChoicePoint, Inc. (a)	95
22	Copart, Inc. (a)	905
9	Corrections Corp. of America (a)	251
1	Covanta Holding Corp. (a)	15
1	Deluxe Corp.	26
5	Dun & Bradstreet Corp.	478
29	Equifax, Inc.	1,080
1	Herman Miller, Inc.	35
5	IKON Office Solutions, Inc.	37
87	R.R. Donnelley & Sons Co.	3,040
-(h)	Resources Connection, Inc.	1
11	Rollins, Inc.	198
73	Steelcase, Inc.	1,122
-(h)	TeleTech Holdings, Inc. (a)	-(h)

23	United Stationers, Inc. (a)	1,280
141	Waste Management, Inc.	4,588
		19,919

Communications Equipment — 1.9%
137	ADC Telecommunications, Inc. (a)	2,021
49	Adtran, Inc.	1,026
-(h)	Arris Group, Inc. (a)	-(h)
10	Avocent Corp. (a)	168
34	Blue Coat Systems, Inc. (a)	906
19	Ciena Corp. (a)	516
102	Cisco Systems, Inc. (a)	2,504
57	CommScope, Inc. (a)	2,549
25	Corning, Inc.	602
5	Dycom Industries, Inc. (a)	121
19	EchoStar Corp., Class A (a)	566
52	F5 Networks, Inc. (a)	1,219
-(h)	InterDigital, Inc. (a)	-(h)
115	Juniper Networks, Inc. (a)	3,120
5	Polycom, Inc. (a)	123
-(h)	UTStarcom, Inc. (a)	-(h)
		15,441

Computers & Peripherals — 1.4%
11	Apple, Inc. (a)	1,438
102	Dell, Inc. (a)	2,036
27	Diebold, Inc.	686
1	International Business Machines Corp.	65
34	Lexmark International, Inc., Class A (a)	1,244
96	QLogic Corp. (a)	1,374
37	SanDisk Corp. (a)	941
54	Sun Microsystems, Inc. (a)	952
30	Teradata Corp. (a)	709
82	Western Digital Corp. (a)	2,172
		11,617

Construction & Engineering — 0.8%
28	EMCOR Group, Inc. (a)	621
4	Fluor Corp.	475
5	Granite Construction, Inc.	198
31	Perini Corp. (a)	1,068
103	URS Corp. (a)	4,516
		6,878

Construction Materials — 0.1%
8	Eagle Materials, Inc.	317

Consumer Finance — 0.0% (g)
-(h)	AmeriCredit Corp. (a)	1
-(h)	CompuCredit Corp. (a)	1
		2

Containers & Packaging — 0.6%
20	AptarGroup, Inc.	747
21	Ball Corp.	956
32	Greif, Inc., Class A	2,129

8	Silgan Holdings, Inc.	391
14	Sonoco Products Co.	444
24	Temple-Inland, Inc.	454
		5,121

Distributors — 0.1%
18	Genuine Parts Co.	778

Diversified Consumer Services — 0.4%
2	Apollo Group, Inc., Class A (a)	138
106	Career Education Corp. (a)	2,308
8	DeVry, Inc.	416
-(h)	Matthews International Corp., Class A	22
-(h)	Regis Corp.	1
		2,885

Diversified Financial Services — 0.4%
4	CIT Group, Inc.	98
9	IntercontinentalExchange, Inc. (a)	1,270
44	Moody's Corp.	1,542
6	NYSE Euronext	476
		3,386

Diversified Telecommunication Services — 1.8%
70	AT&T, Inc.	2,687
41	CenturyTel, Inc.	1,506
186	Citizens Communications Co.	2,137
117	Embarq Corp.	5,303
112	Qwest Communications International, Inc.	659
67	Time Warner Telecom, Inc., Class A (a)	1,175
34	Verizon Communications, Inc.	1,306
		14,773

Electric Utilities — 1.8%
4	American Electric Power Co., Inc.	159
4	Cleco Corp.	96
64	Edison International	3,343
6	FirstEnergy Corp.	399
38	Great Plains Energy, Inc.	1,054
178	Pepco Holdings, Inc.	4,526
80	Reliant Energy, Inc. (a)	1,698
61	Sierra Pacific Resources	906
110	Westar Energy, Inc.	2,688
		14,869

Electrical Equipment — 1.4%
40	Acuity Brands, Inc.	1,831
22	Belden, Inc.	922
13	Brady Corp., Class A	387
44	Emerson Electric Co.	2,244
-(h)	Evergreen Solar, Inc. (a)	-(h)
8	General Cable Corp. (a)	482
25	GrafTech International Ltd. (a)	383
17	Hubbell, Inc., Class B	825
66	Regal-Beloit Corp.	2,510
22	Rockwell Automation, Inc.	1,280

10	Thomas & Betts Corp. (a)	434
2	Woodward Governor Co.	155
		11,453

Electronic Equipment & Instruments — 1.3%
44	Agilent Technologies, Inc. (a)	1,503
60	Arrow Electronics, Inc. (a)	2,054
23	Dolby Laboratories, Inc., Class A (a)	977
64	Jabil Circuit, Inc.	851
20	Mettler-Toledo International, Inc. (a)	1,958
65	National Instruments Corp.	1,747
20	Trimble Navigation Ltd. (a)	535
130	Vishay Intertechnology, Inc. (a)	1,361
		10,986

Energy Equipment & Services — 2.7%
29	BJ Services Co.	623
5	FMC Technologies, Inc. (a)	237
40	Global Industries Ltd. (a)	704
-(h)	Grant Prideco, Inc. (a)	-(h)
-(h)	Grey Wolf, Inc. (a)	-(h)
16	Halliburton Co.	537
15	Helix Energy Solutions Group, Inc. (a)	555
5	ION Geophysical Corp. (a)	62
89	Key Energy Services, Inc. (a)	1,046
8	National Oilwell Varco, Inc. (a)	478
72	Oil States International, Inc. (a)	2,537
129	Patterson-UTI Energy, Inc.	2,520
84	Pride International, Inc. (a)	2,656
14	SEACOR Holdings, Inc. (a)	1,222
49	Superior Energy Services, Inc. (a)	1,957
11	Tetra Technologies, Inc. (a)	169
23	Tidewater, Inc.	1,232
105	Unit Corp. (a)	5,275
4	W-H Energy Services, Inc. (a)	170
4	Weatherford International Ltd. (a)	247
		22,227

Food & Staples Retailing — 1.3%
58	BJ's Wholesale Club, Inc. (a)	1,871
3	Casey's General Stores, Inc.	79
25	Costco Wholesale Corp.	1,728
44	CVS/Caremark Corp.	1,720
8	Longs Drug Stores Corp.	359
-(h)	Rite Aid Corp. (a)	-(h)
53	Ruddick Corp.	1,823
79	SUPERVALU, Inc.	2,363
21	SYSCO Corp.	605
		10,548

Food Products — 1.3%
14	Corn Products International, Inc.	472
80	Flowers Foods, Inc.	1,914
6	Hormel Foods Corp.	230

10	JM Smucker Co. (The)	490
46	Kellogg Co.	2,188
5	Lancaster Colony Corp.	177
31	Pilgrim's Pride Corp.	769
42	Ralcorp Holdings, Inc. (a)	2,301
27	Tyson Foods, Inc., Class A	390
27	Wm. Wrigley, Jr., Co.	1,557
		10,488

Gas Utilities — 0.2%
-(h)	Amerigas Partners LP	1
-(h)	FerrellGas Partners LP	1
15	National Fuel Gas Co.	651
-(h)	Piedmont Natural Gas Co.	2
-(h)	Southwest Gas Corp.	2
9	Suburban Propane Partners LP	361
23	UGI Corp.	618
		1,636

Health Care Equipment & Supplies — 2.3%
-(h)	Advanced Medical Optics, Inc. (a)	1
-(h)	ArthroCare Corp. (a)	1
24	Beckman Coulter, Inc.	1,564
13	Becton, Dickinson & Co.	1,146
198	Boston Scientific Corp. (a)	2,400
27	Cooper Cos., Inc. (The)	1,062
3	CR Bard, Inc.	319
-(h)	ev3, Inc. (a)	-(h)
23	Gen-Probe, Inc. (a)	1,303
-(h)	Hologic, Inc. (a)	-(h)
15	Idexx Laboratories, Inc. (a)	848
29	Medtronic, Inc.	1,350
-(h)	Respironics, Inc. (a)	2
81	Sirona Dental Systems, Inc. (a)	2,247
19	St. Jude Medical, Inc. (a)	780
49	STERIS Corp.	1,206
25	Stryker Corp.	1,684
39	Varian Medical Systems, Inc. (a)	2,045
9	Zimmer Holdings, Inc. (a)	720
		18,678

Health Care Providers & Services — 3.6%
59	Aetna, Inc.	3,153
24	AMERIGROUP Corp. (a)	899
53	AmerisourceBergen Corp.	2,465
-(h)	Apria Healthcare Group, Inc. (a)	-(h)
14	Cigna Corp.	674
2	Coventry Health Care, Inc. (a)	124
77	Health Management Associates, Inc., Class A	417
41	LifePoint Hospitals, Inc. (a)	1,111
181	Lincare Holdings, Inc. (a)	6,036
41	Magellan Health Services, Inc. (a)	1,799
18	McKesson Corp.	1,120

44	Omnicare, Inc.	974
24	Owens & Minor, Inc.	998
-(h)	PharMerica Corp. (a)	-(h)
20	Quest Diagnostics, Inc.	993
15	Universal American Financial Corp. (a)	315
102	Universal Health Services, Inc., Class B	4,812
22	VCA Antech, Inc. (a)	842
63	WellCare Health Plans, Inc. (a)	2,955
		29,687

Health Care Technology — 0.5%
27	Cerner Corp. (a)	1,441
239	HLTH Corp. (a)	2,671
		4,112

Hotels, Restaurants & Leisure — 2.8%
14	Ameristar Casinos, Inc.	306
29	Bally Technologies, Inc. (a)	1,377
17	Bob Evans Farms, Inc.	502
206	Boyd Gaming Corp.	5,516
3	Choice Hotels International, Inc.	107
26	Darden Restaurants, Inc.	742
14	International Game Technology	593
62	International Speedway Corp., Class A	2,524
56	Jack in the Box, Inc. (a)	1,623
27	McDonald's Corp.	1,449
-(h)	Penn National Gaming, Inc. (a)	1
49	Pinnacle Entertainment, Inc. (a)	885
-(h)	Ruby Tuesday, Inc.	-(h)
1	Speedway Motorsports, Inc.	15
58	Starbucks Corp. (a)	1,102
46	Starwood Hotels & Resorts Worldwide, Inc.	2,078
41	Wendy's International, Inc.	993
54	WMS Industries, Inc. (a)	2,018
23	Wyndham Worldwide Corp.	548
9	Wynn Resorts Ltd.	990
		23,369

Household Durables — 1.2%
7	Centex Corp.	208
66	D.R. Horton, Inc.	1,142
29	KB Home	784
88	Leggett & Platt, Inc.	1,672
120	Newell Rubbermaid, Inc.	2,893
27	Tupperware Brands Corp.	991
26	Whirlpool Corp.	2,239
		9,929

Household Products — 0.5%
4	Church & Dwight Co., Inc.	230
3	Clorox Co.	166
2	Colgate-Palmolive Co.	147
13	Energizer Holdings, Inc. (a)	1,257
31	Kimberly-Clark Corp.	2,048

3,848

Independent Power Producers & Energy Traders — 0.8%
48	AES Corp. (The) (a)	920
424	Dynegy, Inc., Class A (a)	2,974
61	NRG Energy, Inc. (a)	2,356
		6,250

Industrial Conglomerates — 0.4%
19	General Electric Co.	669
4	Teleflex, Inc.	232
46	Textron, Inc.	2,582
		3,483

Insurance — 3.8%
-(h)	AMBAC Financial Group, Inc.	1
-(h)	American Financial Group, Inc.	1
40	American International Group, Inc.	2,207
-(h)	American National Insurance Co.	47
16	Chubb Corp.	843
8	CNA Financial Corp.	256
27	Delphi Financial Group, Inc.	853
12	First American Corp.	519
74	Genworth Financial, Inc.	1,811
6	Hanover Insurance Group, Inc. (The)	265
54	Hartford Financial Services Group, Inc.	4,349
116	HCC Insurance Holdings, Inc.	3,237
9	Hilb, Rogal & Hobbs Co.	319
38	Lincoln National Corp.	2,040
-(h)	MBIA, Inc.	1
24	MetLife, Inc.	1,410
68	National Financial Partners Corp.	2,456
63	Nationwide Financial Services, Inc.	2,790
34	Philadelphia Consolidated Holding Co. (a)	1,207
6	Phoenix Cos., Inc. (The)	68
6	Reinsurance Group of America, Inc.	356
10	Safeco Corp.	517
60	Travelers Cos., Inc. (The)	2,889
48	Unum Group	1,084
53	W.R. Berkley Corp.	1,598
		31,124

Internet & Catalog Retail — 0.4%
15	Expedia, Inc. (a)	338
79	IAC/InterActive Corp. (a)	2,053
36	Netflix, Inc. (a)	896
-(h)	NutriSystem, Inc. (a)	-(h)
		3,287

Internet Software & Services — 0.4%
12	Akamai Technologies, Inc. (a)	359
1	Digital River, Inc. (a)	49
5	eBay, Inc. (a)	131
21	Equinix, Inc. (a)	1,555
-(h)	RealNetworks, Inc. (a)	1

23	SAVVIS, Inc. (a)	464
18	Sohu.com, Inc. (China) (a)	832
		3,391

IT Services — 1.5%
73	Alliance Data Systems Corp. (a)	3,699
-(h)	BearingPoint, Inc. (a)	-(h)
20	Broadridge Financial Solutions, Inc.	430
38	Cognizant Technology Solutions Corp., Class A (a)	1,053
-(h)	CSG Systems International, Inc. (a)	1
17	DST Systems, Inc. (a)	1,221
20	Fiserv, Inc. (a)	1,027
32	Gartner, Inc. (a)	478
18	Global Payments, Inc.	669
27	Hewitt Associates, Inc., Class A (a)	1,012
-(h)	Metavante Technologies, Inc. (a)	-(h)
-(h)	MoneyGram International, Inc.	-(h)
11	NeuStar, Inc., Class A (a)	325
-(h)	SRA International, Inc., Class A (a)	1
29	Total System Services, Inc.	671
87	Western Union Co. (The)	1,941
		12,528

Leisure Equipment & Products — 0.1%
9	Polaris Industries, Inc.	410

Life Sciences Tools & Services — 2.2%
42	Affymetrix, Inc. (a)	846
187	Applera Corp. - Applied Biosystems Group	5,907
22	Bio-Rad Laboratories, Inc., Class A (a)	2,135
9	Charles River Laboratories International, Inc. (a)	547
11	Covance, Inc. (a)	948
19	Invitrogen Corp. (a)	1,640
16	Millipore Corp. (a)	1,144
121	PerkinElmer, Inc.	3,005
17	Pharmaceutical Product Development, Inc.	728
13	Varian, Inc. (a)	681
-(h)	Ventana Medical Systems, Inc. (a)	2
5	Waters Corp. (a)	305
		17,888

Machinery — 3.5%
22	Actuant Corp., Class A	599
26	Barnes Group, Inc.	683
-(h)	Briggs & Stratton Corp.	2
86	Caterpillar, Inc.	6,151
15	Cummins, Inc.	740
24	Deere & Co.	2,089
7	Dover Corp.	265
7	Eaton Corp.	550
17	Flowserve Corp.	1,416
53	Gardner Denver, Inc. (a)	1,707
12	Harsco Corp.	706
10	ITT Corp.	586

13	Joy Global, Inc.	817
110	Kennametal, Inc.	3,362
20	Lincoln Electric Holdings, Inc.	1,232
4	Nordson Corp.	220
10	PACCAR, Inc.	448
6	Pall Corp.	205
14	Parker-Hannifin Corp.	969
57	Pentair, Inc.	1,809
25	Terex Corp. (a)	1,481
18	Timken Co.	551
10	Toro Co.	511
46	Trinity Industries, Inc.	1,309
		28,408

Marine — 0.1%
5	Alexander & Baldwin, Inc.	220
8	Kirby Corp. (a)	345
		565

Media — 2.7%
63	Comcast Corp., Class A (a)	1,136
113	DIRECTV Group, Inc. (The) (a)	2,560
226	DISH Network Corp., Class A (a)	6,394
105	DreamWorks Animation SKG, Inc., Class A (a)	2,573
4	Gannett Co., Inc.	150
14	Getty Images, Inc. (a)	338
14	Harte-Hanks, Inc.	216
85	Idearc, Inc.	1,382
1	Interactive Data Corp.	29
-(h)	Interpublic Group of Companies, Inc. (The) (a)	-(h)
17	Lee Enterprises, Inc.	208
3	Liberty Media Corp. - Capital, Class A (a)	365
-(h)	Live Nation, Inc. (a)	1
27	McGraw-Hill Cos., Inc. (The)	1,148
9	Meredith Corp.	418
16	News Corp., Class A	295
37	RH Donnelley Corp. (a)	1,120
-(h)	Scholastic Corp. (a)	-(h)
145	Time Warner, Inc.	2,280
34	Viacom, Inc., Class B (a)	1,302
17	Virgin Media, Inc.	291
-(h)	Warner Music Group Corp.	-(h)
		22,206

Metals & Mining — 1.4%
20	AK Steel Holding Corp. (a)	936
24	Allegheny Technologies, Inc.	1,681
50	Freeport-McMoRan Copper & Gold, Inc.	4,482
11	Newmont Mining Corp.	594
25	Nucor Corp.	1,435
-(h)	Quanex Corp.	4
18	Reliance Steel & Aluminum Co.	907
-(h)	Schnitzer Steel Industries, Inc.	1

14	Southern Copper Corp.	1,318
-(h)	Worthington Industries, Inc.	1
		11,359

Multi-Utilities — 2.2%
103	CMS Energy Corp.	1,621
63	Dominion Resources, Inc.	2,710
92	DTE Energy Co.	3,941
-(h)	Energy East Corp.	1
75	Integrys Energy Group, Inc.	3,629
6	MDU Resources Group, Inc.	161
9	OGE Energy Corp.	282
67	PG&E Corp.	2,755
38	PNM Resources, Inc.	724
-(h)	Puget Energy, Inc.	1
51	Vectren Corp.	1,405
10	Wisconsin Energy Corp.	455
		17,685

Multiline Retail — 0.6%
46	Big Lots, Inc. (a)	796
19	Family Dollar Stores, Inc.	401
144	Macy's, Inc.	3,980
		5,177

Office Electronics — 0.1%
20	Xerox Corp.	301
11	Zebra Technologies Corp. (a)	338
		639

Oil, Gas & Consumable Fuels — 5.1%
40	Alpha Natural Resources, Inc. (a)	1,351
13	Apache Corp.	1,240
3	Atlas America, Inc.	143
15	Berry Petroleum Co., Class A	550
38	Chesapeake Energy Corp.	1,422
13	Chevron Corp.	1,093
85	Cimarex Energy Co.	3,461
25	Comstock Resources, Inc. (a)	781
83	ConocoPhillips	6,650
3	Crosstex Energy, Inc.	92
23	Denbury Resources, Inc. (a)	590
18	Enbridge Energy Partners LP	898
81	Encore Acquisition Co. (a)	2,640
-(h)	Energy Transfer Partners LP	-(h)
8	Forest Oil Corp. (a)	383
20	Foundation Coal Holdings, Inc.	1,034
32	Inergy LP	925
2	Kinder Morgan Energy Partners LP	124
1	Magellan Midstream Partners LP	30
85	Mariner Energy, Inc. (a)	2,124
55	Massey Energy Co.	2,052
20	Noble Energy, Inc.	1,470
-(h)	NuStar Energy LP	-(h)

7	ONEOK Partners LP	462
34	Penn Virginia Corp.	1,464
129	PetroHawk Energy Corp. (a)	2,034
60	St. Mary Land & Exploration Co.	2,099
23	Sunoco, Inc.	1,446
45	Tesoro Corp.	1,744
-(h)	USEC, Inc. (a)	1
123	W&T Offshore, Inc.	3,483
8	Whiting Petroleum Corp. (a)	417
		42,203

Paper & Forest Products — 0.2%
60	International Paper Co.	1,941

Personal Products — 0.3%
35	Alberto-Culver Co.	933
74	NBTY, Inc. (a)	1,784
		2,717

Pharmaceuticals — 3.9%
28	Abbott Laboratories	1,594
105	Bristol-Myers Squibb Co.	2,426
5	Eli Lilly & Co.	242
203	Endo Pharmaceuticals Holdings, Inc. (a)	5,303
73	Forest Laboratories, Inc. (a)	2,911
7	Johnson & Johnson	438
368	King Pharmaceuticals, Inc. (a)	3,860
96	Medicis Pharmaceutical Corp., Class A	1,944
44	Merck & Co., Inc.	2,024
268	Pfizer, Inc.	6,271
198	Schering-Plough Corp.	3,879
88	Valeant Pharmaceuticals International (a)	995
5	Wyeth	195
		32,082

Real Estate Investment Trusts (REITs) — 2.9%
11	Alexandria Real Estate Equities, Inc.	1,123
14	AMB Property Corp.	719
2	AvalonBay Communities, Inc.	197
3	Boston Properties, Inc.	238
90	CapitalSource, Inc.	1,471
24	Equity One, Inc.	555
29	Federal Realty Investment Trust	2,155
65	General Growth Properties, Inc.	2,371
12	Highwoods Properties, Inc.	365
137	Host Hotels & Resorts, Inc.	2,291
61	iStar Financial, Inc.	1,633
34	Kimco Realty Corp.	1,210
29	Macerich Co. (The)	1,982
37	Nationwide Health Properties, Inc.	1,168
46	Plum Creek Timber Co., Inc.	1,941
43	Potlatch Corp.	1,837
6	ProLogis	360
-(h)	RAIT Financial Trust	1

4	Rayonier, Inc.	161
28	Realty Income Corp.	681
10	Regency Centers Corp.	627
10	Simon Property Group, Inc.	883
4	UDR, Inc.	91
		24,060

Real Estate Management & Development — 0.5%
116	CB Richard Ellis Group, Inc., Class A (a)	2,253
20	Jones Lang LaSalle, Inc.	1,528
		3,781

Road & Rail — 1.2%
108	Avis Budget Group, Inc. (a)	1,443
6	Con-way, Inc.	274
40	J.B. Hunt Transport Services, Inc.	1,244
104	Kansas City Southern Industries, Inc. (a)	3,744
2	Landstar System, Inc.	110
35	Ryder System, Inc.	1,816
10	Union Pacific Corp.	1,263
-(h)	Werner Enterprises, Inc.	-(h)
		9,894

Semiconductors & Semiconductor Equipment — 3.8%
3	Altera Corp.	53
214	Amkor Technology, Inc. (a)	1,635
-(h)	Atmel Corp. (a)	-(h)
1	Broadcom Corp., Class A (a)	24
-(h)	Brooks Automation, Inc. (a)	1
-(h)	Cymer, Inc. (a)	2
41	Fairchild Semiconductor International, Inc. (a)	506
3	Hittite Microwave Corp. (a)	128
233	Integrated Device Technology, Inc. (a)	1,734
241	Intel Corp.	5,106
25	Intersil Corp., Class A	574
28	Lam Research Corp. (a)	1,065
30	MEMC Electronic Materials, Inc. (a)	2,130
-(h)	Micrel, Inc.	-(h)
-(h)	MKS Instruments, Inc. (a)	1
22	Novellus Systems, Inc. (a)	525
112	NVIDIA Corp. (a)	2,760
249	ON Semiconductor Corp. (a)	1,616
158	PMC-Sierra, Inc. (a)	741
6	Rambus, Inc. (a)	111
-(h)	RF Micro Devices, Inc. (a)	-(h)
-(h)	Semtech Corp. (a)	-(h)
193	Teradyne, Inc. (a)	2,114
15	Tessera Technologies, Inc. (a)	603
185	Texas Instruments, Inc.	5,728
201	Xilinx, Inc.	4,394
		31,551

Software — 4.4%
2	Activision, Inc. (a)	62

100	Adobe Systems, Inc. (a)	3,510
8	ANSYS, Inc. (a)	292
10	Aspen Technology, Inc. (a)	139
22	Autodesk, Inc. (a)	925
46	BMC Software, Inc. (a)	1,478
51	CA, Inc.	1,133
32	Citrix Systems, Inc. (a)	1,108
198	Compuware Corp. (a)	1,684
72	Fair Isaac Corp.	1,848
82	Jack Henry & Associates, Inc.	2,013
24	McAfee, Inc. (a)	808
-(h)	Mentor Graphics Corp. (a)	1
23	Microsoft Corp.	766
83	Net 1 UEPS Technologies Inc. (South Africa) (a)	2,383
303	Novell, Inc. (a)	1,930
145	Parametric Technology Corp. (a)	2,382
7	Quest Software, Inc. (a)	106
26	Red Hat, Inc. (a)	489
35	Salesforce.com, Inc. (a)	1,849
24	Sybase, Inc. (a)	674
292	Symantec Corp. (a)	5,238
237	Synopsys, Inc. (a)	5,221
-(h)	Wind River Systems, Inc. (a)	-(h)
		36,039

Specialty Retail — 4.1%
64	Abercrombie & Fitch Co., Class A	5,099
22	Aeropostale, Inc. (a)	623
149	American Eagle Outfitters, Inc.	3,423
109	AnnTaylor Stores Corp. (a)	2,753
29	AutoNation, Inc. (a)	473
16	AutoZone, Inc. (a)	1,933
27	Barnes & Noble, Inc.	924
-(h)	Bebe Stores, Inc.	-(h)
26	Best Buy Co., Inc.	1,283
47	Brown Shoe Co., Inc.	804
-(h)	Charming Shoppes, Inc. (a)	-(h)
13	Chico's FAS, Inc. (a)	140
-(h)	Children's Place Retail Stores, Inc. (The) (a)	-(h)
-(h)	Dress Barn, Inc. (a)	-(h)
75	Gap, Inc. (The)	1,430
-(h)	Men's Wearhouse, Inc.	2
53	O'Reilly Automotive, Inc. (a)	1,557
69	Office Depot, Inc. (a)	1,019
44	OfficeMax, Inc.	1,091
276	RadioShack Corp.	4,783
40	Ross Stores, Inc.	1,166
8	Sherwin-Williams Co. (The)	452
142	Staples, Inc.	3,397
35	Tiffany & Co.	1,413
-(h)	TravelCenters of America LLC (a)	-(h)

33,765

Textiles, Apparel & Luxury Goods — 1.4%
90	Coach, Inc. (a)	2,879
112	Nike, Inc., Class B	6,889
18	Phillips-Van Heusen Corp.	745
13	V.F. Corp.	990
6	Warnaco Group, Inc. (The) (a)	225
		11,728

Thrifts & Mortgage Finance — 0.9%
92	Astoria Financial Corp.	2,506
2	Fannie Mae	71
44	New York Community Bancorp, Inc.	819
228	People's United Financial, Inc.	3,850
10	Washington Mutual, Inc.	207
		7,453

Tobacco — 0.7%
11	Loews Corp. - Carolina Group	903
71	Reynolds American, Inc.	4,527
1	Universal Corp.	47
		5,477

Trading Companies & Distributors — 0.5%
34	Fastenal Co.	1,364
12	GATX Corp.	442
16	MSC Industrial Direct Co.	643
63	United Rentals, Inc. (a)	1,157
2	W.W. Grainger, Inc.	178
3	WESCO International, Inc. (a)	113
		3,897

Water Utilities — 0.0% (g)
-(h)	Aqua America, Inc.	2

Wireless Telecommunication Services — 0.6%
2	Leap Wireless International, Inc. (a)	87
36	NII Holdings, Inc. (a)	1,544
253	Sprint Nextel Corp.	2,666
27	SunCom Wireless Holdings, Inc., Class A (a)	708
-(h)	U.S. Cellular Corp. (a)	15
		5,020
	Total Common Stocks
	(Cost $822,570)	798,903

Short-Term Investment — 3.8%

Investment Company — 3.8%
31,472	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $31,472)	31,472

Total Long Positions — 100.9%
(Cost $854,042)	830,375

Liabilities in Excess of Other Assets — (0.9)%	(7,541)

NET ASSETS — 100.0%	$822,834

Short Positions — 95.3%

Common Stocks — 95.3%
Aerospace & Defense — 1.3%
10	Alliant Techsystems, Inc. (a)	1,034
18	BE Aerospace, Inc. (a)	701
49	Curtiss-Wright Corp.	2,026
-(h)	Goodrich Corp.	29
8	L-3 Communications Holdings, Inc.	927
22	Lockheed Martin Corp.	2,352
40	Moog, Inc., Class A (a)	1,859
1	Orbital Sciences Corp. (a)	33
8	Raytheon Co.	515
13	United Technologies Corp.	969
		10,445
Air Freight & Logistics — 0.9%
47	Expeditors International of Washington, Inc.	2,243
56	FedEx Corp.	5,232
		7,475
Airlines — 0.3%
45	Continental Airlines, Inc., Class B (a)	1,234
31	Delta Air Lines, Inc. (a)	518
-(h)	JetBlue Airways Corp. (a)	-(h)
27	U.S. Airways Group, Inc. (a)	370
		2,122
Auto Components — 0.6%
22	BorgWarner, Inc.	1,123
19	Goodyear Tire & Rubber Co. (The) (a)	488
153	TRW Automotive Holdings Corp. (a)	3,520
		5,131
Automobiles — 1.0%
146	Ford Motor Co. (a)	967
135	General Motors Corp.	3,828
85	Harley-Davidson, Inc.	3,431
		8,226
Beverages — 0.5%
33	Brown-Forman Corp., Class B	2,078
13	Central European Distribution Corp. (a)	659
-(h)	Coca-Cola Co. (The)	4
13	Hansen Natural Corp. (a)	509
32	PepsiAmericas, Inc.	799
		4,049
Biotechnology — 2.6%
77	Alexion Pharmaceuticals, Inc. (a)	5,009
46	Amylin Pharmaceuticals, Inc. (a)	1,354
11	BioMarin Pharmaceuticals, Inc. (a)	411
67	Cepheid, Inc. (a)	2,061
-(h)	Human Genome Sciences, Inc. (a)	-(h)
50	ImClone Systems, Inc. (a)	2,186
-(h)	LifeCell Corp. (a)	-(h)
126	Myriad Genetics, Inc. (a)	5,431
11	Onyx Pharmaceuticals, Inc. (a)	520

100	Theravance, Inc. (a)	1,967
142	Vertex Pharmaceuticals, Inc. (a)	2,883
		21,822
Building Products — 0.2%
46	Masco Corp.	1,049
-(h)	Trane, Inc.	7
19	USG Corp. (a)	696
		1,752
Capital Markets — 3.5%
15	Bear Stearns Cos., Inc. (The) (y)	1,334
19	BlackRock, Inc.	4,245
484	E*Trade Financial Corp. (a)	2,407
4	Franklin Resources, Inc.	427
27	Goldman Sachs Group, Inc. (The)	5,363
14	Investment Technology Group, Inc. (a)	643
15	Jefferies Group, Inc.	296
68	Lehman Brothers Holdings, Inc.	4,373
121	Merrill Lynch & Co., Inc.	6,852
15	Morgan Stanley	725
8	optionsXpress Holdings, Inc.	228
20	State Street Corp.	1,638
		28,531
Chemicals — 1.8%
12	Albemarle Corp.	430
26	Ashland, Inc.	1,185
26	Cabot Corp.	761
9	Dow Chemical Co. (The)	336
6	E.l. du Pont de Nemours & Co.	285
1	Ecolab, Inc.	34
24	FMC Corp.	1,284
35	International Flavors & Fragrances, Inc.	1,489
20	Monsanto Co.	2,217
10	Mosaic Co. (The) (a)	928
18	Rohm & Haas Co.	949
102	RPM International, Inc.	2,211
11	Sensient Technologies Corp.	295
18	Sigma-Aldrich Corp.	914
13	Valhi, Inc.	216
52	Valspar Corp.	1,033
3	W.R. Grace & Co. (a)	77
		14,644
Commercial Banks — 4.1%
4	Alabama National Bancorp.	349
24	Bancorpsouth, Inc.	591
6	Bank of Hawaii Corp.	299
4	BOK Financial Corp.	219
31	City National Corp.	1,767
3	Colonial BancGroup, Inc. (The)	49
48	Comerica, Inc.	2,110
16	Commerce Bancshares, Inc.	729

89	Fifth Third Bancorp	2,404
-(h)	First Community Bancorp, Inc.	3
4	First Horizon National Corp.	87
-(h)	First Midwest Bancorp, Inc.	1
11	Huntington Bancshares, Inc.	153
43	Keycorp	1,134
91	Marshall & Ilsley Corp.	2,545
125	National City Corp.	2,219
77	Popular, Inc.	1,035
-(h)	Prosperity Bancshares, Inc.	2
58	Regions Financial Corp.	1,469
-(h)	South Financial Group, Inc. (The)	1
56	SunTrust Banks, Inc.	3,857
6	SVB Financial Group (a)	294
239	Synovus Financial Corp.	3,161
120	U.S. Bancorp	4,062
31	UCBH Holdings, Inc.	431
25	UMB Financial Corp.	1,038
-(h)	Umpqua Holdings Corp.	2
32	UnionBanCal Corp.	1,568
9	Webster Financial Corp.	303
56	Wells Fargo & Co.	1,891
3	Westamerica Bancorp	166
		33,939
Commercial Services & Supplies — 3.0%
21	Avery Dennison Corp.	1,076
3	Cintas Corp.	88
5	Corporate Executive Board Co.	260
51	FTI Consulting, Inc. (a)	2,839
55	GEO Group, Inc. (The) (a)	1,311
15	Huron Consulting Group, Inc. (a)	1,100
10	Manpower, Inc.	544
25	Mine Safety Appliances Co.	1,125
28	Monster Worldwide, Inc. (a)	774
-(h)	PHH Corp. (a)	2
125	Pitney Bowes, Inc.	4,591
35	Republic Services, Inc.	1,061
45	Robert Half International, Inc.	1,246
56	Stericycle, Inc. (a)	3,318
49	Waste Connections, Inc. (a)	1,423
77	Watson Wyatt Worldwide, Inc., Class A	3,766
		24,524
Communications Equipment — 1.1%
4	CommScope, Inc. (a)	187
31	Foundry Networks, Inc. (a)	431
13	Harris Corp.	698
16	JDS Uniphase Corp. (a)	163
491	Motorola, Inc.	5,658
-(h)	Plantronics, Inc.	-(h)
-(h)	Powerwave Technologies, Inc. (a)	-(h)

14	QUALCOMM, Inc.	602
7	Sonus Networks, Inc. (a)	27
241	Tellabs, Inc. (a)	1,646
		9,412
Computers & Peripherals — 0.2%
36	Brocade Communications Systems, Inc. (a)	246
8	Electronics for Imaging, Inc. (a)	123
26	EMC Corp. (a)	409
14	Hewlett-Packard Co.	626
6	Intermec, Inc. (a)	112
5	NCR Corp. (a)	104
5	Network Appliance, Inc. (a)	119
1	Palm, Inc.	8
10	Synaptics, Inc. (a)	268
		2,015
Construction & Engineering — 1.4%
14	Jacobs Engineering Group, Inc. (a)	1,073
87	KBR, Inc. (a)	2,734
280	Quanta Services, Inc. (a)	6,136
8	Shaw Group, Inc. (The) (a)	469
32	URS Corp. (a)	1,389
		11,801
Construction Materials — 0.1%
2	Martin Marietta Materials, Inc.	282
2	Texas Industries, Inc.	126
6	Vulcan Materials Co.	491
		899
Consumer Finance — 1.3%
10	American Express Co.	497
60	Capital One Financial Corp.	3,307
244	Discover Financial Services	4,266
8	First Marblehead Corp. (The)	127
65	SLM Corp.	1,405
6	Student Loan Corp. (The)	747
		10,349
Containers & Packaging — 0.5%
16	Bemis Co., Inc.	427
61	Crown Holdings, Inc. (a)	1,507
7	Owens-Illinois, Inc. (a)	374
37	Packaging Corp. of America	893
3	Pactiv Corp. (a)	97
35	Sealed Air Corp.	916
10	Smurfit-Stone Container Corp. (a)	91
		4,305
Distributors — 0.1%
55	LKQ Corp. (a)	990
Diversified Consumer Services — 1.3%
48	Corinthian Colleges, Inc. (a)	404
133	H&R Block, Inc.	2,557
7	ITT Educational Services, Inc. (a)	621

65	Service Corp. International	781
57	Sotheby's	1,765
23	Strayer Education, Inc.	4,034
17	Weight Watchers International, Inc.	720
		10,882
Diversified Financial Services — 1.4%
145	Bank of America Corp.	6,440
126	Citigroup, Inc.	3,552
25	Leucadia National Corp.	1,122
6	Nasdaq Stock Market, Inc. (The) (a)	296
		11,410
Diversified Telecommunication Services — 0.6%
-(h)	Cogent Communications Group, Inc. (a)	-(h)
-(h)	Golden Telecom, Inc. (Russia) (a)	7
592	Level 3 Communications, Inc. (a)	2,036
226	Windstream Corp.	2,625
		4,668
Electric Utilities — 2.1%
18	Allegheny Energy, Inc.	1,008
5	Allete, Inc.	185
37	DPL, Inc.	1,039
161	Duke Energy Corp.	3,011
6	Entergy Corp.	652
10	Exelon Corp.	776
4	FPL Group, Inc.	283
78	Hawaiian Electric Industries, Inc.	1,760
26	Idacorp, Inc.	839
20	Northeast Utilities	565
26	Pinnacle West Capital Corp.	1,000
46	PPL Corp.	2,248
23	Progress Energy, Inc.	1,059
72	Southern Co.	2,600
		17,025
Electrical Equipment — 0.2%
16	AMETEK, Inc.	722
6	Baldor Electric Co.	178
8	Roper Industries, Inc.	422
		1,322
Electronic Equipment & Instruments — 1.5%
21	Amphenol Corp., Class A	849
4	Anixter International, Inc. (a)	273
2	Avnet, Inc. (a)	83
77	AVX Corp.	1,002
9	Cogent, Inc. (a)	89
-(h)	Daktronics, Inc.	1
78	FLIR Systems, Inc. (a)	2,348
40	Ingram Micro, Inc. (a)	708
23	Itron, Inc. (a)	1,919
87	Molex, Inc.	2,088
79	Tech Data Corp. (a)	2,716

		12,076
Energy Equipment & Services — 2.9%
18	Atwood Oceanics, Inc. (a)	1,471
10	Baker Hughes, Inc.	669
26	Cameron International Corp. (a)	1,049
4	Diamond Offshore Drilling, Inc.	486
125	Dril-Quip, Inc. (a)	6,067
4	ENSCO International, Inc.	223
36	Exterran Holdings, Inc. (a)	2,323
24	Helmerich & Payne, Inc.	949
199	Hercules Offshore, Inc. (a)	4,585
28	Oceaneering International, Inc. (a)	1,637
111	Rowan Cos., Inc.	3,775
6	Smith International, Inc.	329
		23,563
Food & Staples Retailing — 1.5%
192	Kroger Co. (The)	4,880
9	Safeway, Inc.	285
5	Wal-Mart Stores, Inc.	265
134	Walgreen Co.	4,719
58	Whole Foods Market, Inc.	2,276
		12,425
Food Products — 3.3%
76	Archer-Daniels-Midland Co.	3,327
33	Campbell Soup Co.	1,038
125	ConAgra Foods, Inc.	2,684
64	Dean Foods Co.	1,781
119	Del Monte Foods Co.	1,063
21	General Mills, Inc.	1,129
28	H.J. Heinz Co.	1,187
134	Hershey Co. (The)	4,869
13	Kraft Foods, Inc.	394
4	McCormick & Co., Inc. (Non-Voting)	122
364	Sara Lee Corp.	5,123
149	Smithfield Foods, Inc. (a)	4,159
5	Tootsie Roll Industries, Inc.	133
		27,009
Gas Utilities — 1.2%
16	AGL Resources, Inc.	613
28	Atmos Energy Corp.	804
7	Energen Corp.	462
37	Equitable Resources, Inc.	2,084
58	Nicor, Inc.	2,371
32	ONEOK, Inc.	1,517
9	Questar Corp.	463
10	Southern Union Co.	268
33	WGL Holdings, Inc.	1,059
		9,641
Health Care Equipment & Supplies — 2.2%
-(h)	Align Technology, Inc. (a)	1

-(h)	American Medical Systems Holdings, Inc. (a)	1
3	Baxter International, Inc.	161
12	Dentsply International, Inc.	508
18	Edwards Lifesciences Corp. (a)	824
18	Haemonetics Corp. (a)	1,083
15	Hillenbrand Industries, Inc.	775
26	Hologic, Inc. (a)	1,696
15	Hospira, Inc. (a)	603
18	Immucor, Inc. (a)	531
2	Intuitive Surgical, Inc. (a)	504
116	Inverness Medical Innovations, Inc. (a)	5,247
8	Kinetic Concepts, Inc. (a)	376
35	NuVasive, Inc. (a)	1,393
94	ResMed, Inc. (a)	4,360
		18,063
Health Care Providers & Services — 4.9%
19	Cardinal Health, Inc.	1,117
-(h)	Chemed Corp.	3
150	Community Health Systems, Inc. (a)	4,811
18	DaVita, Inc. (a)	982
18	Express Scripts, Inc. (a)	1,242
27	Health Net, Inc. (a)	1,233
154	Healthsouth Corp. (a)	2,619
24	Healthways, Inc. (a)	1,352
48	Henry Schein, Inc. (a)	2,778
62	Humana, Inc. (a)	4,940
6	Laboratory Corp. of America Holdings (a)	437
24	Medco Health Solutions, Inc. (a)	1,181
34	Patterson Cos., Inc. (a)	1,105
6	Pediatrix Medical Group, Inc. (a)	379
58	Psychiatric Solutions, Inc. (a)	1,739
161	Sierra Health Services, Inc. (a)	6,929
33	Sunrise Senior Living, Inc. (a)	939
-(h)	Tenet Healthcare Corp. (a)	-(h)
123	UnitedHealth Group, Inc.	6,237
-(h)	WellPoint, Inc. (a)	3
		40,026
Health Care Technology — 0.3%
92	Allscripts Healthcare Solutions, Inc. (a)	1,362
51	IMS Health, Inc.	1,223
		2,585
Hotels, Restaurants & Leisure — 2.1%
22	Brinker International, Inc.	418
-(h)	CBRL Group, Inc.	-(h)
71	Cheesecake Factory, Inc. (The) (a)	1,545
14	Gaylord Entertainment Co. (a)	409
13	Las Vegas Sands Corp. (a)	1,148
6	Life Time Fitness, Inc. (a)	272
75	Marriott International, Inc., Class A	2,690
9	MGM Mirage (a)	625

81	Scientific Games Corp., Class A (a)	1,921
-(h)	Sonic Corp. (a)	2
185	Tim Hortons, Inc. (Canada)	6,327
40	Vail Resorts, Inc. (a)	1,909
11	Yum! Brands, Inc.	365
		17,631
Household Durables — 1.3%
5	Black & Decker Corp.	384
2	Fortune Brands, Inc.	112
51	Harman International Industries, Inc.	2,392
22	Jarden Corp. (a)	556
83	Lennar Corp., Class A	1,711
9	MDC Holdings, Inc.	412
16	Mohawk Industries, Inc. (a)	1,271
49	Pulte Homes, Inc.	797
8	Ryland Group, Inc.	268
38	Snap-On, Inc.	1,851
2	Stanley Works (The)	98
44	Toll Brothers, Inc. (a)	1,021
		10,873
Household Products — 0.4%
50	Procter & Gamble Co.	3,277
Independent Power Producers & Energy Traders — 0.5%
31	Constellation Energy Group, Inc.	2,949
21	Ormat Technologies, Inc.	925
		3,874
Industrial Conglomerates — 0.2%
4	3M Co.	344
21	Carlisle Cos., Inc.	702
11	Walter Industries, Inc.	473
		1,519
Insurance — 2.8%
-(h)	Aflac, Inc.	21
11	Alfa Corp.	246
2	Alleghany Corp. (a)	624
45	Allstate Corp. (The)	2,227
22	AON Corp.	963
-(h)	Arthur J. Gallagher & Co.	2
15	Assurant, Inc.	961
18	Brown & Brown, Inc.	410
82	Cincinnati Financial Corp.	3,167
-(h)	Commerce Group, Inc.	4
15	Conseco, Inc. (a)	177
12	Erie Indemnity Co., Class A	614
14	Fidelity National Financial, Inc., Class A	281
12	Loews Corp.	583
1	Markel Corp. (a)	244
27	Marsh & McLennan Cos., Inc.	739
15	Mercury General Corp.	709
32	Odyssey Re Holdings Corp.	1,223

110	Old Republic International Corp.	1,646
37	Principal Financial Group, Inc.	2,185
1	ProAssurance Corp. (a)	45
66	Progressive Corp. (The)	1,228
6	Protective Life Corp.	219
1	Prudential Financial, Inc.	100
10	StanCorp Financial Group, Inc.	489
42	Torchmark Corp.	2,554
4	Transatlantic Holdings, Inc.	298
16	Unitrin, Inc.	641
13	Zenith National Insurance Corp.	502
		23,102
Internet & Catalog Retail — 0.6%
2	Amazon.com, Inc. (a)	172
249	Liberty Media Corp. - Interactive, Class A (a)	3,957
5	priceline.com, Inc. (a)	532
		4,661
Internet Software & Services — 0.5%
-(h)	Google, Inc., Class A (a)	24
-(h)	j2 Global Communications, Inc. (a)	2
29	ValueClick, Inc. (a)	625
22	VeriSign, Inc. (a)	748
135	Yahoo!, Inc. (a)	2,586
		3,985
IT Services — 1.8%
34	Affiliated Computer Services, Inc., Class A (a)	1,649
16	Automatic Data Processing, Inc.	648
-(h)	CACI International, Inc., Class A (a)	1
8	Computer Sciences Corp. (a)	341
-(h)	Convergys Corp. (a)	4
43	Electronic Data Systems Corp.	856
16	Euronet Worldwide, Inc. (a)	427
8	Fidelity National Information Services, Inc.	357
52	Iron Mountain, Inc. (a)	1,780
195	Paychex, Inc.	6,377
25	Perot Systems Corp., Class A (a)	303
49	Syntel, Inc.	1,452
-(h)	Total System Services, Inc.	-(h)
-(h)	Unisys Corp. (a)	-(h)
33	VeriFone Holdings, Inc. (a)	644
-(h)	Wright Express Corp. (a)	2
		14,841
Leisure Equipment & Products — 0.6%
41	Brunswick Corp.	769
63	Eastman Kodak Co.	1,257
28	Hasbro, Inc.	725
101	Mattel, Inc.	2,112
-(h)	Pool Corp.	1
		4,864
Life Sciences Tools & Services — 0.6%

15	Dionex Corp. (a)	1,018
11	Illumina, Inc. (a)	670
21	Parexel International Corp. (a)	1,142
2	Techne Corp. (a)	124
43	Thermo Fisher Scientific, Inc. (a)	2,209
		5,163
Machinery — 2.6%
16	AGCO Corp. (a)	970
38	Bucyrus International, Inc.,	3,552
13	Clarcor, Inc.	503
61	Crane Co.	2,492
2	Danaher Corp.	164
81	Donaldson Co., Inc.	3,408
5	Graco, Inc.	164
19	IDEX Corp.	603
16	Illinois Tool Works, Inc.	781
17	Kaydon Corp.	754
8	Manitowoc Co., Inc. (The)	290
3	Oshkosh Truck Corp.	119
22	SPX Corp.	2,184
18	Valmont Industries, Inc.	1,479
110	Wabtec Corp.	3,777
		21,240
Media — 2.4%
31	Arbitron, Inc.	1,223
45	Belo Corp., Class A	742
68	Cablevision Systems Corp. (a)	1,588
24	CBS Corp., Class B	613
1	Citadel Broadcasting Corp.	1
20	Clear Channel Communications, Inc.	599
127	Discovery Holding Co., Class A (a)	2,955
3	E.W. Scripps Co., Class A	114
22	Gemstar-TV Guide International, Inc. (a)	96
36	John Wiley & Sons, Inc., Class A	1,427
18	Lamar Advertising Co., Class A	766
7	Liberty Global, Inc., Class A (a)	294
39	Liberty Global, Inc., Class C (a)	1,468
147	Marvel Entertainment, Inc. (a)	4,145
-(h)	McClatchy Co., Class A	1
1	Morningstar, Inc. (a)	46
41	News Corp., Class B	795
29	Omnicom Group, Inc.	1,313
33	Regal Entertainment Group, Class A	618
-(h)	Viacom, Inc., Class A (a)	4
41	Walt Disney Co. (The)	1,230
		20,038
Metals & Mining — 1.5%
77	Alcoa, Inc.	2,562
6	Carpenter Technology Corp.	367
47	Century Aluminum Co. (a)	2,450

17	Cleveland-Cliffs, Inc.	1,751
29	Commercial Metals Co.	816
41	Hecla Mining Co. (a)	386
18	RTI International Metals, Inc. (a)	986
13	Steel Dynamics, Inc.	698
63	Titanium Metals Corp.	1,366
7	United States Steel Corp.	759
		12,141
Multi-Utilities — 2.2%
6	Alliant Energy Corp.	236
18	Ameren Corp.	816
19	Black Hills Corp.	717
13	CenterPoint Energy, Inc.	211
92	Consolidated Edison, Inc.	4,030
141	NiSource, Inc.	2,678
27	NSTAR	873
23	Public Service Enterprise Group, Inc.	2,179
38	SCANA Corp.	1,418
32	Sempra Energy	1,788
146	TECO Energy, Inc.	2,426
43	Xcel Energy, Inc.	902
		18,274
Multiline Retail — 1.2%
40	Dillard's, Inc., Class A	798
36	Dollar Tree Stores, Inc. (a)	1,019
51	J.C. Penney Co., Inc.	2,422
32	Kohl's Corp. (a)	1,455
34	Nordstrom, Inc.	1,313
48	Target Corp.	2,641
		9,648
Oil, Gas & Consumable Fuels — 4.6%
-(h)	Alon USA Energy, Inc.	-(h)
35	Anadarko Petroleum Corp.	2,048
14	Arch Coal, Inc.	603
10	Arena Resources, Inc. (a)	342
19	Bill Barrett Corp. (a)	784
84	Cabot Oil & Gas Corp.	3,248
47	Carrizo Oil & Gas, Inc. (a)	2,301
38	Cheniere Energy, Inc. (a)	1,139
6	Consol Energy, Inc.	411
11	Devon Energy Corp.	909
21	El Paso Corp.	340
7	Enterprise Products Partners LP	211
15	EOG Resources, Inc.	1,283
13	Exxon Mobil Corp.	1,089
34	Frontier Oil Corp.	1,187
1	Hess Corp.	113
68	Holly Corp.	3,270
9	Kinder Morgan Management LLC (a)	501
6	Marathon Oil Corp.	295

25	Murphy Oil Corp.	1,807
16	Newfield Exploration Co. (a)	799
10	Occidental Petroleum Corp.	692
11	Overseas Shipholding Group, Inc.	714
9	Patriot Coal Corp. (a)	349
8	Peabody Energy Corp.	444
14	Pioneer Natural Resources Co.	578
90	Plains Exploration & Production Co. (a)	4,365
4	Quicksilver Resources, Inc. (a)	250
10	Range Resources Corp.	522
34	Southwestern Energy Co. (a)	1,920
16	Spectra Energy Corp.	367
16	Valero Energy Corp.	971
13	Williams Cos., Inc.	416
70	XTO Energy, Inc.	3,628
		37,896
Paper & Forest Products — 0.6%
274	Louisiana-Pacific Corp.	4,185
31	MeadWestvaco Corp.	882
5	Weyerhaeuser Co.	305
		5,372
Personal Products — 0.6%
47	Avon Products, Inc.	1,640
71	Estee Lauder Cos., Inc. (The)	2,993
		4,633
Pharmaceuticals — 2.5%
34	Allergan, Inc.	2,290
11	APP Pharmaceuticals, Inc. (a)	112
71	Barr Pharmaceuticals, Inc. (a)	3,710
424	Mylan Laboratories, Inc.	6,320
38	Perrigo Co.	1,172
1	Sepracor, Inc. (a)	29
90	Watson Pharmaceuticals, Inc. (a)	2,346
71	XenoPort, Inc. (a)	4,353
		20,332
Real Estate Investment Trusts (REITs) — 1.6%
27	Apartment Investment & Management Co.	1,066
20	BRE Properties, Inc.	877
29	Camden Property Trust	1,440
16	Developers Diversified Realty Corp.	676
21	Duke Realty Corp.	507
2	Equity Residential	87
11	Hospitality Properties Trust	381
67	Liberty Property Trust	2,140
35	Mack-Cali Realty Corp.	1,235
13	Public Storage	1,035
10	Vornado Realty Trust	936
76	Weingarten Realty Investors	2,558
		12,938
Real Estate Management & Development — 0.4%

8	Forest City Enterprises, Inc., Class A	331
12	Forestar Real Estate Group, Inc. (a)	278
74	St Joe Co. (The)	2,882
		3,491
Road & Rail — 1.2%
20	Burlington Northern Santa Fe Corp.	1,731
17	CSX Corp.	800
114	Heartland Express, Inc.	1,850
222	Knight Transportation, Inc.	3,805
34	Norfolk Southern Corp.	1,849
-(h)	YRC Worldwide, Inc. (a)	-(h)
		10,035
Semiconductors & Semiconductor Equipment — 3.3%
9	Advanced Micro Devices, Inc. (a)	68
64	Analog Devices, Inc.	1,812
84	Applied Materials, Inc.	1,501
45	Atheros Communications, Inc. (a)	1,226
9	Cypress Semiconductor Corp. (a)	182
5	FormFactor, Inc. (a)	117
106	International Rectifier Corp. (a)	2,937
53	KLA-Tencor Corp.	2,214
172	Linear Technology Corp.	4,752
334	LSI Corp. (a)	1,741
23	Microchip Technology, Inc.	733
413	Micron Technology, Inc. (a)	2,906
27	Microsemi Corp. (a)	603
81	National Semiconductor Corp.	1,496
14	Sigma Designs, Inc. (a)	636
88	Silicon Laboratories, Inc. (a)	2,765
72	SiRF Technology Holdings, Inc. (a)	1,103
-(h)	Skyworks Solutions, Inc. (a)	-(h)
17	Varian Semiconductor Equipment Associates, Inc. (a)	532
-(h)	Verigy Ltd. (Singapore) (a)	-(h)
		27,324
Software — 4.5%
-(h)	ACI Worldwide, Inc. (a)	-(h)
72	BEA Systems, Inc. (a)	1,336
85	Cadence Design Systems, Inc. (a)	860
15	Concur Technologies, Inc. (a)	515
12	Electronic Arts, Inc. (a)	562
110	FactSet Research Systems, Inc.	6,174
119	Informatica Corp. (a)	2,301
220	Intuit, Inc. (a)	6,766
113	Lawson Software, Inc. (a)	980
1	MICROS Systems, Inc. (a)	74
-(h)	NAVTEQ Corp. (a)	6
428	Nuance Communications, Inc. (a)	6,795
311	Oracle Corp. (a)	6,387
239	THQ, Inc. (a)	4,312
36	TIBCO Software, Inc. (a)	269

-(h)	Vasco Data Security International, Inc. (a)	2
		37,339
Specialty Retail — 4.0%
18	Advance Auto Parts, Inc.	649
196	Bed Bath & Beyond, Inc. (a)	6,316
-(h)	Borders Group, Inc.	1
-(h)	Cabela's, Inc. (a)	1
70	Carmax, Inc. (a)	1,552
9	Circuit City Stores, Inc.	48
38	Coldwater Creek, Inc. (a)	247
144	Dick's Sporting Goods, Inc. (a)	4,686
177	Foot Locker, Inc.	2,421
26	GameStop Corp., Class A (a)	1,365
55	Guess?, Inc.	2,070
34	Home Depot, Inc.	1,040
207	Limited Brands, Inc.	3,951
142	Lowe's Cos., Inc.	3,757
51	Penske Auto Group, Inc.	920
35	PetSmart, Inc.	812
6	Sally Beauty Holdings, Inc. (a)	53
18	TJX Cos., Inc.	581
5	Tractor Supply Co. (a)	183
32	Urban Outfitters, Inc. (a)	936
40	Williams-Sonoma, Inc.	1,064
-(h)	Zumiez, Inc. (a)	1
		32,654
Textiles, Apparel & Luxury Goods — 1.4%
97	Columbia Sportswear Co.	4,244
33	Deckers Outdoor Corp. (a)	4,031
8	Fossil, Inc. (a)	259
19	Hanesbrands, Inc. (a)	497
-(h)	Jones Apparel Group, Inc.	1
20	Liz Claiborne, Inc.	443
22	Polo Ralph Lauren Corp.	1,312
-(h)	Quiksilver, Inc. (a)	-(h)
-(h)	Timberland Co., Class A (a)	1
15	Wolverine World Wide, Inc.	376
		11,164
Thrifts & Mortgage Finance — 0.4%
5	Capitol Federal Financial	156
-(h)	First Niagara Financial Group, Inc.	1
2	Freddie Mac	68
14	Guaranty Financial Group, Inc. (a)	196
39	Hudson City Bancorp, Inc.	635
11	NewAlliance Bancshares, Inc.	133
-(h)	PMI Group, Inc. (The)	1
16	Radian Group, Inc.	144
110	Sovereign Bancorp, Inc.	1,367
38	Washington Federal, Inc.	930
		3,631

Tobacco — 0.4%
9	Altria Group, Inc.	705
56	UST, Inc.	2,905
		3,610
Transportation Infrastructure — 0.0% (g)
-(h)	Macquarie Infrastructure Co. LLC	2
Wireless Telecommunication Services — 0.6%
38	American Tower Corp., Class A (a)	1,417
25	Crown Castle International Corp. (a)	887
74	SBA Communications Corp., Class A (a)	2,205
16	Telephone & Data Systems, Inc.	831
		5,340

Total Short Positions — 95.3%
(Proceeds $798,847)	$784,018

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(j)	All or a portion of these securities are segregated for short sales.

(y)	Company became an affiliate of JPMorgan Chase & Co. as of March 16, 2008.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	22,589
Aggregate gross unrealized depreciation	(46,256)
Net unrealized appreciation/depreciation	$(23,667)

Federal income tax cost of investments	$854,042

JPMorgan Asia Equity Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value($)

Long-Term Investments — 92.5%

Common Stocks — 92.5%

China — 14.3%
12,500	Belle International Holdings Ltd.	14,724
51,000	China Construction Bank Corp., Class H	35,726
7,000	China High Speed Transmission Equipment Group Co., Ltd. (a)	12,765
29,525	China Hongxing Sports Ltd.	13,217
8,000	China Life Insurance Co., Ltd.	28,807
4,000	China Merchants Bank Co., Ltd., Class H	14,102
5,500	China National Building Material Co., Ltd., Class H	12,345
5,000	China Sky Chemical Fibre Co., Ltd.	4,974
8,500	China COSCO Holdings, Class H	19,573
3,800	Guangzhou R&F Properties Co., Ltd., Class H	10,059
21,343	Soho China, Ltd. (a)	18,202
16,000	Synear Food Holdings Ltd.	13,203
		197,697

Hong Kong — 17.5%
15,000	AMVIG Holdings Ltd.	17,852
2,500	Cheung Kong Holdings Ltd.	40,537
3,500	China Mobile Ltd.	51,601
1,200	Esprit Holdings Ltd.	15,628
7,000	FU JI Food and Catering Services Holdings Ltd.	11,995
25,000	Huabao International Holdings Ltd.	22,820
4,000	Kerry Properties Ltd.	26,965
12,500	Nine Dragons Paper Holdings Ltd.	20,423
11,000	Pacific Basin Shipping Ltd.	15,450
1,000	Sun Hung Kai Properties Ltd.	19,844
		243,115

India — 15.3%
750	Bharti Airtel Ltd. (a)	16,465
100	HDFC Bank Ltd. ADR	11,934
1,000	ICICI Bank Ltd. ADR	60,760
560	Larsen & Toubro Ltd. GDR	52,640
550	Reliance Industries Ltd. GDR (e)	70,675
		212,474

Indonesia — 10.8%
36,000	Bank Rakyat Indonesia	27,842
48,000	Bumi Resources TBK PT	34,097
70,000	Indofood Sukses Makmur TBK PT	21,861
22,500	Indosat TBK PT	17,490
65,000	Kalbe Farma TBK PT	8,571
27,000	United Tractors TBK PT	39,699
		149,560

Malaysia — 4.0%
5,640	Berjaya Sports Toto BHD	9,125
6,000	Genting BHD	13,666
15,000	IOI Corp. BHD	33,314

56,105

Singapore — 8.6%
3,500	CapitaLand Ltd.	14,821
25,000	Golden Agri-Resources Ltd.	34,443
15,000	Olam International Ltd.	27,744
8,500	SembCorp Industries Ltd.	27,865
4,650	Wilmar International Ltd.	13,798
		118,671

South Korea — 13.4%
17	Amorepacific Corp.	11,241
175	Daelim Industrial Co.	24,207
500	Digitech Systems Co., Ltd. (a)	7,763
165	Doosan Heavy Industries and Construction Co., Ltd.	16,345
500	Hana Financial Group, Inc.	24,544
1,000	Kangwon Land, Inc. (a)	23,399
375	LG Corp. (a)	21,747
300	LG Electronics, Inc.	29,118
280	Samsung Engineering Co., Ltd. (a)	27,226
		185,590

Taiwan — 6.7%
16,000	Asia Cement Corp.	23,063
7,000	Delta Electronics, Inc.	17,925
3,500	HON HAI Precision Industry Co., Ltd.	18,792
5,068	InnoLux Display Corp.	10,880
30,000	Yuanta Financial Holding Co., Ltd. (a)	22,987
		93,647

Thailand — 1.9%
6,000	PTT Exploration & Production pcl, Foreign Shares	26,715

Total Common Stocks
(Cost $1,236,865)	1,283,574

Warrant — 0.0% (g)

Hong Kong — 0.0% (g)
417	China Overseas Land & Investment Ltd., expires 08/27/08
	(Strike Price $12.50) (a)
	(Cost $-)	127

Total Investments — 92.5%
(Cost $1,236,865)	1,283,701

Other Assets in Excess of Liabilities — 7.5%	104,016

NET ASSETS — 100.0%	$1,387,717

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a) Non-income producing security.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g) Amount rounds to less than 0.1%.
ADR American Depositary Receipt
GDR Global Depositary Receipt

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $1,184,000 and 85.3% of total investments, respectively.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,837
Aggregate gross unrealized depreciation	(112,001)
Net unrealized appreciation/depreciation	$46,836

Federal income tax cost of investments	$1,236,865

Summary of Investments By Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	13.6%
Oil, Gas & Consumable Fuels	10.2
Real Estate Management & Development	10.2
Construction & Engineering	9.4
Food Products	9.1
Wireless Telecommunication Services	5.3
Hotels, Restaurants & Leisure	4.5
Industrial Conglomerates	3.9
Machinery	3.1
Electronic Equipment & Instruments	2.9
Construction Materials	2.7
Marine	2.7
Specialty Retail	2.4
Household Durables	2.3
Insurance	2.2
Food & Staples Retailing	2.2
Diversified Financial Services	1.8
Distributors	1.8
Paper & Forest Products	1.6
Computers & Peripherals	1.4
Textiles, Apparel & Luxury Goods	1.4
Containers & Packaging	1.4
Diversified Telecommunication Services	1.3
Electrical Equipment	1.0
Others (each less than 1.0%)	1.6

JPMorgan China Region Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 100.5%

Common Stocks — 100.5%

China — 34.4%
438	Air China Ltd., Class H	388
202	Ajisen China Holdings Ltd. (a)	310
325	Belle International Holdings Ltd.	383
244	China Communications Construction Co., Ltd., Class H	585
1,401	China Construction Bank Corp., Class H	981
393	China Life Insurance Co., Ltd., Class H	1,415
329	China Merchants Bank Co., Ltd., Class H	1,160
172	China National Building Material Co., Ltd., Class H	386
886	China Petroleum & Chemical Corp., Class H	930
290	China Shenhua Energy Co., Ltd., Class H	1,511
281	China COSCO Holdings Co., Ltd., Class H	647
7	Ctrip.com International Ltd. ADR	325
13	E-House China Holdings Ltd. ADR (a)	243
177	Guangzhou R&F Properties Co., Ltd., Class H	469
187	Intime Department Store Group Co., Ltd. (a)	163
3	New Oriental Education & Technology Group ADR (a)	159
58	Parkson Retail Group Ltd.	500
9	Perfect World Co., Ltd. ADR (a)	202
124	Shanghai Zhenhua Port Machinery Co., Class B	262
359	Soho China Ltd. (a)	306
92	Tencent Holdings Ltd.	551
48	Yantai Changyu Pioneer Wine Co., Class B	340
134	Zijin Mining Group Co., Ltd.	161
		12,377

Hong Kong — 42.4%
127	Bank of East Asia Ltd.	729
320	BOC Hong Kong Holdings Ltd.	800
129	Cheung Kong Holdings Ltd.	2,086
227	China Mobile Ltd.	3,351
145	China Resources Power Holdings Co.	348
182	China Unicom Ltd.	417
745	CNOOC Ltd.	1,053
63	Esprit Holdings Ltd.	814
176	Hang Lung Properties Ltd.	697
58	Hong Kong Exchanges & Clearing Ltd.	1,209
62	Hutchison Whampoa Ltd.	608
134	Kerry Properties Ltd.	901
154	Li Ning Co., Ltd.	427
153	Lifestyle International Holdings Ltd.	405
118	Shimao Property Holdings Ltd.	210
62	Sun Hung Kai Properties Ltd.	1,230
		15,285

Taiwan — 23.7%
273	Acer, Inc.	428

270	Asia Cement Corp.	389
399	AU Optronics Corp.	666
650	Cathay Financial Holding Co., Ltd.	1,555
171	Chinatrust Financial Holding Co., Ltd. (a)	138
129	Chroma ATE, Inc.	219
261	Formosa Chemicals & Fibre Corp.	543
45	Foxconn Technology Co., Ltd.	258
144	HON HAI Precision Industry Co., Ltd.	775
183	InnoLux Display Corp.	393
255	Nan Ya Plastics Corp.	512
68	Powertech Technology, Inc.	199
29	Richtek Technology Corp.	203
352	Ruentex Development Co., Ltd.	321
476	Taiwan Semiconductor Manufacturing Co., Ltd.	891
87	Tripod Technology Corp.	258
199	TXC Corp.	258
344	Wistron Corp.	525
		8,531

Total Investments — 100.5%
(Cost $42,347)	36,193

Liabilities in Excess of Other Assets — (0.5)%	(163)

NET ASSETS — 100.0%	$36,030

Percentages indicated are based on net assets.

Summary of Investments By Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total Investments:

INDUSTRY	PERCENTAGE

Real Estate Management & Development	17.9
Commercial Banks	10.5
Wireless Telecommunication Services	10.4
Oil, Gas & Consumable Fuels	9.7
Insurance	8.2
Electronic Equipment & Instruments	6.0
Computers & Peripherals	4.4
Semiconductors & Semiconductor Equipment	3.6
Diversified Financial Services	3.3
Specialty Retail	3.3
Multiline Retail	2.9
Chemicals	2.9
Construction Materials	2.1
Marine	1.8
Hotels Restaurants & Leisure	1.8
Industrial Conglomerates	1.7
Construction & Engineering	1.6
Internet Software & Services	1.5
Leisure Equipment & Products	1.2
Airlines	1.1
Independent Power Producers & Energy Traders	1.0
Others (each less than 1.0%)	3.1

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
ADR	American Depositary Receipt

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$250
Aggregate gross unrealized depreciation	(6,404)
Net unrealized appreciation/depreciation	$(6,154)

Federal income tax cost of investments	$42,347

The market value and percentage based on net assets of the investments that are fair valued under the fair valuation policy for the international investments are approximately $35,263,000 and 97.4% of total investments, respectively.

JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 94.3% (l)

Common Stocks — 92.0%

Argentina — 1.2%
94	Banco Macro S.A. ADR	2,219
102	Tenaris S.A. ADR	4,076
		6,295

Austria — 1.2%
50	Raiffeisen International Bank Holding AG (c)	6,346

Brazil — 14.4%
72	Cia de Bebidas das Americas ADR	5,144
1,144	Cia Vale do Rio Doce ADR	29,772
182	Gol Linhas Aereas Inteligentes S.A. ADR	3,560
431	Petroleo Brasileiro S.A. ADR	40,188
		78,664

Chile — 0.7%
83	Banco Santander Chile S.A. ADR	4,051

China — 3.2%
4,010	Agile Property Holdings Ltd.	4,489
994	Anhui Conch Cement Co., Ltd., Class H	5,386
2,086	China National Building Material Co., Ltd., Class H	4,682
792	Tsingtao Brewery Co., Ltd., Class H	2,764
		17,321

Egypt — 3.3%
70	Orascom Construction Industries	7,339
680	Orascom Telecom Holding SAE	10,563
		17,902

Hong Kong — 8.2%
1,455	China Mobile Ltd.	21,451
541	Esprit Holdings Ltd.	7,043
2,242	GOME Electrical Appliances Holdings Ltd.	5,111
1,072	Li & Fung Ltd.	4,037
2,698	Shimao Property Holdings Ltd.	4,802
841	Yue Yuen Industrial Holdings Ltd.	2,460
		44,904

Hungary — 1.3%
2	OTP Bank Nyrt.	69
55	OTP Bank Nyrt. ADR (e)	4,593
-(h)	Richter Gedeon Nyrt.	45
11	Richter Gedeon Nyrt. ADR (e)	2,360
		7,067

India — 11.4%
230	ACC Ltd.	4,532
772	Ambuja Cements Ltd. GDR	2,363
580	Bharti Airtel Ltd. (a)	12,730
66	Hero Honda Motors Ltd.	1,174
250	Housing Development Finance Corp.	18,224
235	Indiabulls Real Estate Ltd. (a)	3,864
107	Infosys Technologies Ltd.	4,105

104	Infosys Technologies Ltd. ADR	4,299
146	Reliance Capital Ltd.	7,077
469	Zee Entertainment Enterprises Ltd.	3,432
		61,800

Indonesia — 2.1%
5,324	Bank Rakyat Indonesia	4,117
114	Telekomunikasi Indonesia TBK PT ADR	4,613
3,783	Unilever Indonesia TBK PT	2,873
		11,603

Israel — 1.0%
123	Teva Pharmaceutical Industries Ltd. ADR	5,669

Malaysia — 0.7%
278	British American Tobacco Malaysia Berhad	3,636

Mexico — 7.5%
357	America Movil S.A.B. de C.V., Series L ADR	21,382
330	Fomento Economico Mexicano S.A.B. de C.V. ADR	11,952
1,757	Grupo Financiero Banorte S.A.B. de C.V. (c)	7,245
		40,579

Russia — 6.3%
43	Fifth Power Generation Co. GDR (a)	376
100	Mechel ADR	9,286
98	OAO Gazprom ADR	4,774
12	OAO Gazprom ADR	564
2,524	Sberbank	9,334
18	TGK-5 GDR (a) (f) (i)	59
40	Unified Energy System GDR (a)	3,965
167	Vimpel-Communications ADR	5,738
		34,096

South Africa — 11.5%
1,164	African Bank Investments Ltd.	4,385
68	Anglo American plc	3,732
2,125	FirstRand Ltd.	4,824
333	Impala Platinum Holdings Ltd.	12,658
79	Imperial Holdings Ltd.	821
406	Massmart Holdings Ltd.	3,753
771	MTN Group Ltd.	12,306
2,217	Network Healthcare Holdings Ltd. (a) (c)	2,958
275	Sasol Ltd.	13,217
1,763	Steinhoff International Holdings Ltd.	3,923
		62,577

South Korea — 9.8%
52	Hyundai Mobis (a)	4,341
73	Hyundai Motor Co.	5,762
105	Kookmin Bank	6,895
221	KT&G Corp. GDR (a) (e)	9,470
14	POSCO	7,843
16	Samsung Electronics Co., Ltd.	10,120
14	Shinsegae Co., Ltd.	9,161
		53,592

Taiwan — 4.1%

1,912	HON HAI Precision Industry Co., Ltd.	10,263
478	President Chain Store Corp.	1,361
3,053	Taiwan Semiconductor Manufacturing Co., Ltd.	5,721
531	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,931
		22,276

Turkey — 2.4%
458	Akbank TAS	2,722
485	Anadolu Efes Biracilik Ve Malt Sanayii AS	4,871
339	Migros Turk TAS	5,495
		13,088

United Arab Emirates — 1.7%
2,782	Emaar Properties PJSC	9,271

Total Common Stocks
(Cost $300,953)	500,737

Preferred Stock — 2.3%

Brazil — 2.3%
562	Banco Itau Holding Financeira S.A.
	(Cost $6,259)	12,631
	Total Long-Term Investments
	(Cost $307,212)	513,368

Short-Term Investment — 5.3%

Investment Company — 5.3%
29,044	JPMorgan Prime Money Market Fund,
	Institutional Class (b)
	(Cost $29,044)	29,044

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 1.3%

Repurchase Agreements — 1.3%
1,315	Banc of America Securities LLC, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $1,315, collateralized by U.S. Government Agency Mortgages	1,315
1,500	Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $1,500, collateralized by U.S. Government Agency Mortgages	1,500
1,500	Bear Stearns Cos., Inc., 3.13%, dated 01/31/08, due 02/01/08, repurchase price $1,500, collateralized by U.S. Government Agency Mortgages	1,500
1,500	Credit Suisse First Boston LLC, 3.14%, dated 01/31/08, due 02/01/08, repurchase price $1,500, collateralized by U.S. Government Agency Mortgages	1,500
1,500	Lehman Brothers, Inc., 3.12%, dated 01/31/08, due 02/01/08, repurchase price $1,500, collateralized by U.S. Government Agency Mortgages	1,500

Total Investments of Cash Collateral for Securities on Loan
(Cost $7,315)	7,315

Total Investments — 100.9%
(Cost $343,571)	549,727

Liabilities in Excess of Other Assets — (0.9)%	(5,012)

NET ASSETS — 100.0%	$544,715

Percentages indicated are based on net assets.

Summary of Investments By Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Wireless Telecommunication Services	15.5%
Metals & Mining	11.7
Commercial Banks	11.1
Oil, Gas & Consumable Fuels	10.8
Beverages	4.6
Real Estate Management & Development	4.1
Semiconductors & Semiconductor Equipment	3.8
Food & Staples Retailing	3.6
Thrifts & Mortgage Finance	3.4
Construction Materials	3.1
Diversified Financial Services	3.0
Tobacco	2.4
Specialty Retail	2.2
Electronic Equipment & Instruments	1.9
IT Services	1.6
Pharmaceuticals	1.5
Construction & Engineering	1.4
Automobiles	1.3
Household Durables	1.3
Others (each less than 1.0%)	6.4
Short-Term Investment	5.3

ABBREVIATIONS & DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Fair Valued Investment. The following are approximately the market value and percentage of the investments based on total investments (excluding Investments of Cash Collateral for Securities on Loan) that are fair valued (amounts in thousands):

Market Value	Percentage
$59	-% (g)

The market value and percentage of the investments that are fair valued under the fair valuation policy for the international investments are approximately $312,863,000 and 56.9% of total investments (excluding Investments of Cash Collateral for Securities on Loan), respectively.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (dollars or shares).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	221,285
Aggregate gross unrealized depreciation	(15,129)
Net unrealized appreciation/depreciation	$206,156
Federal income tax cost of investments	$343,571

JPMorgan Global Focus Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands, except shares and number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 94.2% (l)

Australia — 1.2%
19,391	International Ferro Metals Ltd. (a)	34

Austria — 2.0%
1,158	Intercell AG (a)	44
431	Telekom Austria AG	12
		56

Cyprus — 1.9%
5,285	Marfin Popular Bank Public Co., Ltd., Class B	54

Finland — 1.7%
1,297	Nokia OYJ	48

France — 5.4%
158	Alstom	32
379	Remy Cointreau S.A.	23
349	Renault S.A.	40
904	Rhodia S.A. (a)	25
517	Suez S.A.	31
		151

Germany — 4.2%
160	Allianz SE	29
329	Continental AG	34
1,537	Lanxess AG	54
		117

Greece — 2.1%
2,969	Corinth Pipeworks S.A. (a)	25
2,390	Sidenor Steel Production & Manufacturing Co. S.A.	33
		58

Hong Kong — 0.7%
8,000	China Resources Power Holdings Co.	19

Israel — 1.4%
5,035	Makhteshim-Agan Industries Ltd. (a)	40

Italy — 2.4%
1,930	Banco Popolare Scarl (a)	39
4,068	Intesa Sanpaolo S.p.A.	29
		68

Japan — 16.1%
4,000	Amada Co., Ltd.	35
2,100	Chugai Pharmaceutical Co., Ltd.	28
5,000	Daiwa Securities Group, Inc.	45
1,000	Elpida Memory, Inc. (a)	36
8,000	Fukuoka Financial Group, Inc.	49
10	Japan Tobacco, Inc.	53
7,000	Kubota Corp.	50
12,000	Nippon Sheet Glass Co., Ltd.	55
1,300	Toyota Motor Corp.	70
6	West Japan Railway Co.	29
		450

Netherlands — 4.5%
864	Koninklijke Philips Electronics N.V.	34
2,078	Royal Dutch Shell plc, Class A	74
2,305	Vimetco N.V. GDR (a)	18
		126

Norway — 1.0%
2,287	Norsk Hydro ASA	27

Singapore — 2.8%
15,000	CapitaMall Trust	32
18,000	Singapore Telecommunications Ltd.	47
		79

South Korea — 0.7%
320	Kookmin Bank ADR (a)	21
13	LG.Philips LCD Co., Ltd. ADR (a)	- (h)
		21

Spain — 2.9%
176	Acciona S.A.	45
2,159	Banco Santander S.A.	38
		83

Sweden — 1.3%
1,361	Atlas Copco AB, Class B	18
2,084	Black Earth Farming Ltd. SDR (a)	19
		37

Switzerland — 2.0%
301	Roche Holding AG	55

Taiwan — 1.6%
4,162	HON HAI Precision Industry Co., Ltd. GDR	44

United Kingdom — 9.9%
4,876	BAE Systems plc	45
1,649	Greene King plc	25
551	Imperial Tobacco Group plc	27
4,694	International Power plc	37
5,967	Michael Page International plc	31
8,185	Premier Foods plc	22
9,177	Taylor Wimpey plc	33
11,269	TUI Travel plc (a)	58
		278

United States — 28.4%
358	Apache Corp.	34
1,553	Bank of America Corp.	69
331	Bucyrus International, Inc., Class A	31
409	Celgene Corp. (a)	23
2,370	Cisco Systems, Inc. (a)	58
1,554	Citigroup, Inc.	44
2,513	Corning, Inc.	60
1,180	General Electric Co.	42
54	Google, Inc., Class A (a)	30
556	International Game Technology	24
540	Merck & Co., Inc.	25
765	Merrill Lynch & Co., Inc.	43

926	Morgan Stanley	46
2,189	News Corp., Class B	43
1,106	Norfolk Southern Corp.	60
1,322	Safeway, Inc.	41
1,192	Schering-Plough Corp.	23
381	Schlumberger Ltd.	29
990	SYSCO Corp.	29
981	Yahoo!, Inc. (a)	19
408	Zions Bancorp	22
		795
	Total Long-Term Investmentss
	(Cost $2,852)	2,640

Principal Amount ($)

Short-Term Investment — 0.7%

U.S. Treasury Obligation — 0.7%
20,000	U.S. Treasury Bill, 2.62%, 06/12/08 (k) (n)
	(Cost $20)	20

Total Investments — 94.9%
(Cost $2,872)	2,660

Other Assets In Excess of Liabilities — 5.1%	142

NET ASSETS — 100.0%	$2,802

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	9.5%
Pharmaceuticals	6.6
Communications Equipment	6.2
Metals & Mining	5.2
Capital Markets	5.0
Machinery	5.0
Chemicals	4.5
Diversified Financial Services	4.2
Automobiles	4.1
Oil, Gas & Consumable Fuels	4.1
Hotels Restaurants & Leisure	4.0
Road & Rail	3.3
Tobacco	3.0
Industrial Conglomerates	2.9
Food & Staples Retailing	2.6
Diversified Telecommunication Services	2.2
Building Products	2.1
Independent Power Producers & Energy Traders	2.1
Internet Software & Services	1.8
Aerospace & Defense	1.7
Construction & Engineering	1.7

Electronic Equipment & Instruments	1.7
Media	1.6
Semiconductors & Semiconductor Equipment	1.4
Auto Components	1.3
Commercial Services & Supplies	1.2
Electrical Equipment	1.2
Household Durables	1.2
Multi-Utilities	1.2
Real Estate Investment Trusts	1.2
Energy Equipment & Services	1.1
Insurance	1.1
Other (each less than 1.0%)	4.0

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53
Aggregate gross unrealized depreciation	(265)
Net unrealized appreciation/depreciation	$(212)

Federal income tax cost of investments	$2,872

Futures Contract

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	E-mini S&P 500 Index	March, 2008	207	(6)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
113,447	AUD	03/06/08	$100		$101		$1
124,150	CAD	03/06/08	124		124		0	(h)
119,569	CHF	03/06/08	107		111		4
10,878	EUR	for
1,690,834	JPY	03/06/08	16	#	16	#	-	(h)
196,726	EUR	03/06/08	290		292		2
137,403	GBP	03/06/08	277		273		(4)
257,332	HKD	03/06/08	33		33		-	(h)
10,625,346	JPY	03/06/08	97		100		3
168,618	NOK	03/06/08	31		31		0	(h)
94,282	SEK	for
7,430	GBP	03/06/08	15	#	15	#	-	(h)
459,586	SEK	03/06/08	73		72		(1)
			$1,163		$1,168		$5

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
22,155	AUD	03/06/08	$19	$20	$(1)
78,828	CHF	03/06/08	72	73	(1)
375,867	EUR	03/06/08	553	558	(5)
137,183	GBP	03/06/08	279	272	7
142,327	HKD	03/06/08	18	18	0	(h)
25,057,737	JPY	03/06/08	229	236	(7)
82,260	NOK	03/06/08	15	15	0	(h)
463,781	SEK	03/06/08	73	73	-	(h)
98,837	SGD	03/06/08	69	70	(1)
			$1,327	$1,335	$(8)

# For cross-currency exchange contracts, the settlement value is the market value at 01/31/08 of the currency being sold, and the value at 01/31/08 is the market value of the currency being purchased.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SDR	Special Drawing Rights
SEK	Swedish Krona
SGD	Singapore Dollar

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $1,761 and 62.8% of net assets, respectively.

JPMorgan Income Builder Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

	Shares	Security Description	Value ($)

Long-Term Investments — 87.6%

Common Stocks — 24.6% (l)

Australia — 1.1%
	5	Australia & New Zealand Banking Group Ltd.	126
	2	Westpac Banking Corp.	53
	1	Woolworths Ltd.	39
			218

Belgium — 0.3%
	2	Fortis	34
	2	Melexis N.V.	31
			65

Brazil — 1.0%
	4	Cia Energetica de Minas Gerais ADR	65
	3	Cia Vale do Rio Doce ADR	68
	1	Petroleo Brasileiro S.A. ADR	48
			181

Finland — 0.6%
	4	Sampo OYJ, Class A	109

France — 2.6%
	2	AXA S.A.	64
	1	BNP Paribas	50
	1	Renault S.A.	67
	1	Sanofi-Aventis S.A.	80
	1	Suez S.A.	51
	2	Total S.A.	115
	2	Vivendi	75
			502

Germany — 1.6%
	1	Daimler AG	85
	2	Deutsche Lufthansa AG	37
	1	E.ON AG	126
	-(h)	Muenchener Rueckversicherungs-Gesellschaft AG	64
			312

Hong Kong — 0.4%
	9	CLP Holdings Ltd.	72

Italy — 1.8%
	5	Alleanza Assicurazioni S.p.A.	67
	2	Banco Popolare Scarl (a)	35
	3	ENI S.p.A.	94
	21	Intesa Sanpaolo S.p.A.	152
			348

Netherlands — 2.2%
	1	Akzo Nobel N.V.	77
	1	ING Groep N.V., CVA	43
	1	Koninklijke Philips Electronics N.V.	35
	4	Royal Dutch Shell plc, Class A	132
	8	Royal KPN N.V.	140

			427

Norway — 0.2%
	2	StatoilHydro ASA	41

Portugal — 0.4%
	6	Portugal Telecom SGPS S.A.	72

Singapore — 0.4%
	32	Singapore Telecommunications Ltd.	83

South Korea — 0.3%
	1	Kookmin Bank ADR (a)	57

Spain — 0.4%
	2	Telefonica S.A.	68

Sweden — 1.1%
	5	Skanska AB, Class B	92
	12	TeliaSonera AB	107
			199

Taiwan — 0.8%
	4	Chunghwa Telecom Co., Ltd. ADR	81
	7	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	68
			149

United Kingdom — 2.8%
	4	Barclays plc	36
	7	BP plc	71
	2	British American Tobacco plc	81
	7	HSBC Holdings plc	107
	8	Lloyds TSB Group plc	67
	15	Premier Foods plc	39
	38	Vodafone Group plc	133
			534

United States — 6.6%
	2	Altria Group, Inc.	173
	2	AT&T, Inc.	83
	3	Bank of America Corp.	133
	2	DTE Energy Co.	95
	2	Duke Realty Corp.	40
	3	General Electric Co.	97
	1	Hospitality Properties Trust	34
	3	Merck & Co., Inc.	142
	2	Microsoft Corp.	75
	1	Paychex, Inc.	23
	4	Pfizer, Inc.	102
	3	U.S. Bancorp	111
	4	Verizon Communications, Inc.	140
			1,248
		Total Common Stocks
		(Cost $5,002)	4,685

	Principal Amount ($)

Asset-Backed Securities — 3.6%

Cayman Islands — 1.1%
	291	Nationstar NIM Trust,
		Series 2007-C, Class A, 8.00%, 06/25/37 (e) (i)	204

United States — 2.5%
	136	Citigroup Mortgage Loan Trust, Inc.,
		Series 2006-WFH4, Class A1, FRN, 3.43%, 11/25/36	135
	96	Credit-Based Asset Servicing and Securitization LLC,
		Series 2006-CB6, Class A21, FRN, 3.42%, 07/25/36	94
	97	Morgan Stanley ABS Capital I,
		Series 2006-HE4, Class A1, FRN, 3.42%, 06/25/36	96
	150	Wells Fargo Home Equity Trust,
		Series 2006-1, Class A2, FRN, 3.47%, 05/25/36	147
			472
		Total Asset-Backed Securities
		(Cost $763)	676

Corporate Bonds — 41.6%

Bermuda — 0.5%
	100	Intelsat Bermuda Ltd.,
		9.25%, 06/15/16	100

Canada — 1.4%
	75	Cascades, Inc.,
		7.25%, 02/15/13	69
	50	Quebecor Media, Inc.,
		7.75%, 03/15/16	46
	50	Quebecor World Capital Corp.,
		6.13%, 11/15/13 (d)	21
	50	Quebecor World, Inc.,
		9.75%, 01/15/15 (d) (e)	24
	100	Videotron Ltee,
		6.88%, 01/15/14	97
			257

Cayman Islands — 0.5%
	100	Seagate Technology HDD Holdings,
		6.80%, 10/01/16	97

Luxembourg — 0.4%
	100	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co.,
		6.88%, 12/15/11	76

Netherlands — 0.2%
	50	NXP BV/NXP Funding LLC,
		7.88%, 10/15/14	46

Singapore — 0.5%
	100	Flextronics International Ltd.,
		6.25%, 11/15/14	94

United Kingdom — 0.5%
	100	Virgin Media Finance plc,
		9.13%, 08/15/16	91

United States — 37.6%
	100	ACE Cash Express, Inc.,
		10.25%, 10/01/14 (e)	89
	50	AES Corp. (The),
		8.75%, 05/15/13 (e)	52
	150	Alliance One International, Inc.,
		11.00%, 05/15/12	153

		Allied Waste North America, Inc.,
	50	6.13%, 02/15/14	48
	100	7.13%, 05/15/16	99
	25	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp.,
		10.00%, 06/01/12	26
	45	American Airlines, Inc.,
		7.38%, 05/23/16	41
	100	American Tire Distributors, Inc.,
		FRN, 11.08%, 04/01/12	95
	100	AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
		7.13%, 05/20/16	97
	100	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp.,
		10.50%, 08/15/14	99
	25	Bausch & Lomb, Inc.,
		9.88%, 11/01/15 (e)	25
	100	Berry Plastics Holding Corp.,
		8.88%, 09/15/14	89
	50	Block Communications, Inc.,
		8.25%, 12/15/15 (e)	48
	50	Broder Brothers Co.,
		11.25%, 10/15/10	37
	50	Calfrac Holdings LP,
		7.75%, 02/15/15 (e)	47
	100	CCH I Holdings LLC/CCH I Holdings Capital Corp.,
		11.00%, 10/01/15	72
	100	Chiquita Brands International, Inc.,
		8.88%, 12/01/15	88
	100	Claymont Steel Holdings, Inc.,
		8.88%, 02/15/15	103
	20	Collective Brands, Inc.,
		8.25%, 08/01/13	18
	100	Community Health Systems, Inc.,
		8.88%, 07/15/15	101
	125	Constar International, Inc.,
		FRN, 8.24%, 02/15/12	116
	60	Constellation Brands, Inc.,
		8.38%, 12/15/14	62
		Continental Airlines, Inc.,
	100	7.49%, 10/02/10	100
	86	9.56%, 09/01/19	86
	75	Cricket Communications, Inc.,
		9.38%, 11/01/14 (e)	68
	40	Dean Foods Co.,
		7.00%, 06/01/16	36
	50	DIRECTV Holdings LLC,
		6.38%, 06/15/15	47
	50	DirecTV Holdings LLC/DirecTV Financing Co.,
		8.38%, 03/15/13	52
	100	Encore Acquisition Co.,
		7.25%, 12/01/17	96

	100	Eurofresh, Inc.,
		11.50%, 01/15/13 (e)	50
	100	Ford Motor Co.,
		7.45%, 07/16/31	74
		Ford Motor Credit Co. LLC,
	100	8.00%, 12/15/16	84
	30	9.88%, 08/10/11	29
	50	Freescale Semiconductor, Inc.,
		8.88%, 12/15/14	41
	100	General Cable Corp.,
		FRN, 7.10%, 04/01/15	89
	160	General Motors Corp.,
		8.38%, 07/15/33	130
	25	General Nutrition Centers, Inc.,
		PIK, 10.01%, 03/15/14	21
	75	Georgia-Pacific LLC,
		7.13%, 01/15/17 (e)	71
	100	Harland Clarke Holdings Corp.,
		FRN, 9.62%, 05/15/15	72
	100	HCA, Inc.,
		9.25%, 11/15/16	105
	100	Holly Energy Partners LP,
		6.25%, 03/01/15	91
	100	Idearc, Inc.,
		8.00%, 11/15/16	89
	50	Intcomex, Inc.,
		11.75%, 01/15/11	50
	100	Intelsat Corp.,
		9.00%, 08/15/14	99
	100	iPCS, Inc.,
		FRN, 7.04%, 05/01/13	89
	25	Jarden Corp.,
		7.50%, 05/01/17	21
	100	JB Poindexter & Co., Inc.,
		8.75%, 03/15/14	73
	100	Knowledge Learning Corp., Inc.,
		7.75%, 02/01/15 (e)	93
	100	L-3 Communications Corp.,
		6.38%, 10/15/15	99
	50	Lamar Media Corp.,
		6.63%, 08/15/15	47
	25	Land O' Lakes, Inc.,
		9.00%, 12/15/10	26
	125	Lear Corp.,
		8.75%, 12/01/16	111
	90	Level 3 Financing, Inc.,
		9.25%, 11/01/14	77
	70	LVB Acquisition Merger Sub, Inc.,
		10.00%, 10/15/17 (e)	72
	50	Mac-Gray Corp.,

		7.63%, 08/15/15	47
	40	Mashantucket Western Pequot Tribe,
		8.50%, 11/15/15 (e)	38
	25	Massey Energy Co.,
		6.63%, 11/15/10	25
	10	Mediacom LLC/Mediacom Capital Corp.,
		9.50%, 01/15/13	9
	150	Medical Services Co.,
		FRN, 11.76%, 10/15/11	136
	50	Meritage Homes Corp.,
		7.00%, 05/01/14	37
	50	MetroPCS Wireless, Inc.,
		9.25%, 11/01/14	46
	100	Mosaic Co. (The),
		7.38%, 12/01/14 (e)	108
	75	NewPage Corp.,
		12.00%, 05/01/13	74
	100	Omnicare, Inc.,
		6.88%, 12/15/15	90
	100	PHI, Inc.,
		7.13%, 04/15/13	95
		Pilgrim's Pride Corp,
	50	7.63%, 05/01/15	47
	25	8.38%, 05/01/17	22
	150	PolyOne Corp.,
		8.88%, 05/01/12	150
	100	Quality Distribution LLC/QD Capital Corp.,
		9.00%, 11/15/10	82
	100	Qwest Corp.,
		7.63%, 06/15/15	101
	100	Range Resources Corp.,
		7.50%, 05/15/16	102
	50	RBS Global, Inc. and Rexnord Corp.,
		8.88%, 09/01/16	44
	100	Reliant Energy, Inc.,
		7.88%, 06/15/17	97
	100	R.H. Donnelley Corp.,
		6.88%, 01/15/13	84
	100	Rite Aid Corp.,
		7.50%, 03/01/17	86
		Sanmina-SCI Corp.,
	10	FRN, 7.74%, 06/15/10 (e)	10
	20	FRN, 7.74%, 06/15/14 (e)	19
	125	Seitel, Inc.,
		9.75%, 02/15/14	104
	25	Seminole Hard Rock Entertainment, Inc.,
		FRN, 7.49%, 03/15/14 (e)	23
	100	Service Corp International,
		7.00%, 06/15/17	98
	25	Shingle Springs Tribal Gaming Authority,

		9.38%, 06/15/15 (e)	23
	100	Smithfield Foods, Inc.,
		7.75%, 05/15/13	98
	25	Southwestern Energy Co.,
		7.50%, 02/01/18 (e)	26
	100	Spansion, Inc.,
		FRN, 8.25%, 06/01/13 (e)	74
	100	Spectrum Brands, Inc.,
		7.38%, 02/01/15	70
	50	SPX Corp.,
		7.63%, 12/15/14 (e)	51
	50	Steinway Musical Instruments, Inc.,
		7.00%, 03/01/14 (e)	45
	100	Sterling Chemicals, Inc.,
		10.25%, 04/01/15 (e)	100
	10	Stewart Enterprises, Inc.,
		6.25%, 02/15/13	9
	100	Swift Energy Co.,
		7.13%, 06/01/17	93
	75	TeamHealth, Inc.,
		11.25%, 12/01/13	79
	80	Tenet Healthcare Corp.,
		9.88%, 07/01/14	76
	100	Terra Capital, Inc.,
		7.00%, 02/01/17	98
	25	Texas Competitive Electric Holdings Co. LLC,
		10.25%, 11/01/15 (e)	25
	50	Time Warner Telecom Holdings, Inc.,
		9.25%, 02/15/14	50
	75	Trimas Corp.,
		9.88%, 06/15/12	68
	50	United Rentals North America, Inc.,
		6.50%, 02/15/12	46
	50	Univision Communications, Inc.,
		PIK, 9.75%, 03/15/15 (e)	37
	100	Valassis Communications, Inc.,
		8.25%, 03/01/15	83
	50	Vanguard Health Holding Co. II LLC,
		9.00%, 10/01/14	47
	25	Verso Paper Holdings LLC/Verso Paper, Inc.,
		9.13%, 08/01/14	24
	25	Visant Corp.,
		7.63%, 10/01/12	25
	25	W&T Offshore, Inc.,
		8.25%, 06/15/14 (e)	24
	100	Westlake Chemical Corp.,
		6.63%, 01/15/16	91
	50	Williams Partners LP/Williams Partners Finance Corp.,
		7.25%, 02/01/17	52
	25	Windstream Corp.,

		8.63%, 08/01/16	26
	50	Wolverine Tube, Inc.,
		10.50%, 04/01/09	46
			7,153
		Total Corporate Bonds
		(Cost $8,730)	7,914

Foreign Government Securities — 15.6%

Argentina — 0.6%
ARS	260	Republic of Argentina,
		VAR, 2.00%, 02/04/18	109

Brazil — 3.0%
BRL	115	Brazil Notas do Tesouro Nacional,
		10.00%, 01/01/17	561

Colombia — 1.4%
COP	520,000	Republic of Colombia,
		11.75%, 03/01/10	275

Hungary — 1.2%
HUF	38,500	Government of Hungary,
		9.50%, 02/12/09	227

Mexico — 2.5%
		United Mexican States,
MXN	2,400	9.00%, 12/24/09	228
	2,200	10.00%, 12/05/24	248
			476

Peru — 0.5%
	$70	Republic of Peru,
		9.88%, 02/06/15	89

South Africa — 0.8%
ZAR	1,040	Republic of South Africa,
		13.00%, 08/31/10	150

Turkey — 2.4%
		Republic of Turkey,
	$180	12.38%, 06/15/09	199
TRY	295	FRN, 17.70%, 01/12/11	260
			459

Ukraine — 1.2%
	$220	Government of Ukraine,
		FRN, 8.69%, 08/05/09	226

Venezuela — 2.0%
		Republic of Venezuela,
	160	10.75%, 09/19/13	175
	170	13.63%, 08/15/18	218
			393
		Total Foreign Government Securities
		(Cost $3,070)	2,965

Loan Assignments & Participations — 1.9%

Health Care Providers & Services — 0.5%
	8	IASIS Healthcare Corp., Term Loan,
		7.02%,03/15/14	8
	-(h)	IASIS Healthcare Corp., Term Loan, Contract 1,

		6.83%,03/14/14	-(h)
	91	IASIS Healthcare Corp., Term Loan, Contract 2,
		5.24%,03/14/14	85
			93

Independent Power Producers & Energy Traders — 0.4%
	46	NRG Energy, Inc., Term Loan, Contract 1,
		6.58%,06/08/14	42
	18	NRG Energy, Inc., Term Loan, Contract 2,
		6.58%,06/08/14	16
	29	NRG Opco, Term Loan,
		6.48%,02/01/13	27
			85

Industrial Machinery — 0.5%
		Baldor Electric Co., Term Loan,
	41	5.06%,01/31/14	40
	53	7.13%,01/31/14	51
			91

IT Services — 0.5%
	7	First Data Corp., Term Loan,
		7.58%,09/24/14	6
	93	First Data Corp., Term Loan B3,
		7.63%,09/24/14	85
			91
		Total Loan Assignments & Participations
		(Cost $376)	360
	Shares

Preferred Stock — 0.3%

Germany — 0.3%
	1	RWE AG
		(Cost $58)	57
		Total Long-Term Investments
		(Cost $17,999)	16,657

Short-Term Investments — 9.7%

Investment Company — 9.0%
	1,700	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
		(Cost $1,700)	1,700

	Principal Amount ($)

U.S. Treasury Obligation — 0.7%
	$130	U.S. Treasury Note,
		4.63%, 02/29/08 (k)
		(Cost $130)	130
		Total Short-Term Investments
		(Cost $1,830)	1,830

Total Investments — 97.3%
(Cost $19,829)			18,487

Other Assets in Excess of Liabilities — 2.7%			520

NET ASSETS — 100.0%			$19,007

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Foreign Governments	16.0%
Diversified Telecommunication Services	6.0
Media	5.9
Oil, Gas & Consumable Fuels	5.2
Commercial Banks	4.3
Asset-Backed Securities	3.7
Chemicals	3.4
Health Care Providers & Services	2.5
Commercial Services & Supplies	2.2
Food Products	2.2
Tobacco	2.2
Electric Utilities	2.1
Automobiles	1.9
Pharmaceuticals	1.8
Wireless Telecommunication Services	1.8
Industrial Conglomerates	1.7
Insurance	1.6
Semiconductors & Semiconductor Equipment	1.6
Containers & Packaging	1.5
Airlines	1.4
Diversified Financial Services	1.4
Energy Equipment & Services	1.3
Auto Components	1.1
Consumer Finance	1.1
Metals & Mining	1.1
Multi-Utilities	1.1
Machinery	1.0
Others (each less than 1.0%)	13.0
Short Term Investments	9.9

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
13	E-mini S&P 500 Index	March, 2008	$897	$(71)

ABBREVIATIONS & DEFINITIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
CVA	Dutch Certification
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of January 31, 2008.
HUF	Hungarian Forint
MXN	Mexican Peso
PIK	Payment-In-Kind
TRY	New Turkish Lira
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of January 31, 2008.
ZAR	South African Rand

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $3,107,000 and 16.8% of total investments, respectively.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180
Aggregate gross unrealized depreciation	(1,522)
Net unrealized appreciation/depreciation	$(1,342)

Federal income tax cost of investments	$19,829

JPMorgan India Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)
	Shares	Security Description	Value ($)
Long-Term Investments — 100.0%
Common Stocks — 99.9%
Auto Components — 1.0%
	265	Asahi India Glass Ltd.	674
Chemicals — 1.3%
	100	Pidilite Industries Ltd.	457
	50	Tata Chemicals Ltd.	396
			853
Commercial Banks — 22.6%
	99	Axis Bank Ltd.	2,847
	400	Centurion Bank of Punjab Ltd. (a)	557
	83	HDFC Bank Ltd.	3,342
	223	ICICI Bank Ltd.	6,572
	250	Yes Bank Ltd. (a)	1,622
			14,940
Construction & Engineering — 7.2%
	50	Gammon India Ltd.	730
	31	Larsen & Toubro Ltd.	2,867
	61	Nagarjuna Construction Co., Ltd.	416
	65	Punj Lloyd Ltd.	740
			4,753
Diversified Financial Services — 6.7%
	350	Infrastructure Development Finance Co., Ltd.	1,789
	25	Kotak Mahindra Bank Ltd.	660
	106	Power Finance Corp., Ltd.	524
	30	Reliance Capital Ltd.	1,451
			4,424
Electric Utilities — 1.0%
	13	Reliance Energy Ltd.	664
Electrical Equipment — 6.2%
	19	ABB Ltd.	535
	56	Bharat Heavy Electricals Ltd.	2,965
	72	Crompton Greaves Ltd.	604
			4,104
Independent Power Producers & Energy Traders — 1.2%
	165	NTPC Ltd.	832
Industrial Conglomerates — 1.2%
	16	Aditya Birla Nuvo Ltd.	820
IT Services — 2.1%
	21	Infosys Technologies Ltd.	808
	61	Satyam Computer Services Ltd.	612
			1,420
Machinery — 3.2%
	19	BEML Ltd.	620
	106	Cummins India Ltd.	919
	97	Elecon Engineering Co., Ltd.	558
			2,097
Metals & Mining — 6.3%
	35	Arshiya International Ltd.	277
	300	Gujarat NRE Coke Ltd.	1,066
	200	Steel Authority of India Ltd.	1,107
	46	Sterlite Industries India Ltd. (a)	887
	42	Tata Steel Ltd. (f)	817
			4,154
Oil, Gas & Consumable Fuels — 18.9%
	61	Oil & Natural Gas Corp., Ltd.	1,541
	173	Reliance Industries Ltd.	10,974
			12,515
Pharmaceuticals — 0.9%
	50	Glenmark Pharmaceuticals Ltd.	632
Real Estate Management & Development — 2.8%
	88	DLF Ltd.	1,830
Software — 0.9%
	11	Financial Technologies India Ltd.	602
Thrifts & Mortgage Finance — 7.4%
	67	Housing Development Finance Corp., Ltd.	4,882
Wireless Telecommunication Services — 9.0%
	160	Bharti Airtel Ltd. (a)	3,503
	158	Reliance Communications Ltd.	2,438
			5,941
		Total Common Stocks
		(Cost $66,158)	66,137
Preferred Stock — 0.1%
Metals & Mining — 0.1%
	15	Tata Steel Ltd.
		(Cost $37)	46
Total Investments — 100.0%
(Cost $66,195)			66,183
Liabilities in Excess of Other Assets — (0.0)% (g)			(2)
NET ASSETS — 100.0%			$66,181
Percentages indicated are based on net assets.
ABBREVIATIONS & DEFINITIONS:
(a)	Non-income producing security.
(f)	Fair Valued Investment. The market value and percentage of the investments that are fair valued based on total investments are approximately $817,000 and 1.2%, respectively.

Additionally, the market value and percentage of the investments that are fair valued under the fair valuation policy for the international investments are approximately $66,137,000 and 99.9%, of total investments respectively.

(g)	Amount rounds to less than 0.1%.
As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation			3,745
Aggregate gross unrealized depreciation			(3,757)
Net unrealized appreciation/depreciation			$(12)
Federal income tax cost of investments			$66,195

JPMorgan International Currency Income Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands, except for number of contracts)

Principal Amount	Security Description	Value ($)

Long-Term Investments — 92.9% (l)

Collateralized Mortgage Obligations — 4.5%

Non-Agency CMO — 4.5%
	Countrywide Alternative Loan Trust,
$92	Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	93
88	Series 2006-J5, Class 1A1, 6.50%, 09/25/36	87
	Indymac Index Mortgage Loan Trust,
71	Series 2006-AR6, Class 2A1A, FRN, 3.58%, 06/25/47	66
	Total Collateralized Mortgage Obligations
	(Cost $252)	246

Corporate Bonds — 18.4%

Cayman Islands — 0.5%
35	XL Capital Ltd.,
	Series E, 6.50%, 04/15/17 (x)	28

Denmark — 4.0%
EUR	150	Nykredit Realkredit A/S,
		4.00%, 01/01/12	223

France — 0.9%
17	Gecina S.A.,
	4.88%, 01/25/12	24
30	Thomson,
	5.75%, 09/25/15 (x)	25
		49

Germany — 0.9%
	20	Bayer AG,
		VAR, 5.00%, 07/29/2105	26
	20	Henkel KGaA,
		VAR, 5.38%, 11/25/2104	27
			53
Iceland - 0.5%
	25	Kaupthing Bank HF,
		5.90%, 06/30/14 (x)	27

Netherlands — 3.9.%
JPY	17,000	Bank Nederlandse Gemeenten,
		1.85%, 11/07/16	164
EUR	15	Linde Finance BV,
		VAR, 7.38%, 07/14/66	23
GBP	15	Siemens Financieringsmaatschappij N.V.,
		VAR, 6.12%, 09/14/66	27
			214

United Kingdom — 4.5%
125	Network Rail MTN Finance plc,
	4.88%, 03/06/09	249

United States — 3.2%
EUR	30	CL Capital Trust I,
		7.05%, 04/26/12 (x)	45
	25	Deutsche Bank Capital Trust IV,
		5.33%, 09/19/13 (x)	35

25	Goldman Sachs Group, Inc. (The),
	4.00%, 02/02/15	34
$25	Lincoln National Corp.,
	VAR, 7.00%, 05/17/66	25
25	Residential Capital LLC,
	7.50%, 02/22/11	16
25	Wachovia Capital Trust III,
	VAR, 5.80%, 03/15/11 (x)	20
		175
	Total Corporate Bonds
	(Cost $991)	1,018

Foreign Government Securities — 66.1%

Australia — 0.5%
AUD	33	New South Wales Treasury Corp.,
		5.50%, 03/01/17	27

Canada — 3.6%
CAD		Canada Housing Trust No. 1,
	70	4.55%, 12/15/12 (e)	72
	22	4.55%, 12/15/12	23
		Government of Canada,
	40	4.00%, 06/01/16	40
	50	5.75%, 06/01/33	62
			197

France — 6.2%
EUR		Government of France,
	119	3.25%, 04/25/16	168
	114	4.75%, 04/25/35	175
			343

Germany — 8.4%
	Bundesrepublik Deutschland,
20	3.50%, 01/04/16	29
211	4.25%, 01/04/14	323
67	5.50%, 01/04/31	114
		466

Greece — 1.8%
60	Republic of Greece,
	5.90%, 10/22/22	102

Hungary — 1.3%
50	Republic of Hungary,
	4.38%, 07/04/17	73

Italy — 4.2%
	Buoni Poliennali Del Tesoro,
140	4.00%, 02/01/17	205
19	4.00%, 02/01/37	25
		230

Japan — 18.7%
JPY		Government of Japan,
	41,000	1.20%, 03/20/12	391
	20,000	1.30%, 03/20/15	191
	11,000	1.70%, 12/20/16	107

15,000	1.70%, 09/20/17	145
10,000	2.10%, 09/20/24	96
11,000	2.10%, 12/20/26	104
		1,034

Mexico — 0.3%
MXN	200	United Mexican States,
		8.00%, 12/19/13	19

Netherlands — 4.0%
EUR	150	Kingdom of Netherlands,
		3.75%, 07/15/09	223

Poland — 2.5%
PLN		Government of Poland,
	110	4.25%, 05/24/11	43
	240	5.25%, 10/25/17	96
			139

South Africa — 3.9%
ZAR	1,480	Republic of South Africa,
		13.00%, 08/31/10	214

Spain — 1.8%
EUR	63	Kingdom of Spain,
		5.40%, 07/30/11	99

Sweden — 2.8%
SEK	955	Kingdom of Sweden,
		1.00%, 04/01/12	155

United Kingdom — 6.1%
GBP		United Kingdom Treasury Gilt,
	40	4.50%, 12/07/42	82
	50	4.75%, 03/07/20	102
	60	4.75%, 12/07/38	127
	10	8.00%, 06/07/21	27
			338
		Total Foreign Government Securities
		(Cost $3,345)	3,659

Supranational — 3.9%
		European Investment Bank,
	30	4.75%, 06/06/12	60
EUR	100	5.63%, 10/15/10	156
		Total Supranational
		(Cost $196)	216
		Total Long-Term Investments
		(Cost $4,784)	5,139

Short-Term Investment — 0.5%

U.S. Treasury Obligation — 0.5%
$30	U.S. Treasury Bill,
	3.19%, 06/12/08 (k) (n)
	(Cost $30)	30

Total Investments — 93.4%
(Cost $4,814)	5,169

Other Assets in Excess of Liabilities — 6.6%	367

NET ASSETS — 100.0%	$ 5,536

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION*
Foreign Government Securities	70.8%
Corporate Bonds	19.7
Collateralized Mortgage Obligations	4.7
Supranational	4.2
Short-Term Investment	0.6

* Percentages indicated are based upon total investments as of January 31, 2008. The Fund's composition is subject to change.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	Euro-Schatz	March, 2008	$ 1,243	$ 4
7	Euro-Bobl	March, 2008	1,151	1
	Short Futures Outstanding
(1)	2 Year U.S. Treasury Notes	March, 2008	(213)	(3)
(11)	5 Year U.S. Treasury Notes	March, 2008	(1,243)	(19)
(1)	LIFFE U.K. Treasury Gilt	March, 2008	(220)	(1)
				$ (18)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
200,666	AUD	3/19/2008	$ 176		$ 179		$ 3
53,828	AUD for
47,803	CAD	3/19/2008	47	#	48	#	1
28,291	AUD for
28,076	CHF	3/19/2008	26	#	25	#	(1)
35,277	AUD for
21,138	EUR	3/19/2008	31	#	32	#	1
160,128	CAD	3/19/2008	158		159		1
128,269	CAD for
142,254	AUD	3/19/2008	127	#	128	#	1
62,789	CAD for
41,896	EUR	3/19/2008	62	#	63	#	1
334,714	CHF	3/19/2008	297		310		13
15,925	CHF for
16,300	AUD	3/19/2008	15	#	15	#	-	(h)
120,496	CHF for
74,186	EUR	3/19/2008	110	#	112	#	2
113,208	CHF for
556,535	NOK	3/19/2008	103	#	105	#	2
203,309	DKK	3/19/2008	40		40		-	(h)
52,671	DKK for
55,837	NOK	3/19/2008	10	#	10	#	-	(h)
139,939	EUR	3/19/2008	206		208		2
231,037	EUR for
374,296	CHF	3/19/2008	347	#	343	#	(4)
70,592	EUR for
50,966	GBP	3/19/2008	101	#	105	#	4
102,906	EUR for
16,316,597	JPY	3/19/2008	154	#	153	#	(1)
37,601	EUR for
135,250	PLN	3/19/2008	56	#	56	#	-	(h)
4,814	GBP	3/19/2008	10		10		-	(h)
175,590	GBP for
234,714	EUR	3/19/2008	349	#	348	#	(1)
6,653	GBP for
1,459,826	JPY	3/19/2008	14	#	13	#	(1)
63,488,293	JPY	3/19/2008	575		599		24
1,018,785	JPY for
10,641	AUD	3/19/2008	9	#	10	#	1
909,133	JPY for
8,544	CAD	3/19/2008	9	#	9	#	-	(h)
22,761,824	JPY for
144,419	EUR	3/19/2008	214	#	215	#	1
4,472,599	JPY for
21,229	GBP	3/19/2008	42	#	42	#	-	(h)
2,258,316	JPY for
113,721	NOK	3/19/2008	21	#	21	#	-	(h)
88,190	MXN	3/19/2008	8		8		-	(h)
1,410,839	NOK	3/19/2008	259		260		1
109,454	NOK for
22,563	CHF	3/19/2008	21	#	20	#	(1)
257,705	NOK for
32,090	EUR	3/19/2008	48	#	47	#	(1)
49,334	NOK for
4,484	GBP	3/19/2008	9	#	9	#	-	(h)
67,784	PLN for
18,658	EUR	3/19/2008	28	#	28	#	-	(h)
158,835	SEK	3/19/2008	25		25		-	(h)
129,812	SEK for
22,965	AUD	3/19/2008	20	#	20	#	-	(h)
963,795	SEK for
102,326	EUR	3/19/2008	152	#	151	#	(1)
71,763	SEK for
61,002	NOK	3/19/2008	11	#	11	#	-	(h)
19,246	SGD	3/19/2008	13		14		1
			$ 3,903		$ 3,951		$ 48

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,685	AUD	3/19/2008	$ 8	$ 9	$ (1)
339,476	CAD	3/19/2008	335	338	(3)
100,848	CHF	3/19/2008	92	93	(1)
54,121	EUR	3/19/2008	80	80	-	(h)
114,901	GBP	3/19/2008	234	228	6
21,085,761	JPY	3/19/2008	193	199	(6)
55,606	NOK	3/19/2008	10	10	-	(h)
185,855	PLN	3/19/2008	76	77	(1)
931,542	SEK	3/19/2008	146	146	-	(h)
1,511,141	ZAR	3/19/2008	222	200	22
			$ 1,396	$ 1,380	$ 16

ABBREVIATIONS AND DEFINITIONS:

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2008.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of January 31, 2008.
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of January 31, 2008
ZAR	South African Rand

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$ 409
Aggregate gross unrealized depreciation		(54)
Net unrealized appreciation/depreciation		$ 355

Federal income tax cost of investments		$ 4,814

JPMorgan International Equity Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.9% (l)

Common Stocks — 99.9%

Argentina — 0.0% (g)
55	IMPSAT Fiber Networks, Inc. (a) (f) (i)	-(h)

Australia — 2.5%
823	BHP Billiton Ltd.	27,599
48	Rio Tinto Ltd. (c)	5,422
		33,021

Belgium — 0.8%
480	Fortis	10,733

Brazil — 3.1%
665	Cia Vale do Rio Doce ADR	19,925
188	Petroleo Brasileiro S.A. ADR	20,898
		40,823

Egypt — 0.7%
41	Orascom Construction Industries GDR	8,486

Finland — 2.1%
756	Nokia OYJ	27,830

France — 13.1%
180	Accor S.A.	13,821
587	AXA S.A.	20,151
207	BNP Paribas	20,485
147	Cie de Saint-Gobain (c)	11,525
142	Imerys S.A. (c)	11,054
124	Lafarge S.A. (c)	19,570
144	Pernod-Ricard S.A. (c)	15,319
137	Sanofi-Aventis	11,195
654	Total S.A. (c)	47,608
		170,728

Germany — 7.5%
337	Deutsche Post AG	10,882
135	E.ON AG	24,953
88	Linde AG (c)	11,471
277	SAP AG	13,252
184	Siemens AG (c)	23,872
503	Symrise AG (a)	12,546
		96,976

Greece — 0.5%
217	Piraeus Bank S.A.	6,985

Hong Kong — 1.4%
1,056	Esprit Holdings Ltd.	13,757
1,164	Hang Lung Properties Ltd.	4,608
		18,365

Italy — 4.6%
1,000	ENI S.p.A.	32,335
1,703	Intesa Sanpaolo S.p.A.	12,117
2,005	UniCredito Italiano S.p.A.	14,858

59,310

Japan — 18.9%
326	Astellas Pharma, Inc.	14,124
277	Canon, Inc.	11,750
113	Daikin Industries Ltd.	5,130
1	East Japan Railway Co.	8,155
453	Honda Motor Co., Ltd.	13,996
2	Japan Tobacco, Inc.	11,957
523	Komatsu Ltd.	12,750
835	Mitsubishi Corp.	22,135
1,351	Mitsubishi UFJ Financial Group, Inc.	13,386
882	Mitsui Fudosan Co., Ltd.	20,460
1	Mizuho Financial Group, Inc.	5,963
140	Murata Manufacturing Co., Ltd.	6,972
213	Nidec Corp. (c)	14,023
1,102	Nissan Motor Co., Ltd.	10,288
135	Nitto Denko Corp.	6,628
408	Nomura Holdings, Inc.	5,959
188	Shin-Etsu Chemical Co., Ltd.	9,922
59	SMC Corp.	6,656
337	Sony Corp.	15,896
1,082	Sumitomo Corp.	15,126
2	Sumitomo Mitsui Financial Group, Inc.	14,631
		245,907

Mexico — 0.9%
324	Fomento Economico Mexicano S.A.B. de C.V. ADR	11,708

Netherlands — 4.0%
516	ING Groep N.V. CVA	16,816
313	Koninklijke Philips Electronics N.V.	12,256
609	Reed Elsevier N.V.	11,138
422	Wolters Kluwer N.V.	12,096
9	World Online International N.V. (a) (f) (i)	-(h)
		52,306

South Korea — 1.0%
35	Samsung Electronics Co., Ltd. GDR (e)	11,171
4	Samsung Electronics Co., Ltd. GDR (e)	1,334
		12,505

Spain — 2.2%
708	Banco Bilbao Vizcaya Argentaria S.A.	14,903
267	Inditex S.A. (c)	13,419
		28,322

Switzerland — 12.0%
633	ABB Ltd.	15,835
280	Adecco S.A.	14,687
158	Holcim Ltd.	15,406
70	Nestle S.A.	31,148
390	Novartis AG	19,747
127	Roche Holding AG	22,982
515	UBS AG	21,411
53	Zurich Financial Services AG	15,304

156,520

Taiwan — 0.8%
1,117	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,368

United Kingdom — 23.8%
1,934	Barclays plc	18,260
914	BG Group plc	20,170
1,119	Burberry Group plc	9,760
748	Centrica plc	4,963
1,006	GlaxoSmithKline plc	23,839
2,347	HSBC Holdings plc	34,817
1,169	ICAP plc	15,826
2,456	Kingfisher plc	7,176
1,260	Man Group plc	13,871
68	Rio Tinto plc	6,778
1,189	Smith & Nephew plc	16,169
784	Standard Chartered plc	26,307
3,125	Tesco plc	26,127
11,083	Vodafone Group plc	38,771
1,867	Wm Morrison Supermarkets plc	11,231
1,232	Wolseley plc	17,065
1,547	WPP Group plc	19,047
		310,177
	Total Long-Term Investments
	(Cost $876,193)	1,301,070

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 4.4%

Certificates of Deposit — 1.2%
5,000	Bank of New York,
	FRN, 4.93%, 05/02/08	5,000
10,000	Nordeutsche Landesbank G.C.,
	FRN, 4.91%, 06/23/08	9,959
		14,959

Repurchase Agreements — 3.2%
11,355	Banc of America Securities LLC, 3.00%, dated 01/31/08, due 02/01/08,
	repurchase price $11,356, collateralized by U.S. Agency Mortgages	11,355
11,000	Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase
	price $11,001, collateralized by U.S. Agency Mortgages	11,000
9,750	Credit Suisse (USA) LLC, 3.10%, dated 01/31/08, due 02/01/08,
	repurchase price $9,751, collateralized by U.S. Agency Mortgages	9,750
9,750	Lehman Brothers, Inc., 3.10%, dated 01/31/08, due 02/01/08, repurchase
	price $9,751, collateralized by U.S. Agency Mortgages	9,750
		41,855
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $56,814)	56,814

Total Investments — 104.3%
(Cost $933,007)	1,357,884

Liabilities in Excess of Other Assets — (4.3)%	(56,373)

NET ASSETS — 100.0%	$1,301,511

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	14.0%
Oil, Gas & Consumable Fuels	9.3
Pharmaceuticals	7.1
Metals & Mining	4.6
Capital Markets	4.4
Trading Companies & Distributors	4.2
Construction Materials	3.5
Media	3.3
Chemicals	3.1
Wireless Telecommunication Services	3.0
Food & Staples Retailing	2.9
Industrial Conglomerates	2.8
Insurance	2.7
Specialty Retail	2.6
Food Products	2.4
Communications Equipment	2.1
Diversified Financial Services	2.1
Beverages	2.1
Real Estate Management & Development	1.9
Electric Utilities	1.9
Automobiles	1.9
Semiconductors & Semiconductor Equipment	1.8
Electronic Equipment & Instruments	1.6
Machinery	1.5
Building Products	1.3
Health Care Equipment & Supplies	1.2
Household Durables	1.2
Electrical Equipment	1.2
Commercial Services & Supplies	1.1
Hotels Restaurants & Leisure	1.1
Software	1.0
Others (each less than 1.0%)	5.1

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The market value and percentage of the investments based on net assets that are fair valued round to amounts less than $1,000 and 0.01%, respectively.

In addition, the market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $1,219,000, and 93.7% of total investments (excluding Investments of Cash Collateral for Securities on Loan), respectively.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward currency contracts.
ADR	American Depositary Receipt
CVA	Dutch Certification
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of January 31, 2008.
GDR	Global Depositary Receipt

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$464,435
Aggregate gross unrealized depreciation	(39,558)
Net unrealized appreciation/depreciation	$424,877
Federal income tax cost of investments	$933,007

JPM International Opportunities Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 94.3% (l)

Common Stocks — 93.7%

Australia — 2.2%
772	Macquarie Infrastructure Group	2,126
106	Woolworths Ltd.	2,776
		4,902

Austria — 1.7%
34	Intercell AG (a) (c)	1,266
34	OMV AG	2,478
		3,744

Brazil — 0.1%
18	Cia Energetica de Minas Gerais S.A. ADR	288

China — 0.6%
169	Parkson Retail Group Ltd.	1,456

Cyprus — 0.8%
179	Marfin Popular Bank Public Co., Ltd., Class B	1,819

Finland — 2.0%
101	Nokia OYJ	3,735
207	Ruukki Group OYJ (c)	801
		4,536

France — 11.1%
15	Alstom	2,949
13	Cie Generale de Geophysique-Veritas (a)	3,035
14	Compagnie Generale des Etablissements Michelin, Class B	1,321
17	Lafarge S.A.	2,617
18	Renault S.A. (c)	2,062
37	Sanofi-Aventis	2,982
13	Schneider Electric S.A.	1,547
30	Sodexho Alliance S.A. (c)	1,637
42	Suez S.A.	2,555
60	Total S.A.	4,376
		25,081

Germany — 12.0%
18	Allianz SE	3,252
50	Bayer AG	4,145
21	Continental AG	2,236
30	Daimler AG	2,389
23	E.ON AG	4,236
45	Lanxess AG	1,581
18	Merck KGaA	2,244
17	Muenchener Rueckversicherungs-Gesellschaft AG	3,102
30	Siemens AG (c)	3,835
		27,020

Greece — 0.3%
23	Folli - Follie S.A.	702

Hong Kong — 1.1%
236	China Resources Power Holdings Co.	565

508	Li & Fung Ltd.	1,913
2,478

Israel — 1.2%
351	Makhteshim-Agan Industries Ltd. (a)	2,781

Italy — 2.0%
72	Banco Popolare Scarl (a)	1,444
425	Intesa Sanpaolo S.p.A.	3,027
		4,471

Japan — 17.6%
149	Chugai Pharmaceutical Co., Ltd. (c)	1,973
266	Daiwa Securities Group, Inc.	2,384
32	Elpida Memory, Inc. (a) (c)	1,151
308	Fukuoka Financial Group, Inc.	1,886
1	Japan Tobacco, Inc.	3,216
-(h)	KDDI Corp.	1,476
160	Kirin Holdings Co., Ltd.	2,565
393	Kubota Corp.	2,835
137	Mitsubishi Estate Co., Ltd. (c)	3,688
259	Mitsubishi UFJ Financial Group, Inc.	2,569
589	Nippon Sheet Glass Co., Ltd. (c)	2,719
68	Shiseido Co., Ltd.	1,605
-(h)	Sumitomo Mitsui Financial Group, Inc.	2,263
32	TDK Corp. (c)	2,057
63	Toyota Motor Corp.	3,433
-(h)	West Japan Railway Co.	2,171
17	Yamada Denki Co., Ltd. (c)	1,808
		39,799

Luxembourg — 1.3%
45	ArcelorMittal	2,930

Netherlands — 6.4%
93	ING Groep N.V. CVA	3,017
150	Royal Dutch Shell plc, Class A (c)	5,374
231	Royal KPN N.V.	4,188
52	TNT N.V.	1,925
		14,504

Singapore — 1.9%
689	CapitaMall Trust	1,460
1,047	Singapore Telecommunications Ltd.	2,727
		4,187

South Korea — 1.2%
49	Hana Financial Group, Inc.	2,418
15	LG.Philips LCD Co., Ltd. ADR (a)	320
		2,738

Spain — 2.7%
8	Acciona S.A.	2,070
233	Banco Santander S.A.	4,105
		6,175

Sweden — 0.9%
117	Skanska AB, Class B	2,008

Switzerland — 4.7%

56	Credit Suisse Group	3,173
26	Roche Holding AG	4,719
64	UBS AG	2,665
		10,557

Taiwan — 1.5%
27	HON HAI Precision Industry Co., Ltd. GDR	286
96	HON HAI Precision Industry Co., Ltd. GDR	1,002
227	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,111
		3,399

United Kingdom — 20.4%
244	BAE Systems plc	2,270
348	Barclays plc	3,285
214	BG Group plc	4,730
370	HSBC Holdings plc	5,558
76	Imperial Tobacco Group plc	3,698
87	InterContinental Hotels Group plc	1,349
317	International Power plc	2,530
614	Legal & General Group plc	1,627
357	Premier Foods plc	955
65	Shire plc	1,156
421	Tesco plc	3,523
321	TUI Travel plc (a)	1,642
55	Vedanta Resources plc	2,012
2,137	Vodafone Group plc	7,477
383	Wm Morrison Supermarkets plc	2,304
135	Wolseley plc	1,865
		45,981
	Total Common Stocks
	(Cost $203,761)	211,556

Preferred Stock — 0.6%

Germany — 0.6%
31	Henkel KGaA
	(Cost $1,738)	1,404
	Total Long Term Investments
	(Cost $205,499)	212,960

Short-Term Investments — 4.3%

Investment Company — 3.9%
8,803	JPMorgan Prime Money Market Fund, Institutional Class (b)	8,803
(Cost $8,803)

Principal Amount ($)

U.S. Treasury Obligation — 0.4%
840	U.S. Treasury Bill, 2.96%, 06/12/08 (k) (n)
	(Cost $831)	834
	Total Short-Term Investments
	(Cost $9,634)	9,637

Investments of Cash Collateral for Securities on Loan — 7.7%

Repurchase Agreements — 7.7%
3,081	Banc of America Securities LLC, 3.00%, dated 01/31/08, due 2/01/08,
	repurchase price $3,081, collateralized by U.S. Government Agency Mortgages	3,081
3,800	Barclays Capital, Inc., 3.00%, dated 01/31/08, due 02/01/08, repurchase price

	$3,800, collateralized by U.S. Government Agency Mortgages	3,800
3,500	Bear Stearns Cos., Inc., 3.13%, dated 01/31/08, due 02/01/08, repurchase price
	$3,500, collateralized by U.S. Government Agency Mortgages	3,500
3,500	Credit Suisse First Boston LLC, 3.14%, dated 01/31/08, due 02/01/08, repurchase
	price $3,500, collateralized by U.S. Government Agency Mortgages	3,500
3,500	Lehman Brothers, Inc., 3.12%, dated 01/31/08, due 02/01/08, repurchase price
	$3,500, collateralized by U.S. Government Agency Mortgages
	Total Investments of Cash Collateral for Securities on Loan	3,500
	(Cost $17,381)	17,381

Total Investments — 106.3%
(Cost $232,514)	239,978

Liabilities in Excess of Other Assets — (6.3)%	(14,276)

NET ASSETS — 100.0%	$225,702

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	12.7%
Oil, Gas & Consumable Fuels	7.6
Pharmaceuticals	6.4
Wireless Telecommunication Services	4.0
Food & Staples Retailing	3.9
Chemicals	3.8
Capital Markets	3.7
Insurance	3.6
Automobiles	3.5
Diversified Telecommunication Services	3.1
Tobacco	3.1
Metals & Mining	2.2
Hotels, Restaurants & Leisure	2.1
Industrial Conglomerates	2.1
Electrical Equipment	2.0
Electric Utilities	1.9
Construction & Engineering	1.8
Communications Equipment	1.7
Real Estate Management & Development	1.7
Electronic Equipment & Instruments	1.6
Auto Components	1.6
Energy Equipment & Services	1.5
Semiconductors & Semiconductor	1.5
Independent Power Producers & Energy Traders	1.4
Diversified Financial Services	1.4
Machinery	1.3
Building Products	1.2
Construction Materials	1.2

Beverages	1.2
Multi-Utilities	1.1
Aerospace & Defense	1.0
Road & Rail	1.0
Transportation Infrastructure	1.0
Others (each less than 1.0%)	6.8
Short Term Investments	4.3

Futures Contracts

				UNREALIZED
			NOTIONAL VALUE	APPRECIATION
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	AT 01/31/2008	(DEPRECIATION)
	Long Futures Outstanding
46	Dow Jones EURO STOXX 50	March, 2008	$2,612	$(217)
19	FTSE 100 Index	March, 2008	2,219	(47)
13	Topix Index	March, 2008	1,645	39
				$(225)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,109	02/05/08	$10,265	$9,954	$(311)
10,213	05/06/08	9,001	9,056	55
9,452	02/05/08	8,241	8,746	505
5,801	05/06/08	5,385	5,375	(10)
8,686	02/05/08	12,755	12,913	158
8,806	02/05/08	17,749	17,510	(239)
246	05/06/08	486	486	-(h)
20,845	02/05/08	2,687	2,673	(14)
20,845	05/06/08	2,679	2,679	-(h)
1,212,177	02/05/08	10,760	11,399	639
407,177	05/07/08	3,860	3,852	(8)
14,478	02/05/08	2,695	2,676	(19)
12,141	05/06/08	2,224	2,230	6
18,829	02/05/08	2,897	2,959	62
18,829	05/06/08	2,946	2,949	3
		$94,630	$95,457	$827

CONTRACTS TO SELL	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
896	02/05/08	$786	$803	$(17)
3,651	02/05/08	3,225	3,379	(154)
19,295	02/05/08	27,912	28,686	(774)
10,609	05/06/08	15,733	15,726	7
8,560	02/05/08	17,458	17,021	437
805,000	02/05/08	7,477	7,570	(93)
2,338	02/05/08	431	432	(1)
2,490	02/05/08	1,727	1,757	(30)
2,490	05/06/08	1,763	1,764	(1)
		$76,512	$77,138	$(626)

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
AUD	Australian Dollar
CHF	Swiss Franc
CVA	Dutch Certification
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $209,955,000 and 94.3% of total investments (excluding Investments of Cash Collateral for Securities on Loan), respectively.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$ 22,809
Aggregate gross unrealized depreciation		(15,345)
Net unrealized appreciation/depreciation		$ 7,464

Federal income tax cost of investments		$ 232,514

JPMorgan International Realty Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 97.9% (l)

Common Stocks — 97.9%

Australia — 14.3%
323	CFS Retail Property Trust, Unit	619
419	Commonwealth Property Office Fund, Unit	532
99	GPT Group	338
1,025	ING Office Fund	1,185
211	Stockland	1,392
325	Valad Property Group	315
38	Westfield Group	645
		5,026

Austria — 1.9%
26	Conwert Immobilien Invest AG (a)	416
28	IMMOEAST AG (a)	246
		662

Canada — 4.5%
68	Artis REIT	989
29	RioCan REIT	608
		1,597

China — 0.4%
8	China Real Estate Opportunities Ltd. (a)	132

Cyprus — 0.6%
22	Mirland Development Corp. plc (a)	214

Finland — 3.4%
61	Sponda OYJ	708
61	Technopolis plc OYJ	477
		1,185

France — 6.0%
9	Unibail-Rodamco	2,098

Germany — 2.0%
27	Alstria Office AG (a)	442
1	DIC Asset AG	36
18	GWB Immobilien AG (a)	208
		686

Hong Kong — 11.4%
90	Henderson Land Development Co., Ltd.	778
114	Sino Land Co.	350
107	Sun Hung Kai Properties Ltd.	2,123
127	Wharf Holdings Ltd.	683
60	Wheelock Properties Ltd.	56
		3,990

Japan — 32.8%
-(h)	BLife Investment Corp.	22
-(h)	DA Office Investment Corp.	731
-(h)	Global One Real Estate Investment Corp.	265
-(h)	Japan Logistics Fund, Inc.	325
-(h)	Japan Retail Fund Investment Corp.	216
-(h)	MID REIT, Inc.	458

116	Mitsubishi Estate Co., Ltd.	3,123
117	Mitsui Fudosan Co., Ltd.	2,714
-(h)	Nippon Building Fund, Inc.	1,082
52	Sumitomo Realty & Development Co., Ltd.	1,300
-(h)	Tokyu REIT, Inc.	469
-(h)	Top REIT, Inc.	803
		11,508

Netherlands — 2.5%
8	Corio N.V.	628
2	Wereldhave N.V.	234
		862

Singapore — 7.3%
136	Ascendas REIT	211
131	CapitaLand Ltd.	555
65	Keppel Land Ltd.	288
1,054	Macquarie MEAG Prime REIT	789
1,095	Mapletree Logistics Trust	721
		2,564

Sweden — 3.1%
70	Castellum AB	801
7	Russian Real Estate Investment Co. AB (a)	268
		1,069

United Kingdom — 7.7%
39	Great Portland Estates plc	380
22	Hammerson plc	493
38	Land Securities Group plc	1,202
64	Segro plc	642
		2,717
	Total Long-Term Investments
	(Cost $35,969)	34,310

Short-Term Investment — 0.0% (g)

Investment Company --0.0% (g)
	4	JPMorgan Prime Money Market Fund, Institutional Class (b)
		(Cost $4)	4

Total Investments — 97.9%
(Cost $35,973)	34,314

Other Assets in Excess of Liabilities — 2.1%	724

NET ASSETS — 100.0%	$ 35,038

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	43.1%
Diversified	26.1
Office	16.2
Shopping Centers	11.3
Apartments	2.4
Other (less than 1.0%)	0.9

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,360,506	AUD	03/13/08	$4,647	$4,785		$138
559,012	AUD	for
52,428,277	JPY	03/13/08	494	499	#	5
262,458	AUD	for
112,804	GBP	03/13/08	224	234	#	10
76,975	CHF	03/13/08	69	71		2
180,688	CHF	for
17,679,110	JPY	03/13/08	167	167	#	-	(h)
1,879,435	EUR	03/13/08	2,733	2,791		58
199,837	EUR	for
31,290,009	JPY	03/13/08	295	297	#	2
1,706,587	GBP	03/13/08	3,430	3,386		(44)
237,471	GBP	for
3,642,478	HKD	03/13/08	468	471	#	3
146,958	GBP	for
30,502,698	JPY	03/13/08	288	292	#	4
31,205,481	HKD	03/13/08	4,010	4,006		(4)
1,506,064	HKD	for
134,007	EUR	03/13/08	199	193	#	(6)
456,520,531	JPY	03/13/08	4,184	4,304		120
47,171,910	JPY	for
215,963	GBP	03/13/08	428	445	#	17
106,464,081	JPY	for
681,567	EUR	03/13/08	1,012	1,004	#	(8)
22,423,525	JPY	for
232,407	AUD	03/13/08	207	211	#	4
2,264,154	SEK	03/13/08	354	355		1
2,488,826	SGD	03/13/08	1,749	1,759		10
8,198,836	ZAR	03/13/08	1,196	1,087		(109)
			$26,154	$26,357		$203

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
4,576,120	AUD	03/13/08	$3,999	$4,085		$(86)
220,363	CAD	03/13/08	219	219		-	(h)
1,338,553	EUR	03/13/08	1,964	1,988		(24)
734,964	GBP	03/13/08	1,441	1,458		(17)
14,499,913	HKD	03/13/08	1,863	1,861		2
719,025,542	JPY	03/13/08	6,569	6,779		(210)
4,922,733	SEK	03/13/08	758	773		(15)
4,159,094	SGD	03/13/08	2,896	2,939		(43)
6,716,055	ZAR	03/13/08	976	890		86
			$20,685	$20,992		$(307)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/08 of the currency being sold, and the value at 01/31/08 is the U.S. Dollar market value of the currency being purchased.

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $32,713,000 and 95.3% of total investments, respectively

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $32,713,000 and 95.3% of total investments, respectively.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 899
Aggregate gross unrealized depreciation	(2,558)
Net unrealized appreciation/depreciation	$ (1,659)

Federal income tax cost of investments	$ 35,973

JPMorgan International Value Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 97.9% (l)

Common Stocks — 97.8%

Austria — 1.4%
211	OMV AG	15,236

Brazil — 0.3%
189	Cia Energetica de Minas Gerais S.A. ADR	3,004

Canada — 0.4%
50	Domtar Canada Paper, Inc. (a)	400
469	Domtar Corp. (a)	3,738
		4,138

Cyprus — 0.7%
716	Marfin Popular Bank Public Co., Ltd., Class B	7,258

Finland — 1.4%
252	Nokia OYJ	9,269
1,576	Ruukki Group OYJ (c)	6,094
		15,363

France — 12.8%
208	BNP Paribas	20,678
38	Cie Generale de Geophysique-Veritas (a)	8,862
93	Compagnie Generale des Etablissements Michelin, Class B	9,013
66	Lafarge S.A.	10,442
107	Renault S.A. (c)	12,243
295	Sanofi-Aventis S.A.	24,066
151	Sodexho Alliance S.A. (c)	8,196
197	Suez S.A.	12,052
474	Total S.A.	34,517
		140,069

Germany — 13.5%
153	Allianz SE	27,370
189	Bayer AG	15,631
88	Continental AG	9,172
308	Daimler AG	24,157
139	E.ON AG	25,813
173	Lanxess AG	6,044
88	Merck KGaA	10,866
97	Muenchener Rueckversicherungs-Gesellschaft AG	17,542
81	Siemens AG (c)	10,441
		147,036

Greece — 2.1%
102	Folli - Follie S.A.	3,171
183	National Bank of Greece S.A.	11,214
607	Sidenor Steel Products Manufacturing Co. S.A.	8,455
		22,840

Hong Kong — 1.6%
773	Henderson Land Development Co., Ltd.	6,676
555	Sun Hung Kai Properties Ltd.	11,014
		17,690

Israel — 1.0%
1,366	Makhteshim-Agan Industries Ltd. (a)	10,834

Italy — 3.2%
414	Banco Popolare Scarl (a)	8,343
3,692	Intesa Sanpaolo S.p.A.	26,277
		34,620

Japan — 20.5%
118	Daikin Industries Ltd.	5,338
1,655	Daiwa Securities Group, Inc.	14,831
1,641	Fukuoka Financial Group, Inc.	10,050
638	Honda Motor Co., Ltd.	19,742
4	Japan Tobacco, Inc.	21,509
330	Kao Corp.	9,985
1	KDDI Corp.	8,364
842	Kirin Holdings Co., Ltd. (c)	13,500
1,236	Kubota Corp. (c)	8,917
966	Marubeni Corp.	6,738
706	Mitsubishi Corp.	18,703
3,033	Mitsubishi UFJ Financial Group, Inc.	30,064
2,028	Nippon Sheet Glass Co., Ltd. (c)	9,361
2	Sumitomo Mitsui Financial Group, Inc.	17,095
192	TDK Corp. (c)	12,308
4	West Japan Railway Co.	17,298
		223,803

Luxembourg — 0.9%
143	ArcelorMittal	9,513

Netherlands — 6.0%
292	ING Groep N.V. CVA	9,512
1,053	Royal Dutch Shell plc, Class A	37,748
1,028	Royal KPN N.V.	18,664
		65,924

Singapore — 1.3%
5,674	Singapore Telecommunications Ltd.	14,779

South Korea — 1.2%
264	Hana Financial Group, Inc.	12,955

Spain — 4.6%
2,234	Banco Santander S.A.	39,294
739	Iberdrola S.A.	11,267
		50,561

Sweden — 1.1%
672	Skanska AB, Class B	11,572

Switzerland — 2.4%
458	Credit Suisse Group	26,059

Taiwan — 2.7%
580	Chunghwa Telecom Co., Ltd. ADR	12,190
1,115	HON HAI Precision Industry Co., Ltd.	5,986
4	HON HAI Precision Industry Co., Ltd. GDR	43
81	HON HAI Precision Industry Co., Ltd. GDR	850
1,136	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,546
		29,615

United Kingdom — 18.7%
1,506	BAE Systems plc	14,033
2,526	Barclays plc	23,843
2,671	BP plc	28,462
2,494	HSBC Holdings plc	37,423
271	Imperial Tobacco Group plc	13,242
5,214	Legal & General Group plc	13,804
2,304	Premier Foods plc	6,165
1,795	TUI Travel plc (a)	9,180
302	Vedanta Resources plc	10,981
13,322	Vodafone Group plc	46,604
		203,737
	Total Common Stocks
	(Cost $1,088,026)	1,066,606

Preferred Stock — 0.1%

Germany — 0.1%
29	Henkel KGaA
	(Cost $1,519)	1,318

Total Long-Term Investments
(Cost $1,089,545)	1,067,924

Short-Term Investments — 6.1%

Investment Company — 6.0%
65,323	JPMorgan Prime Money Market Fund,
	Institutional Shares (b)
	(Cost $65,323)	65,323

Principal Amount ($)

U.S. Treasury Obligation — 0.1%
1,000	U.S. Treasury Bill,
	2.92%, 06/12/08 (k) (n)
	(Cost $989)	993
	Total Short-Term Investments
	(Cost $66,312)	66,316

Investments of Cash Collateral for Securities on Loan — 3.3%

Certificates of Deposit — 0.2%
500	Canadian Imperial Bank, New York,
	FRN, 3.12%, 02/14/08	500
2,000	Unicredito Italiano, New York (Ireland),
	FRN, 5.16%, 05/06/08	1,999
		2,499

Repurchase Agreements — 3.1%
5,650	Banc of America Securities LLC, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $5,650, collateralized by U.S. Government Agency Mortgages	5,650
7,000	Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $7,001, collateralized by U.S. Government Agency Mortgages	7,000
7,000	Bear Stearns Cos., Inc., 3.13%, dated 01/31/08, due 02/01/08, repurchase price $7,001, collateralized by U.S. Government Agency Mortgages	7,000
7,000	Credit Suisse First Boston LLC, 3.14%, dated 01/31/08, due 02/01/08, repurchase price $7,001, collateralized by U.S. Government Agency Mortgages	7,000
7,000	Lehman Brothers, Inc., 3.12%, dated 01/31/08, due 02/01/08, repurchase price $7,001, collateralized by U.S. Government Agency Mortgages	7,000
		33,650
	Total Investments of Cash Collateral for Securities on Loan (Cost $36,149)	36,149

Total Investments — 107.3%
(Cost $1,192,006)	1,170,389

Liabilities in Excess of Other Assets — (7.3)%	(79,556)

NET ASSETS — 100.0%	$1,090,833

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan).

INDUSTRY	PERCENTAGE

Commercial Banks	21.5%
Oil, Gas & Consumable Fuels	10.2
Insurance	5.2
Automobiles	4.9
Wireless Telecommunication Services	4.8
Diversified Telecommunication Services	4.0
Capital Markets	3.6
Electric Utilities	3.5
Pharmaceuticals	3.1
Tobacco	3.0
Chemicals	2.9
Metals & Mining	2.5
Trading Companies & Distributors	2.2
Electronic Equipment & Instruments	1.7
Auto Components	1.6
Real Estate Management & Development	1.6
Hotels, Restaurant & Leisure	1.5
Road & Rail	1.5
Industrial Conglomerates	1.5
Building Products	1.3
Aerospace & Defense	1.2
Beverages	1.2
Multi-Utilities	1.1
Construction & Engineering	1.0
Household Products	1.0
Others (each less than 1.0%)	6.2
Short-Term Investments	6.2

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
113	Dow Jones EURO STOXX 50	March, 2008	$6,417	$(1,012)
46	FTSE 100 Index	March, 2008	5,373	(560)
				$(1,572)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
87,938,702	AUD	02/27/08	$77,897		$78,629		$732
50,399,312	CHF	02/27/08	45,318		46,656		1,338
14,114,276	DKK	02/27/08	2,778		2,813		35
11,378,088	EUR	for
18,918,915	CHF	02/27/08	17,514	#	16,906	#	(608)
3,634,331	EUR	for
34,523,344	SEK	02/27/08	5,422	#	5,400	#	(22)
79,886,661	EUR	02/27/08	117,677		118,700		1,023
32,402,093	GBP	02/27/08	65,008		64,349		(659)
97,060,440	HKD	02/27/08	12,507		12,455		(52)
577,110,754	JPY	for
6,263,412	AUD	02/27/08	5,600	#	5,435	#	(165)
6,060,063,434	JPY	02/27/08	55,384		57,076		1,692
78,402,748	NOK	02/27/08	14,640		14,470		(170)
92,386,568	SEK	02/27/08	14,633		14,510		(123)
			$434,378		$437,399		$3,021

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,174,817	CAD	02/27/08	3,255	3,160	95
17,931,221	CHF	02/27/08	15,827	16,599	(772)
145,910,585	EUR	02/27/08	214,429	216,802	(2,373)
39,273,787	GBP	02/27/08	78,815	77,996	819
46,672,882	HKD	02/27/08	5,998	5,989	9
9,540,000	ILS	02/27/08	2,432	2,642	(210)
7,592,830,454	JPY	02/27/08	70,900	71,512	(612)
15,281,150	NOK	02/27/08	2,784	2,820	(36)
5,586,443	SGD	02/27/08	3,874	3,945	(71)
			$398,314	$401,465	$(3,151)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/08 of the currency being sold, and the value at 01/31/08 is the U.S. Dollar market value of the currency being purchased.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment
Company Act of 1940, as amended, and advised by J.P. Morgan Investment
Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Dutch Certification
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of January 31, 2008
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $1,038,003,000 and 91.2% of total investments (excluding Investments of Cash Collateral for Securities on Loan), respectively.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,823
Aggregate gross unrealized depreciation	(75,440)
Net unrealized appreciation/depreciation	$(21,617)

Federal income tax cost of investments	$1,195,706

JPMorgan International Value SMA Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 93.7% (l)

Common Stocks — 93.7%

Austria — 4.2%
34	OMV AG	2,437

Cyprus — 1.9%
107	Marfin Popular Bank Public Co., Ltd., Class B	1,083

Finland — 0.9%
128	Ruukki Group OYJ	496

France — 8.3%
15	Compagnie Generale des Etablissements Michelin, Class B	1,466
17	Renault S.A.	1,992
25	Sodexho Alliance S.A.	1,333
		4,791

Germany — 10.0%
4	Henkel KGaA	196
28	Lanxess AG	983
14	Merck KGaA	1,767
16	Muenchener Rueckversicherungs-Gesellschaft AG	2,853
		5,799

Greece — 5.4%
9	Folli - Follie S.A.	284
28	National Bank of Greece S.A.	1,686
85	Sidenor Steel Products Manufacturing Co. S.A.	1,183
		3,153

Hong Kong — 1.7%
113	Henderson Land Development Co., Ltd.	976

Israel — 2.8%
203	Makhteshim-Agan Industries Ltd. (a)	1,609

Italy — 2.3%
67	Banco Popolare Scarl (a)	1,357

Japan — 29.6%
18	Daikin Industries Ltd.	810
239	Daiwa Securities Group, Inc.	2,142
241	Fukuoka Financial Group, Inc.	1,476
1	Japan Tobacco, Inc.	3,221
46	Kao Corp.	1,392
-(h)	KDDI Corp.	1,292
152	Marubeni Corp.	1,060
289	Nippon Sheet Glass Co., Ltd.	1,334
28	TDK Corp.	1,800
1	West Japan Railway Co.	2,626
		17,153

Singapore — 3.8%
852	Singapore Telecommunications Ltd.	2,219

Spain — 3.2%
122	Iberdrola S.A.	1,855

South Korea — 3.2%

38	Hana Financial Group, Inc.	1,856

Sweden — 3.3%
109	Skanska AB, Class B	1,882

Taiwan — 1.9%
102	HON HAI Precision Industry Co., Ltd. GDR	1,072

United Kingdom — 11.2%
848	Legal & General Group plc	2,245
375	Premier Foods plc	1,003
286	TUI Travel plc (a)	1,463
49	Vedanta Resources plc	1,786
		6,497

Total Investments — 93.7%
(Cost $58,138)	54,235

Other Assets in Excess of Liabilities — 6.3%	3,665

NET ASSETS — 100.0%	$ 57,900

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classification as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	13.8%
Insurance	9.4
Tobacco	5.9
Metals & Mining	5.5
Electronic Equipment & Instruments	5.3
Hotels, Restaurants & Leisure	5.2
Chemicals	4.8
Road & Rail	4.8
Oil, Gas & Consumable Fuels	4.5
Diversified Telecommunication Services	4.1
Building Products	3.9
Capital Markets	3.9
Automobiles	3.7
Construction & Engineering	3.5
Electric Utilities	3.4
Pharmaceuticals	3.3
Household Products	2.9
Auto Components	2.7
Wireless Telecommunication Services	2.4
Trading Companies & Distributors	2.0
Food Products	1.8
Real Estate Management & Development	1.8
Others (each less than 1.0%)	1.4

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246

Aggregate gross unrealized depreciation	(4,149)
Net unrealized appreciation/depreciation	$(3,903)

Federal income tax cost of investments	$58,138

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
GDR	Global Depositary Receipt

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $53,164,000 and 98.0% of total investments, respectively.

JPMorgan Intrepid European Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.7% (l)

Common Stocks — 99.7%

Austria — 1.3%
139	OMV AG	9,991

Belgium — 2.3%
273	Dexia S.A.	6,599
278	Fortis	6,215
41	KBC Groep N.V.	5,283
		18,097

Denmark — 0.8%
71	FLSmidth & Co. A/S (c)	6,333

Finland — 1.5%
244	Nokia OYJ	8,968
39	Wartsila OYJ, Class B	2,528
		11,496

France — 12.2%
114	BNP Paribas	11,285
31	Cie de Saint-Gobain (c)	2,423
45	Electricite de France (c)	4,689
265	Eutelsat Communications (a)	7,027
365	France Telecom S.A.	12,890
113	Gaz de France S.A.	6,111
95	Gemalto N.V. (a)	2,531
37	Peugeot S.A.	2,761
175	Sanofi-Aventis S.A.	14,271
32	Societe Generale (c)	4,008
131	Suez S.A.	8,044
69	Total S.A.	5,053
77	Vinci S.A.	5,243
228	Vivendi	9,196
		95,532

Germany — 15.3%
23	Allianz SE	4,065
29	BASF SE	3,835
70	Bayer AG	5,746
102	DaimlerChrysler AG	7,989
33	Demag Cranes AG	1,399
469	Deutsche Telekom AG	9,629
96	E.ON AG	17,803
28	K&S AG	7,064
93	Linde AG	12,227
19	MAN AG	2,338
40	Muenchener Rueckversicherungs-Gesellschaft AG	7,185
23	Phoenix Solar AG	1,067
98	RWE AG	12,110
126	SAP AG	6,022
30	Siemens AG (c)	3,889

50	Solon AG Fuer Solartechnik (a) (c)	4,131
93	Stada Arzneimittel AG (c)	5,849
106	Tognum AG (a)	2,603
18	Volkswagen AG (c)	4,142
		119,093

Greece — 2.8%
155	Alpha Bank AE	5,146
129	Coca Cola Hellenic Bottling Co. S.A.	5,456
86	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	2,890
137	National Bank of Greece S.A.	8,347
		21,839

Ireland — 0.7%
366	Anglo Irish Bank Corp. plc	5,182

Italy — 4.3%
811	Enel S.p.A.	9,002
417	ENI S.p.A.	13,493
182	Fiat S.p.A. (c)	4,283
231	Mediobanca S.p.A.	4,323
117	Prysmian S.p.A. (a)	2,349
		33,450

Luxembourg — 0.8%
94	ArcelorMittal	6,262

Netherlands — 8.6%
380	Aegon N.V.	5,683
97	ASML Holding N.V. (a)	2,555
48	Boskalis Westminster CVA	2,608
72	Fugro N.V. CVA (c)	4,934
70	ING Groep N.V. CVA	2,293
786	Royal Dutch Shell plc, Class B	27,322
396	Royal KPN N.V.	7,180
123	Smit Internationale N.V.	10,274
123	Unilever N.V. CVA (c)	4,016
		66,865

Norway — 3.4%
627	DnB NOR ASA	8,198
1,327	Pronova BioPharma A.S. (a)	4,806
144	Tandberg ASA (c)	2,506
225	Yara International ASA	10,934
		26,444

Portugal — 1.5%
229	Banco Espirito Santo S.A.	4,027
624	Portugal Telecom SGPS S.A.	8,033
		12,060

Spain — 5.0%
763	Banco Santander S.A. (c)	13,415
119	Bolsas y Mercados Espanoles (c)	7,304
155	Endesa	4,280
324	Iberdrola S.A.	4,937
322	Telefonica S.A.	9,414
		39,350

Sweden — 1.4%
143	Betsson AB	1,622
277	Nordea Bank AB	3,787
659	TeliaSonera AB	5,856
		11,265

Switzerland — 10.0%
79	Credit Suisse Group	4,526
44	Nestle S.A.	19,579
177	Novartis AG	8,986
80	Roche Holding AG	14,461
34	Swiss Reinsurance	2,569
25	Syngenta AG	6,631
95	UBS AG	3,961
61	Xstrata plc	4,712
43	Zurich Financial Services AG	12,410
		77,835

Turkey — 0.4%
393	TAV Havalimanlari Holding A.S. (a)	2,749

United Kingdom — 27.4%
75	Anglo American plc	4,158
281	AstraZeneca plc	11,794
580	BAE Systems plc	5,401
621	Barclays plc	5,862
277	Barratt Developments plc	2,338
203	BG Group plc	4,489
440	BHP Billiton plc	13,304
1,142	BP plc	12,166
345	British American Tobacco plc	12,346
79	British Land Co. plc	1,605
173	Dana Petroleum plc (a)	4,583
233	De La Rue plc	4,224
209	Diageo plc	4,217
640	Eurasian Natural Resources Corp. (a)	9,793
219	GlaxoSmithKline plc	5,185
1,136	HMV Group plc	2,890
635	HSBC Holdings plc	9,526
808	International Power plc	6,451
346	John Wood Group plc	2,630
425	Laird Group plc	4,157
2,261	Legal & General Group plc	5,986
504	Man Group plc	5,550
256	National Express Group plc	6,040
532	National Grid plc	8,230
224	Prudential plc	2,874
1,144	QinetiQ plc	4,387
50	Reckitt Benckiser plc	2,632
83	Rio Tinto plc	8,285
1,661	Royal & Sun Alliance Insurance Group	4,506
57	Severfield-Rowen plc	285
580	SSL International plc	6,052

130	Standard Chartered plc	4,349
6,380	Vodafone Group plc	22,319
809	WM Morrison Supermarkets plc	4,866
		213,480
	Total Long-Term Investments
	(Cost $769,830)	777,323

Short-Term Investment — 0.0% (g)

Investment Company — 0.0% (g)
6	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $6)	6

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 7.1%

Repurchase Agreements — 7.1%
7,693	Banc of America Securities LLC, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $7,694, collateralized by U.S. Government Agency Mortgages	7,693
12,000	Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $12,001, collateralized by U.S. Government Agency Mortgages	12,000
12,000	Bear Stearns Cos., Inc., 3.13%, dated 01/31/08, due 02/01/08, repurchase price $12,001, collateralized by U.S. Government Agency Mortgages	12,000
12,000	Credit Suisse (USA) LLC , 3.14%, dated 01/31/08, due 02/01/08, repurchase price $12,001, collateralized by U.S. Government Agency Mortgages	12,000
12,000	Lehman Brothers, Inc., 3.12%,dated 01/31/08, due 02/01/08, repurchase price $12,001, collateralized by U.S. Government Agency Mortgages	12,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $55,693)	55,693

Total Investments — 106.8%
(Cost $825,529)	833,022

Liabilities in Excess of Other Assets — (6.8)%	(53,148)

NET ASSETS — 100.0%	$779,874

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments
(excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	12.2%
Oil, Gas & Consumable Fuels	9.9
Pharmaceuticals	8.4
Diversified Telecommunication Services	6.8
Metals & Mining	6.0
Chemicals	6.0
Insurance	5.8
Electric Utilities	4.7
Multi-Utilities	3.7
Food Products	3.0
Wireless Telecommunication Services	2.9
Automobiles	2.5
Diversified Financial Services	2.4
Capital Markets	2.4
Media	2.1
Construction & Engineering	1.9
Transportation Infrastructure	1.7
Tobacco	1.6
Communications Equipment	1.5
Gas Utilities	1.3
Aerospace & Defense	1.3
Beverages	1.2
Electrical Equipment	1.2
Energy Equipment & Services	1.0
Other (less than 1.0%)	8.5

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
CVA	Dutch Certification

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $774,768,000 and 99.7% of total investments (excluding Investments of Cash Collateral for Securities on Loan), respectively.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	55,257
Aggregate gross unrealized depreciation	(47,764)
Net unrealized appreciation	$7,493

Federal income tax cost of investments	$825,529

JPMorgan Intrepid International Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.9% (l)

Common Stocks — 98.6%

Australia — 2.6%
925	AXA Asia Pacific Holdings Ltd.	5,014
332	Babcock & Brown Ltd.	5,568
844	BHP Billiton Ltd.	28,305
175	Commonwealth Bank of Australia	7,867
104	Macquarie Group Ltd.	6,040
		52,794

Austria — 0.3%
90	OMV AG	6,472

Belgium — 0.3%
46	KBC Groupe N.V.	5,917

Brazil — 0.8%
256	Cia Vale do Rio Doce ADR	7,661
96	Petroleo Brasileiro S.A. ADR	8,922
		16,583

China — 0.2%
2,750	PetroChina Co., Ltd., Class H	3,799

Denmark — 1.7%
69	D/S Norden	7,231
212	D/S Torm A/S	6,836
158	Danske Bank A/S	5,683
123	Novo Nordisk A/S, Class B	7,778
78	Vestas Wind Systems A/S (a)	7,577
		35,105

Egypt — 0.3%
33	Orascom Construction Industries GDR	6,691

Finland — 2.6%
268	Elisa OYJ	7,639
156	Fortum OYJ	6,311
871	Nokia OYJ	32,065
103	Wartsila OYJ, Class B	6,597
		52,612

France — 7.8%
126	Air France-KLM	3,523
35	Alstom	7,146
272	AXA S.A.	9,351
232	BNP Paribas	23,039
88	Bouygues S.A.	6,798
60	Casino Guichard Perrachon S.A.	6,638
60	CNP Assurances	7,351
75	Electricite de France	7,829
249	France Telecom S.A.	8,771
134	Gaz de France S.A.	7,279
130	Ipsen	7,262
45	Lafarge S.A.	7,101

43	PPR	6,086
61	Renault S.A.	6,925
164	Sanofi-Aventis	13,385
132	Suez S.A.	8,082
197	Total S.A.	14,314
197	Vivendi	7,951
		158,831

Germany — 8.4%
81	Allianz SE	14,533
62	BASF AG	8,121
87	Bayer AG	7,178
147	Daimler AG	11,510
120	Deutsche Bank AG	13,575
226	Deutsche Post AG	7,289
446	Deutsche Telekom AG	9,152
113	E.ON AG	20,956
129	Fresenius Medical Care AG & Co. KGaA	6,660
55	Linde AG	7,240
55	MAN AG	6,840
43	Muenchener Rueckversicherungs-Gesellschaft AG	7,700
67	RWE AG	8,214
157	SAP AG	7,525
126	SGL Carbon AG (a)	6,381
141	Siemens AG	18,256
118	ThyssenKrupp AG	5,806
20	Wacker Chemie AG	4,268
		171,204

Greece — 1.4%
121	Alpha Bank AE	4,002
197	Coca Cola Hellenic Bottling Co. S.A.	8,304
123	National Bank of Greece S.A.	7,520
250	Piraeus Bank S.A.	8,030
		27,856

Hong Kong — 3.0%
408	Cheung Kong Holdings Ltd.	6,616
470	China Mobile Ltd.	6,922
1,000	Citic Pacific Ltd.	4,961
4,207	CNOOC Ltd.	5,946
357	Esprit Holdings Ltd.	4,651
1,624	Hang Lung Properties Ltd.	6,429
423	Henderson Land Development Co., Ltd.	3,653
350	Sun Hung Kai Properties Ltd.	6,945
536	Swire Pacific Ltd., Class A	7,272
1,397	Wharf Holdings Ltd.	7,525
		60,920

India — 1.4%
154	Axis Bank Ltd.	4,425
156	Axis Bank Ltd. GDR	4,474
82	ICICI Bank Ltd. ADR	4,953
54	Larsen & Toubro Ltd.	5,043

87	Reliance Capital Ltd. GDR	4,165
45	Reliance Industries Ltd. GDR (e)	5,650
		28,710

Indonesia — 0.3%
8,677	Bumi Resources Tbk PT	6,164

Israel — 0.3%
141	Teva Pharmaceutical Industries Ltd. ADR	6,511

Italy — 3.7%
1,571	A2A S.p.A.	6,314
772	Enel S.p.A.	8,580
267	Fiat S.p.A.	6,260
222	Finmeccanica S.p.A.	6,628
2,093	Intesa Sanpaolo S.p.A.	14,893
2,464	Parmalat S.p.A.	8,890
3,097	Telecom Italia S.p.A. RNC	7,112
2,192	UniCredito Italiano S.p.A.	16,246
		74,923

Japan — 18.9%
191	Aisin Seiki Co., Ltd.	7,663
374	Amada Co., Ltd.	3,242
384	Asahi Breweries Ltd.	6,784
203	Astellas Pharma, Inc.	8,814
942	Chiba Bank Ltd. (The)	7,024
505	Chugoku Bank Ltd. (The)	7,215
763	Chuo Mitsui Trust Holdings, Inc.	5,318
692	Daihatsu Motor Co., Ltd.	7,105
139	Daikin Industries Ltd.	6,307
170	Denso Corp.	6,132
1	East Japan Railway Co.	7,473
1,066	Fukuoka Financial Group, Inc.	6,528
299	Futaba Industrial Co., Ltd.	6,755
245	Hitachi Construction Machinery Co., Ltd.	5,754
302	Honda Motor Co., Ltd.	9,333
75	Ibiden Co., Ltd.	4,781
647	ITOCHU Corp.	5,981
2	Japan Tobacco, Inc.	8,029
108	JFE Holdings, Inc.	5,015
1,332	Joyo Bank Ltd. (The)	7,606
305	Komatsu Ltd.	7,443
388	Konica Minolta Holdings, Inc.	6,253
483	Kyowa Hakko Kogyo Co., Ltd.	4,848
130	Makita Corp.	4,853
950	Marubeni Corp.	6,626
405	Mitsubishi Corp.	10,724
629	Mitsubishi Electric Corp.	5,787
379	Mitsui & Co., Ltd.	7,721
307	Mitsui Fudosan Co., Ltd.	7,122
508	Mitsui OSK Lines Ltd.	6,236
211	Mitsumi Electric Co., Ltd.	5,932
2	Mizuho Financial Group, Inc.	7,916

98	Nidec Corp.	6,432
227	Nikon Corp.	6,312
12	Nintendo Co., Ltd.	5,815
934	Nippon Oil Corp.	6,336
1,099	Nippon Steel Corp.	6,681
2	Nippon Telegraph & Telephone Corp.	8,200
301	Nipro Corp.	6,040
805	Nissan Motor Co., Ltd.	7,516
472	Nomura Holdings, Inc.	6,899
178	Olympus Corp.	6,004
114	Shin-Etsu Chemical Co., Ltd.	6,046
160	Sony Corp.	7,568
451	Sumitomo Metal Mining Co., Ltd.	7,489
2	Sumitomo Mitsui Financial Group, Inc.	15,177
287	Suzuki Motor Corp.	7,212
129	Terumo Corp.	7,058
311	Tokyo Tatemono Co., Ltd.	2,646
858	Toshiba Corp.	5,863
513	Toyota Motor Corp.	27,758
421	Urban Corp.	3,922
316	Yamaha Corp.	6,516
496	Yamaguchi Financial Group, Inc.	6,697
		384,507

Luxembourg — 0.7%
107	ArcelorMittal	7,000
279	SES Global S.A. FDR	6,808
		13,808

Netherlands — 3.8%
102	Fugro N.V. CVA	6,964
122	Heineken N.V.	6,860
370	ING Groep N.V. CVA	12,049
375	Koninklijke KPN N.V.	6,800
226	Koninklijke Philips Electronics N.V.	8,835
1,007	Royal Dutch Shell plc, Class B	34,982
		76,490

Norway — 1.7%
415	DnB NOR ASA	5,425
258	Hafslund ASA, Class B	5,213
504	Norsk Hydro ASA	6,037
309	Orkla ASA	4,086
360	Telenor ASA (a)	7,463
132	Yara International ASA	6,422
		34,646

Papua New Guinea — 0.3%
1,778	Lihir Gold Ltd. (a)	5,789

Portugal — 0.4%
1,283	Energias de Portugal S.A.	8,184

Russia — 0.5%
72	Mechel ADR	6,693
12	MMC Norilsk Nickel ADR	2,888
		9,581

Singapore — 1.1%
1,402	CapitaLand Ltd.	5,937
4,003	Golden Agri-Resources Ltd.	5,515
2,988	Singapore Telecommunications Ltd.	7,783
1,882	Tat Hong Holdings Ltd.	3,724
		22,959

South Korea — 0.2%
49	LG Electronics, Inc.	4,771

Spain — 3.9%
18	Acciona S.A.	4,664
611	Banco Bilbao Vizcaya Argentaria S.A.	12,845
1,310	Banco Santander S.A.	23,044
599	Iberdrola Renovables S.A. (a)	4,830
160	Inditex S.A.	8,023
701	Telefonica S.A.	20,490
93	Union Fenosa S.A.	6,247
		80,143

Sweden — 1.2%
501	Black Earth Farming Ltd. (a)	4,591
476	Nordea Bank AB	6,498
877	TeliaSonera AB	7,797
385	Volvo AB, Class B	5,211
		24,097

Switzerland — 8.9%
342	ABB Ltd.	8,562
80	Actelion Ltd. (a)	3,978
118	Compagnie Financiere Richemont AG, Class A, Unit	6,767
172	Credit Suisse Group	9,796
72	Holcim Ltd.	7,063
107	Julius Baer Holding AG	7,520
45	Lonza Group AG	5,782
76	Nestle S.A.	34,223
366	Novartis AG	18,533
129	Roche Holding AG	23,394
23	Swatch Group AG	6,279
33	Swiss Life Holding (a)	7,894
105	Swiss Reinsurance	7,917
17	Syngenta AG	4,528
312	UBS AG	12,958
109	Xstrata plc	8,378
30	Zurich Financial Services AG	8,535
		182,107

Taiwan — 0.3%
410	AU Optronics Corp. ADR	6,804
13	HON HAI Precision Industry Co., Ltd. GDR	138
		6,942

United Kingdom — 21.6%
367	3i Group plc	6,869
1,124	Amlin plc	6,020
224	Anglo American plc	12,380
523	Antofagasta plc	6,866
406	Autonomy Corp. plc (a)	7,420
891	BAE Systems plc	8,299
1,275	Barclays plc	12,035
551	Barratt Developments plc	4,654
728	BG Group plc	16,059
3,073	BP plc	32,751
276	British American Tobacco plc	9,871
244	British Land Co. plc	4,948
1,064	Centrica plc	7,064
1,590	Cobham plc	5,896
2,046	Game Group plc	8,155
1,100	GlaxoSmithKline plc	26,081
585	HBOS plc	8,155
1,840	HSBC Holdings plc	27,606
802	ICAP plc	10,861
208	Imperial Tobacco Group plc	10,154
780	J Sainsbury plc	6,204
777	John Wood Group plc	5,904
197	Kazakhmys PLC	4,813
710	Man Group plc	7,815
288	National Express Group plc	6,786
613	Prudential plc	7,861
196	Rio Tinto plc	19,648
1,575	Royal Bank of Scotland Group plc	12,145
315	SABMiller plc	6,822
366	Schroders plc	7,975
553	Smith & Nephew plc	7,513
1,324	Stagecoach Group plc	6,385
315	Standard Chartered plc	10,555
1,698	Tesco plc	14,195
755	Tullett Prebon plc	7,809
425	Unilever plc	14,005
143	Vedanta Resources plc	5,210
10,417	Vodafone Group plc	36,440
379	Weir Group plc (The)	5,628
1,540	Wm Morrison Supermarkets plc	9,269
448	WPP Group plc	5,511
		440,637
	Total Common Stocks
	(Cost $1,932,272)	2,009,753

Preferred Stock — 0.3%

Germany — 0.3%
4	Porsche AG
	(Cost $5,423)	6,809

Total Investments — 98.9%
(Cost $1,937,695)	2,016,562

Other Assets in Excess of Liabilities — 1.1%	23,090

NET ASSETS — 100.0%	$2,039,652

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	14.3%
Oil, Gas & Consumable Fuels	7.4
Metals & Mining	7.3
Pharmaceuticals	5.8
Capital Markets	4.9
Diversified Telecommunication	4.5
Automobiles	4.5
Insurance	4.1
Food Products	3.3
Electric Utilities	3.1
Real Estate Management & Development	2.9
Wireless Telecommunication Services	2.5
Chemicals	2.2
Machinery	2.0
Industrial Conglomerates	1.8
Food & Staples Retailing	1.8
Electrical Equipment	1.8
Trading Companies & Distributors	1.7
Communications Equipment	1.6
Multi-Utilities	1.5
Beverages	1.4
Tobacco	1.4
Health Care Equipment & Supplies	1.3
Household Durables	1.1
Diversified Financial Services	1.1
Specialty Retail	1.0
Aerospace & Defense	1.0
Software	1.0
Road & Rail	1.0
Auto Components	1.0
Media	1.0
Others (each less than 1.0%)	8.7

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipts
GDR	Global Depositary Receipt
RNC	Risparmio Non-Convertible Savings Shares

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $1,953,900 and 96.9% of total investments, respectively.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$186,529
Aggregate gross unrealized depreciation	(107,662)
Net unrealized appreciation/depreciation	$78,867

Federal income tax cost of investments	$1,937,695

JPMorgan Japan Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 95.1% (l)

Common Stocks — 95.1%

Auto Components — 7.4%
45	Ahresty Corp. (c)	640
19	Bridgestone Corp.	319
13	Denso Corp.	470
13	FCC Co., Ltd.	177
13	Keihin Corp.	201
73	Showa Corp. (c)	629
11	Stanley Electric Co., Ltd.	224
61	Toyo Tire & Rubber Co., Ltd. (c)	207
		2,867

Automobiles — 11.7%
46	Honda Motor Co., Ltd.	1,413
133	Nissan Motor Co., Ltd.	1,245
35	Toyota Motor Corp.	1,868
		4,526

Chemicals — 8.1%
88	Daicel Chemical Industries Ltd.	493
184	Nippon Chemical Industrial Co., Ltd.	421
7	Nitto Denko Corp.	335
152	Sakai Chemical Industry Co., Ltd.	602
11	Shin-Etsu Chemical Co., Ltd.	598
25	Shin-Etsu Polymer Co., Ltd.	154
39	Tayca Corp.	118
71	Zeon Corp.	428
		3,149

Commercial Banks — 6.2%
88	Eighteenth Bank Ltd. (The) (c)	333
78	Hyakujushi Bank Ltd. (The)	400
43	Keiyo Bank Ltd. (The)	281
79	Mitsubishi UFJ Financial Group, Inc.	787
-(h)	Sumitomo Mitsui Financial Group, Inc.	586
		2,387

Commercial Services & Supplies — 0.5%
11	Certo Corp.	181

Diversified Financial Services — 1.2%
12	Mitsubishi UFJ Lease & Finance Co., Ltd.	450

Diversified Telecommunication Services — 0.8%
-(h)	Nippon Telegraph & Telephone Corp.	314

Electronic Equipment & Instruments — 7.1%
10	Dai-ichi Seiko Co., Ltd.	129
9	FUJIFILM Holdings Corp.	361
12	Iriso Electronics Co., Ltd.	289
7	Kyocera Corp.	535
12	Murata Manufacturing Co., Ltd.	604
2	Nidec Corp.	99

23	Taiyo Yuden Co., Ltd.	272
7	TDK Corp.	450
		2,739

Food & Staples Retailing — 0.7%
52	Izumiya Co., Ltd. (c)	273

Hotels, Restaurants & Leisure — 1.7%
50	Chimney Co., Ltd.	663
-(h)	Resorttrust, Inc.	1
		664

Household Durables — 5.0%
41	Arnest One Corp. (c)	165
28	First Juken Co., Ltd.	103
24	Japan General Estate Co., Ltd. (The)	262
20	Matsushita Electric Industrial Co., Ltd.	427
14	Sony Corp.	661
-(h)	Zephyr Co., Ltd. (c)	306
		1,924

Insurance — 0.9%
62	Nissay Dowa General Insurance Co., Ltd.	330

Machinery — 5.6%
30	Amada Co., Ltd.	260
17	Daihatsu Diesel Manufacturing Co., Ltd.	193
7	Hitachi Construction Machinery Co., Ltd.	170
47	Makino Milling Machine Co., Ltd.	304
141	Miyano Machinery, Inc.	366
13	Mori Seiki Co., Ltd.	233
14	Namura Shipbuilding Co., Ltd.	168
65	Sodick Co., Ltd. (c)	342
9	Tocalo Co., Ltd.	125
		2,161

Marine — 0.6%
20	Mitsui OSK Lines Ltd.	246

Metals & Mining — 1.5%
7	JFE Holdings, Inc.	303
42	Nippon Steel Corp.	255
1	Sumitomo Metal Mining Co., Ltd.	17
		575

Office Electronics — 4.7%
17	Canon, Inc.	729
69	Ricoh Co., Ltd.	1,087
		1,816

Oil, Gas & Consumable Fuels — 1.4%
93	Nippon Mining Holdings, Inc.	551

Personal Products — 0.7%
28	Artnature, Inc.	261

Pharmaceuticals — 4.2%
12	Astellas Pharma, Inc.	503
18	Takeda Pharmaceutical Co., Ltd.	1,118
		1,621

Real Estate Investment Trusts (REITs) — 4.6%

-(h)	Joint Reit Investment Corp.	463
-(h)	MID Reit, Inc.	413
-(h)	Nippon Commercial Investment Corp.	464
-(h)	re-plus residential investment, inc.	449
		1,789

Real Estate Management & Development — 2.4%
129	Cosmos Initia Co., Ltd.	387
18	FJ Next Co., Ltd.	116
16	Joint Corp.	286
-(h)	Pacific Management Corp.	134
		923

Semiconductors & Semiconductor Equipment — 2.8%
20	Mimasu Semiconductor Industry Co., Ltd.	317
4	Rohm Co., Ltd.	260
11	Shinko Electric Industries Co., Ltd.	192
10	Sumco Corp. (c)	221
4	Sumco Techxiv Corp.	100
		1,090

Specialty Retail — 0.6%
31	Konaka Co., Ltd.	240

Trading Companies & Distributors — 13.1%
71	ITOCHU Corp.	656
61	Marubeni Corp.	425
43	Mitsubishi Corp.	1,139
65	Mitsui & Co., Ltd.	1,324
119	Sojitz Corp.	411
71	Sumitomo Corp.	991
34	Tsubakimoto Kogyo Co., Ltd.	99
		5,045

Wireless Telecommunication Services — 1.6%
-(h)	KDDI Corp.	608

Total Long-Term Investments
(Cost $39,489)	36,730

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 5.1%

Repurchase Agreements — 5.1%
403	Banc of America Securities LLC, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $403, collateralized by U.S Government Agency Mortgages	403
400	Barclays Capital, Inc., 3.00%, dated 01/31/08, due 02/01/08, repurchase price $400, collateralized by U.S Government Agency Mortgages	400
400	Bear Stearns Cos., Inc., 3.13%, dated 01/31/08, due 02/01/08, repurchase price $400, collateralized by U.S Government Agency Mortgages	400
375	Credit Suisse First Boston LLC, 3.14%, dated 01/31/08, due 02/01/08, repurchase price $375, collateralized by U.S Government Agency Mortgages	375
400	Lehman Brothers, Inc., 3.12%, dated 01/31/08, due 02/01/08, repurchase price $400, collateralized by U.S Government Agency Mortgages	400
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $1,978)	1,978

Total Investments — 100.2%
(Cost $41,467)	38,708

Liabilities in Excess of Other Assets — (0.2)%	(74)

NET ASSETS — 100.0%	$38,634

Percentages indicated are based on net assets.

ABBREVIATIONS & DEFINITIONS:

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $36,730,000 and 100.0% of total investments (excluding Investments of Cash Collateral for Securities on Loan), respectively.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	2,575
Aggregate gross unrealized depreciation	(5,334)
Net unrealized appreciation/depreciation	$(2,759)

Federal income tax cost of investments	$41,467

JPMorgan Latin America Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.0% (l)

Common Stocks — 84.9%

Argentina — 3.9%
4	BBVA Banco Frances S.A. ADR	29
1	Mercadolibre, Inc. (a)	45
1	Pampa Holding S.A. GDR (a)	13
4	Telecom Argentina S.A. ADR (a)	66
3	Tenaris S.A. ADR	123
2	Ternium S.A. ADR	78
		354

Brazil — 51.4%
6	All America Latina Logistica S.A.	66
7	Bovespa Holding S.A.	108
-(h)	Brasil Brokers Participacoes S.A. (a)	51
1	Brasil Telecom Participacoes S.A. ADR	83
2	Cia Siderurgica Nacional S.A. ADR	177
28	Cia Vale do Rio Doce ADR	739
6	Cyrela Brazil Realty S.A.	77
6	Estacio Participacoes S.A. (a)	39
5	Fertilizantes Heringer S.A.	54
4	Gafisa S.A.	74
1	GP Investments Ltd. BDR	47
6	GVT Holding S.A. (a)	132
9	Laep Investments Ltd. BDR (a)	32
9	Localiza Rent A Car S.A.	80
5	Lojas Renner S.A.	76
3	Lupatech S.A.	93
1	MMX Mineracao e Metalicos S.A. (a)	252
11	NET Servicos de Comunicacao S.A. ADR	131
4	Odontoprev S.A.	83
4	Perdigao S.A.	97
19	Petroleo Brasileiro S.A. ADR	1,750
3	Positivo Informatica S.A.	50
4	Redecard S.A.	56
3	Totvs S.A.	73
2	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	267
2	Weg S.A.	29
		4,716

Chile — 2.4%
1	Distribucion y Servicio D&S S.A. ADR	40
2	Empresa Nacional de Electricidad S.A. ADR	74
2	Empresa Nacional de Telecomunicaciones S.A.	31
12	La Polar S.A.	74
		219

Colombia — 0.7%
2	BanColombia S.A. ADR	64

Mexico — 25.6%

15	America Movil S.A.B. de C.V., Series L ADR	899
6	Banco Compartamos S.A. de C.V. (a)	25
10	Cemex S.A.B. de C.V. ADR (a)	269
18	Controlodora Comercial Mexicana S.A.B. de C.V.	46
20	Corp. GEO S.A.B. de C.V., Series B (a)	66
17	Desarrolladora Homex S.A.B. de C.V. (a)	155
5	Fomento Economico Mexicano S.A.B. de C.V. ADR	172
1	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	47
9	Grupo Famsa S.A.B. de C.V., Class A (a)	30
45	Grupo Financiero Banorte S.A.B. de C.V.	186
19	Grupo Mexico S.A.B. de C.V., Class B	111
20	Megacable Holdings S.A.B de C.V. (a)	59
1	NII Holdings, Inc. (a)	44
11	Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	34
24	Urbi Desarrollos Urbanos S.A. de C.V. (a)	85
34	Wal-Mart de Mexico S.A.B. de C.V., Series V	120
		2,348

Panama — 0.9%
2	Copa Holdings S.A., Class A	79
	Total Common Stocks
	(Cost $7,456)	7,780

Preferred Stocks — 14.1%

Brazil — 13.7%
20	Banco Itau Holding Financeira S.A.	456
3	Cia de Bebidas das Americas ADR	199
2	Cia de Transmissao de Energia Eletrica Paulista	53
5	Cia Energetica de Minas Gerais S.A.	80
7	Gerdau S.A.	170
5	Tele Norte Leste Participacoes S.A.	117
2	Telemar Norte Leste S.A., Series A	104
3	Votorantim Celulose e Papel S.A.	78
		1,257

Chile — 0.4%
12	Embotelladora Andina S.A., Series B	37
	Total Preferred Stocks
	(Cost $528)	1,294

Total Investments — 99.0%
(Cost $7,984)	9,074

Other Assets in Excess of Liabilities — 1.0%	94

NET ASSETS — 100.0%	$9,168

Percentages indicated are based on net assets.

Summary of Investments By Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil, Gas & Consumable Fuels	19.3%
Metals & Mining	16.8
Commercial Banks	11.0
Wireless Telecommunication Services	10.4
Diversified Telecommunication Services	5.9
Household Durables	5.0
Beverages	4.5
Construction Materials	3.0
Food & Staples Retailing	2.3
Media	2.1
Multiline Retail	2.0
Electric Utilities	1.6
Road & Rail	1.6
Diversified Financial Services	1.5
Energy Equipment & Services	1.4
Machinery	1.3
Food Products	1.1
Others (each less than 1.0%)	9.2

ABBREVIATIONS & DEFINITIONS:

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	1,430
Aggregate gross unrealized depreciation	(340)
Net unrealized appreciation/depreciation	$1,090
Federal income tax cost of investments	7,984

JPMorgan Market Neutral Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long Positions — 101.4%

Long-Term Investments — 97.7%

Common Stocks — 97.5% (j)

Aerospace & Defense — 1.8%
14	United Technologies Corp.	1,009

Auto Components — 0.7%
10	Johnson Controls, Inc.	359

Biotechnology — 2.1%
6	Amgen, Inc. (a)	291
9	Celgene Corp. (a)	488
9	Gilead Sciences, Inc. (a)	391
		1,170

Capital Markets — 4.0%
4	Bear Stearns Cos., Inc. (The) (y)	316
1	Lazard Ltd., Class A (Bermuda)	28
5	Lehman Brothers Holdings, Inc.	289
7	Merrill Lynch & Co., Inc.	372
4	Morgan Stanley	220
6	State Street Corp.	493
27	TD AMERITRADE Holding Corp. (a)	501
		2,219

Chemicals — 6.7%
8	Dow Chemical Co. (The)	317
7	E.l. du Pont de Nemours & Co.	316
15	PPG Industries, Inc.	1,005
4	Praxair, Inc.	320
32	Rohm & Haas Co.	1,721
		3,679

Commercial Banks — 3.9%
20	Colonial BancGroup, Inc. (The)	309
1	Comerica, Inc.	39
24	Huntington Bancshares, Inc.	328
16	Synovus Financial Corp.	217
8	TCF Financial Corp.	178
11	U.S. Bancorp	368
20	UCBH Holdings, Inc.	289
7	Zions Bancorp	402
		2,130

Communications Equipment — 3.3%
17	Cisco Systems, Inc. (a)	416
38	Corning, Inc.	922
7	QUALCOMM, Inc.	303
27	Tellabs, Inc. (a)	184
		1,825

Computers & Peripherals — 0.4%
10	SanDisk Corp. (a)	246

Consumer Finance — 0.4%

5	Capital One Financial Corp.	247

Diversified Financial Services — 1.8%
3	Bank of America Corp.	142
22	CIT Group, Inc.	608
9	Citigroup, Inc.	250
		1,000

Diversified Telecommunication Services — 0.7%
3	AT&T, Inc.	115
7	Verizon Communications, Inc.	284
		399

Electric Utilities — 4.3%
12	American Electric Power Co., Inc.	531
20	Edison International	1,028
7	FirstEnergy Corp.	466
23	Sierra Pacific Resources	347
		2,372

Electronic Equipment & Instruments — 0.6%
10	Tyco Electronics Ltd. (Bermuda)	325

Energy Equipment & Services — 2.1%
2	Baker Hughes, Inc.	101
11	BJ Services Co.	231
10	Nabors Industries Ltd. (Bermuda) (a)	261
9	Patterson-UTI Energy, Inc.	185
5	Schlumberger Ltd.	385
		1,163

Food & Staples Retailing — 2.7%
9	CVS/Caremark Corp.	369
24	Safeway, Inc.	748
12	SYSCO Corp.	350
		1,467

Food Products — 4.7%
10	Campbell Soup Co.	307
16	General Mills, Inc.	879
4	Hershey Co. (The)	159
13	Kellogg Co.	613
21	Kraft Foods, Inc., Class A	626
		2,584

Health Care Equipment & Supplies — 1.2%
4	CR Bard, Inc.	367
4	Zimmer Holdings, Inc. (a)	274
		641

Health Care Providers & Services — 2.0%
11	Aetna, Inc.	559
3	Cigna Corp.	162
3	McKesson Corp.	185
3	WellPoint, Inc. (a)	195
		1,101

Hotels, Restaurants & Leisure — 1.1%
3	International Game Technology	139
6	Royal Caribbean Cruises Ltd.	242

5	Starwood Hotels & Resorts Worldwide, Inc.	229
610

Household Durables — 1.0%
7	Centex Corp.	189
15	Toll Brothers, Inc. (a)	354
		543

Household Products — 0.3%
3	Procter & Gamble Co.	191

Insurance — 6.4%
7	Aflac, Inc.	402
11	AMBAC Financial Group, Inc.	126
12	Assurant, Inc.	753
9	Axis Capital Holdings Ltd. (Bermuda)	348
13	Genworth Financial, Inc., Class A	310
1	Hartford Financial Services Group, Inc.	113
24	MBIA, Inc.	370
12	Protective Life Corp.	487
6	RenaissanceRe Holdings Ltd. (Bermuda)	353
12	Unum Group	278
		3,540

Internet Software & Services — 1.4%
3	eBay, Inc. (a)	74
1	Google, Inc., Class A (a)	282
21	Yahoo!, Inc. (a)	396
		752

IT Services — 1.5%
4	Affiliated Computer Services, Inc., Class A (a)	202
14	Genpact Ltd. (Bermuda) (a)	164
4	Infosys Technologies Ltd. ADR (India)	178
9	Paychex, Inc.	298
		842

Machinery — 1.2%
4	Caterpillar, Inc.	249
3	Danaher Corp.	223
5	Dover Corp.	188
		660

Media — 2.4%
4	DISH Network Corp. Class A (a)	119
32	News Corp., Class A	598
20	Walt Disney Co. (The)	584
		1,301

Metals & Mining — 1.3%
7	United States Steel Corp.	705

Multi-Utilities — 0.7%
24	CMS Energy Corp.	380

Multiline Retail — 0.4%
-(h)	Family Dollar Stores, Inc.	1
5	Kohl's Corp. (a)	244
		245

Oil, Gas & Consumable Fuels — 2.8%

3	ConocoPhillips	209
2	Devon Energy Corp.	183
5	Marathon Oil Corp.	255
6	Sunoco, Inc.	367
10	XTO Energy, Inc.	512
		1,526

Paper & Forest Products — 1.9%
127	Domtar Corp. (Canada) (a)	1,022

Personal Products — 0.7%
10	Estee Lauder Cos., Inc. (The), Class A	407

Pharmaceuticals — 4.8%
11	Abbott Laboratories	600
20	Merck & Co., Inc.	905
37	Schering-Plough Corp.	726
15	Sepracor, Inc. (a)	431
		2,662

Real Estate Investment Trusts (REITs) — 10.1%
15	AMB Property Corp.	767
11	Annaly Capital Management, Inc.	221
12	Apartment Investment & Management Co.	490
-(h)	DCT Industrial Trust, Inc.	1
7	Developers Diversified Realty Corp.	276
15	Digital Realty Trust, Inc.	536
19	Duke Realty Corp.	447
23	Hospitality Properties Trust	796
14	Host Hotels & Resorts, Inc.	230
8	Kimco Realty Corp.	272
21	Liberty Property Trust	671
4	Public Storage	317
17	Weingarten Realty Investors	561
		5,585

Road & Rail — 2.4%
3	Burlington Northern Santa Fe Corp.	281
19	Norfolk Southern Corp.	1,025
		1,306

Semiconductors & Semiconductor Equipment — 6.3%
15	Broadcom Corp., Class A (a)	339
5	Cypress Semiconductor Corp. (a)	102
8	KLA-Tencor Corp.	340
38	LSI Corp. (a)	199
17	Marvell Technology Group Ltd. (Bermuda) (a)	201
5	Maxim Integrated Products, Inc.	98
12	National Semiconductor Corp.	215
7	NVIDIA Corp. (a)	168
46	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	427
5	Tessera Technologies, Inc. (a)	184
54	Xilinx, Inc.	1,177
		3,450

Software — 0.7%
9	Microsoft Corp.	306

2	Vmware, Inc., Class A (a)	102
408

Specialty Retail — 2.5%
3	Abercrombie & Fitch Co.	239
12	Advance Auto Parts, Inc., Class A	421
17	CarMax, Inc. (a)	379
7	Penske Auto Group, Inc.	127
9	Staples, Inc.	221
		1,387

Textiles, Apparel & Luxury Goods — 1.6%
5	Coach, Inc. (a)	144
5	Nike, Inc., Class B	321
6	Phillips-Van Heusen Corp.	255
2	Polo Ralph Lauren Corp.	142
		862

Thrifts & Mortgage Finance — 0.9%
8	Countrywide Financial Corp.	56
6	Freddie Mac	193
8	MGIC Investment Corp.	154
4	Washington Mutual, Inc.	78
		481

Tobacco — 1.7%
13	Altria Group, Inc.	959

Total Common Stocks	53,760
(Cost $54,813)

Principal Amount ($)

U.S. Treasury Obligation — 0.2%	86	U.S. Treasury Notes 5.13%, 06/30/08 (k)	86
(Cost $85)

Total Long-Term Investments	53,846
(Cost $54,898)

Shares

Short-Term Investment — 3.7%

Investment Company — 3.7%	2,040	JPMorgan Prime Money Market Fund,	2,040
Institutional Class (b) (m)
(Cost $2,040)

Total Long Positions — 101.4%
(Cost $56,938)	55,886

Liabilities in Excess of Other Assets — (1.4)%	-758

Net Assets — 100.0%	$55,128

Short Positions — 96.5%
Common Stocks — 96.5%
Aerospace & Defense — 1.3%

12	Honeywell International, Inc.	727
Air Freight & Logistics — 0.1%
1	FedEx Corp.	65
Automobiles — 0.0% (g)
3	Ford Motor Co. (a)	17
Beverages — 4.2%
20	Anheuser-Busch Cos., Inc.	912
16	Coca-Cola Enterprises, Inc.	361
6	Pepsi Bottling Group, Inc.	207
12	PepsiCo, Inc.	822
		2,302
Biotechnology — 1.7%
3	Genzyme Corp. (a)	195
3	ImClone Systems, Inc. (a)	124
9	Isis Pharmaceuticals, Inc. (a)	142
8	Millennium Pharmaceuticals, Inc. (a)	116
3	OSI Pharmaceuticals, Inc. (a)	100
45	Trimeris, Inc. (a)	287
		964
Capital Markets — 3.7%
9	Charles Schwab Corp. (The)	192
3	Franklin Resources, Inc.	344
2	Goldman Sachs Group, Inc. (The)	431
10	Northern Trust Corp.	726
7	T. Rowe Price Group, Inc.	362
		2,055
Chemicals — 5.3%
5	CF Industries Holdings, Inc.	492
11	H.B. Fuller Co.	237
12	Nalco Holding Co.	245
13	OM Group, Inc. (a)	752
9	Terra Industries, Inc. (a)	423
23	Tronox, Inc., Class A	170
30	Westlake Chemical Corp.	601
		2,920
Commercial Banks — 4.4%
21	BancorpSouth, Inc.	512
11	Cathay General Bancorp	296
17	Fulton Financial Corp.	216
1	Keycorp	29
6	National City Corp.	111
3	PNC Financial Services Group, Inc.	171
15	UMB Financial Corp.	642
10	Valley National Bancorp	200
7	Wilmington Trust Corp.	234
		2,411
Communications Equipment — 1.0%
3	Ciena Corp. (a)	91
14	JDS Uniphase Corp. (a)	148
14	Motorola, Inc.	157

11	Nortel Networks Corp. (Canada) (a)	141
		537
Computers & Peripherals — 0.6%
17	Dell, Inc. (a)	347
Consumer Finance — 0.3%
3	American Express Co.	158
Containers & Packaging — 0.4%
23	Smurfit-Stone Container Corp. (a)	214
Diversified Financial Services — 0.7%
8	Nasdaq Stock Market, Inc. (The) (a)	391
Electric Utilities — 4.1%
10	Exelon Corp.	754
9	PPL Corp.	421
30	Reliant Energy, Inc. (a)	634
12	Southern Co. (The)	451
		2,260
Electrical Equipment — 0.3%
3	Rockwell Automation, Inc.	182
Electronic Equipment & Instruments — 0.6%
10	Agilent Technologies, Inc. (a)	332
Energy Equipment & Services — 2.1%
6	ENSCO International, Inc.	291
6	Halliburton Co.	183
9	Rowan Cos., Inc.	296
3	Transocean, Inc. (a)	374
		1,144
Food & Staples Retailing — 1.4%
3	Wal-Mart Stores, Inc.	155
12	Walgreen Co.	427
5	Whole Foods Market, Inc.	183
		765
Food Products — 1.7%
10	Archer-Daniels-Midland Co.	436
24	Sara Lee Corp.	341
3	Wm. Wrigley, Jr., Co.	161
		938
Health Care Equipment & Supplies — 1.1%
1	Becton Dickinson & Co.	104
3	Edwards Lifesciences Corp. (a)	155
6	Varian Medical Systems, Inc. (a)	325
		584
Health Care Providers & Services — 1.8%
4	Express Scripts, Inc. (a)	280
2	Laboratory Corp. of America Holdings (a)	144
8	Quest Diagnostics, Inc.	375
44	Tenet Healthcare Corp. (a)	197
		996
Hotels, Restaurants & Leisure — 0.8%
14	Starbucks Corp. (a)	257
5	Yum! Brands, Inc.	174

		431
Household Durables — 1.8%
3	Black & Decker Corp.	225
2	Fortune Brands, Inc.	126
4	Mohawk Industries, Inc. (a)	307
4	Whirlpool Corp.	315
		973
Household Products — 0.8%
7	Clorox Co.	429
Industrial Conglomerates — 1.4%
22	General Electric Co.	784
Insurance — 6.8%
26	American International Group, Inc.	1,420
7	Infinity Property & Casualty Corp.	265
1	Markel Corp. (a)	370
16	Marsh & McLennan Cos., Inc.	431
6	Navigators Group, Inc. (a)	355
9	RLI Corp.	488
12	Willis Group Holdings Ltd. (United Kingdom)	414
		3,743
IT Services — 1.4%
4	Accenture Ltd., Class A (Bermuda)	152
7	Automatic Data Processing, Inc.	302
8	Electronic Data Systems Corp.	161
1	MasterCard, Inc., Class A	176
		791
Leisure Equipment & Products — 0.4%
9	Mattel, Inc.	194
Machinery — 0.6%
6	ITT Corp.	357
Media — 4.4%
10	CBS Corp., Class B	248
19	Comcast Corp., Class A (a)	339
7	DIRECTV Group, Inc. (The) (a)	158
11	E.W. Scripps Co., Class A	434
5	Gannett Co., Inc.	196
13	McClatchy Co., Class A	142
5	McGraw-Hill Cos., Inc. (The)	222
26	Time Warner, Inc.	411
7	Viacom, Inc., Class B (a)	287
		2,437
Metals & Mining — 2.3%
16	Alcoa, Inc.	521
6	Freeport-McMoRan Copper & Gold, Inc.	539
3	Schnitzer Steel Industries, Inc.	187
		1,247
Multi-Utilities — 0.8%
10	Dominion Resources, Inc.	415
Multiline Retail — 1.5%
7	Nordstrom, Inc.	262

2	Sears Holdings Corp. (a)	199
6	Target Corp.	356
		817
Office Electronics — 0.4%
13	Xerox Corp.	205
Oil, Gas & Consumable Fuels — 2.8%
5	Chesapeake Energy Corp.	173
9	Chevron Corp.	723
5	Exxon Mobil Corp.	462
4	Tesoro Corp.	174
		1,532
Paper & Forest Products — 0.1%
2	International Paper Co.	66
Personal Products — 1.2%
19	Avon Products, Inc.	667
Pharmaceuticals — 5.4%
23	Bristol-Myers Squibb Co.	522
13	Eli Lilly & Co.	690
19	Johnson & Johnson	1,227
11	King Pharmaceuticals, Inc. (a)	120
19	Pfizer, Inc.	440
		2,999
Real Estate Investment Trusts (REITs) — 10.1%
6	BRE Properties, Inc.	262
6	Corporate Office Properties Trust	205
16	Douglas Emmett, Inc.	368
7	Equity Lifestyle Properties, Inc.	295
28	Equity One, Inc.	649
11	Equity Residential	419
5	Essex Property Trust, Inc.	508
9	Federal Realty Investment Trust	646
7	HCP, Inc.	198
13	Health Care REIT, Inc.	549
19	Plum Creek Timber Co., Inc.	799
5	Rayonier, Inc.	201
1	SL Green Realty Corp.	97
8	Taubman Centers, Inc.	396
		5,592
Road & Rail — 2.7%
4	CSX Corp.	184
39	Heartland Express, Inc.	634
25	Knight Transportation, Inc.	430
12	Werner Enterprises, Inc.	236
		1,484
Semiconductors & Semiconductor Equipment — 8.2%
7	Advanced Micro Devices, Inc. (a)	57
12	Analog Devices, Inc.	344
14	Applied Materials, Inc.	247
9	Cabot Microelectronics Corp. (a)	306
33	Intel Corp.	704

12	Intersil Corp., Class A	266
7	Lam Research Corp. (a)	276
16	Microchip Technology, Inc.	503
64	Micron Technology, Inc. (a)	450
21	Novellus Systems, Inc. (a)	504
26	Teradyne, Inc. (a)	282
19	Texas Instruments, Inc.	572
		4,511
Software — 0.7%
20	Oracle Corp. (a)	407
Specialty Retail — 2.9%
16	AutoNation, Inc. (a)	257
5	Best Buy Co., Inc.	232
5	Gap, Inc. (The)	101
11	Home Depot, Inc.	351
6	Limited Brands, Inc.	118
5	O'Reilly Automotive, Inc. (a)	159
7	RadioShack Corp.	125
5	Tiffany & Co.	182
2	Urban Outfitters, Inc. (a)	68
		1,593
Textiles, Apparel & Luxury Goods — 0.9%
12	Jones Apparel Group, Inc.	206
8	Liz Claiborne, Inc.	166
8	Timberland Co., Class A (a)	139
		511
Thrifts & Mortgage Finance — 1.1%
16	Astoria Financial Corp.	428
6	Fannie Mae	190
		618
Wireless Telecommunication Services — 0.2%
10	Sprint Nextel Corp.	100
	Total Short Positions
	(Proceeds $56,404)	$53,212

Percentages indicated are based on net assets.

Futures Contracts:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/07	UNREALIZED DEPRECIATION
	Short Futures Outstanding
(9)	E-mini S&P 500 Index	March, 2008	($621)	(7)

ABBREVIATIONS AND DEFINITIONS:

(a) - Non-income producing security.
(b) - Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j) - All or a portion of these securities are segregated for short sales.
(h) - Amount rounds to less than one thousand (shares or dollars).
(k) - Security is fully or partially segregated with the broker as collateral for futures or with broker as initial margin for futures contracts.

(m) - All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(y) Company became an affiliate of JPMorgan Chase & Co. as of March 16, 2008.
ADR American Depositary Receipt

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,329
Aggregate gross unrealized depreciation	(3,381)
Net unrealized appreciation/depreciation	$(1,052)

Federal income tax cost of investments	$56,938

JPMorgan Russia Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 96.4% (l)

Common Stocks — 96.4%

Airlines — 3.1%
118	Aeroflot - Russian International Airlines	425

Auto Components — 0.5%
27	AMTEL Vredestein N.V. GDR, Reg. S (Netherlands) (a)	68

Automobiles — 1.1%
3	Severstal-Avto	158

Commercial Banks — 18.1%
9	Alliance Bank JSC GDR (Kazakhstan) (a)	52
8	Halyk Savings Bank Kazakhstan GDR (Kazakhstan)	129
13	Kazkommertsbank GDR (Kazakhstan) (a)	199
11	Kazkommertsbank GDR (Kazakhstan) (a)	163
2	Raiffeisen International Bank Holding AG (Austria)	210
476	Sberbank	1,761
		2,514

Communications Equipment — 2.8%
60	Sitronics GDR (a)	385

Construction Materials — 0.6%
18	Steppe Cement Ltd. (Malaysia) (a)	83

Diversified Telecommunication Services — 2.6%
6	Comstar United Telesystems GDR, Reg. S (a)	53
30	Comstar United Telesystems GDR, Reg. S	315
		368

Electric Utilities — 3.1%
3	Fifth Power Generation Co. GDR (a)	26
-(h)	TGK-5 Holdings, GDR (a) (f) (i)	1
4	Unified Energy System GDR (a)	400
		427

Food & Staples Retailing — 0.5%
1	Magnit OAO (a)	70

Food Products — 3.2%
14	Cherkizovo Group OJSC GDR, Reg. S (a)	194
3	Lebedyansky JSC	248
		442

Media — 3.8%
8	CTC Media, Inc. (a)	217
21	RBC Information Systems (a)	202
3	RBC Information Systems ADR	113
		532

Metals & Mining — 26.9%
10	Chelyabinsk Zink Plant GDR (a)	93
135	European Minerals Corp. (United Kingdom) (a)	180
5	Evraz Group S.A. GDR	348
7	KazakhGold Group Ltd. GDR (United Kingdom) (a)	171
24	Magnitogorsk Iron & Steel Works GDR	326
8	Mechel ADR	778

5	MMC Norilsk Nickel ADR	1,290
1	Polyus Gold Co. ADR	74
-(h)	Severstal GDR	6
22	Severstal GDR	481
		3,747

Oil, Gas & Consumable Fuels — 10.9%
86	Dragon Oil plc (Ireland) (a)	666
11	Gazpromneft OAO ADR	298
2	Imperial Energy Corp. plc (United Kingdom) (a)	58
5	Tatneft GDR	494
		1,516

Paper & Forest Products — 1.1%
10	Kazakhstan Kagazy plc GDR (Kazakhstan) (a)	51
20	Kazakhstan Kagazy plc GDR (Kazakhstan) (a)	99
		150

Pharmaceuticals — 1.0%
3	Veropharm (a)	142

Real Estate Management & Development — 6.7%
2	Open Investments (a)	562
28	RTM (a)	69
1	Sistema-Hals GDR (a)	7
26	Sistema-Hals GDR (a)	223
3	XXI Century Investments Public Ltd. (Cyprus) (a)	69
		930

Wireless Telecommunication Services — 10.4%
11	Mobile Telesystems OJSC ADR	906
9	Sistema JSFC GDR	308
7	Vimpel-Communications ADR	237
		1,451
	Total Long-Term Investments
	(Cost $13,490)	13,408

Short-Term Investment — 2.8%

Investment Company — 2.8%
392	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $392)	392

Total Investments — 99.2%
(Cost $13,882)	13,800

Other Assets in Excess of Liabilities — 0.8%	115

NET ASSETS — 100.0%	$13,915

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(f)	Fair Valued Investment. The market value and percentage of the investments that are fair valued based on total investments are approximately $1,000, and 0.0%, respectively.

Additionally, the market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $9,251,000 and 67.0% of total investments, respectively.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$830
Aggregate gross unrealized depreciation	(912)
Net unrealized appreciation/depreciation	$(82)

Federal income tax cost of investments	$13,882

JPMorgan Strategic Appreciation Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands, except shares and number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 69.8% (l)

Common Stocks — 68.5%

Australia — 0.8%
1,465	AXA Asia Pacific Holdings Ltd.	8
713	BHP Billiton Ltd.	24
160	Macquarie Group Ltd.	9
		41

Austria — 0.2%
152	OMV AG	11

Bermuda — 0.7%
234	ACE Ltd.	14
193	Arch Capital Group Ltd. (a)	13
230	Tyco Electronics Ltd.	8
		35

Brazil — 0.6%
429	Cia Vale do Rio Doce ADR	13
142	Petroleo Brasileiro S.A. ADR	16
		29

Canada — 1.7%
260	Barrick Gold Corp.	13
1,247	CGI Group, Inc., Class A (a)	12
130	EnCana Corp.	9
280	Husky Energy, Inc.	12
105	Potash Corp. of Saskatchewan	15
132	Research In Motion Ltd. (a)	12
179	Toronto-Dominion Bank	12
		85

Cayman Islands — 0.1%
93	Garmin Ltd.	7

China — 0.3%
6,000	PetroChina Co., Ltd., Class H	8
144	Suntech Power Holdings Co., Ltd. ADR (a)	8
		16

Denmark — 0.5%
271	Danske Bank A/S	10
230	Novo Nordisk A/S, Class B	14
		24

Egypt — 0.3%
63	Orascom Construction Industries Co. GDR	13

Finland — 1.0%
220	Fortum OYJ	9
869	Nokia OYJ	32
121	Wartsila OYJ, Class B	8
		49

France — 3.1%
60	Alstom	12
274	AXA S.A.	10

178	BNP Paribas	18
140	Bouygues	11
93	Electricite de France	10
380	France Telecom S.A.	13
170	Gaz de France S.A.	9
150	Ipsen	8
76	Lafarge S.A.	12
114	Renault S.A.	13
149	Sanofi-Aventis S.A.	12
205	Suez S.A.	12
355	Vivendi	14
		154

Germany — 2.8%
77	Allianz SE	14
82	BASF AG	11
146	Bayer AG	12
143	DaimlerChrysler AG	11
109	Deutsche Bank AG	12
270	Deutsche Post AG	9
92	E.ON AG	17
116	Linde AG	15
79	Muenchener Rueckversicherungs AG	14
82	Siemens AG	11
203	ThyssenKrupp AG	10
		136

Greece — 0.7%
230	Coca Cola Hellenic Bottling Co. S.A.	10
190	National Bank of Greece S.A.	12
418	Piraeus Bank S.A.	13
		35

Hong Kong — 2.0%
1,000	Cheung Kong Holdings Ltd.	16
1,000	China Mobile Ltd.	15
2,000	Citic Pacific Ltd.	10
3,000	Hang Lung Properties Ltd.	12
1,000	Sun Hung Kai Properties Ltd.	20
1,000	Swire Pacific Ltd., Class A	13
2,000	Wharf Holdings Ltd.	11
		97

India — 0.7%
270	Axis Bank Ltd. GDR	8
137	ICICI Bank Ltd. ADR	8
147	Reliance Capital Ltd. GDR	7
76	Reliance Industries Ltd. GDR (e)	10
		33

Israel — 0.2%
240	Teva Pharmaceutical Industries Ltd. ADR	11

Italy — 1.1%
391	Fiat S.p.A.	9
2,551	Intesa Sanpaolo S.p.A.	18

3,331	Parmalat S.p.A.	12
2,074	UniCredito S.p.A.	16
		55

Japan — 5.3%
300	Aisin Seiki Co., Ltd.	12
1,000	Amada Co., Ltd.	9
300	Astellas Pharma, Inc.	13
1,000	Chuo Mitsui Trust Holdings, Inc.	7
300	Honda Motor Co., Ltd.	9
1,000	ITOCHU Corp.	9
3	Japan Tobacco, Inc.	16
200	JFE Holdings, Inc.	9
500	Komatsu Ltd.	12
500	Konica Minolta Holdings, Inc.	8
200	Makita Corp.	7
2,000	Marubeni Corp.	14
700	Mitsubishi Corp.	19
1,000	Mitsui OSK Lines Ltd.	12
2,000	Nippon Steel Corp.	12
1,500	Nissan Motor Co., Ltd.	14
3	Sumitomo Mitsui Financial Group, Inc.	24
500	Suzuki Motor Corp.	13
200	Terumo Corp.	11
1,000	Tokyo Tatemono Co., Ltd.	9
400	Toyota Motor Corp.	22
		261

Luxembourg — 0.2%
176	ArcelorMittal	11

Netherlands — 1.2%
381	ING Groep N.V. CVA	13
290	Koninklijke Philips Electronics N.V.	11
1,014	Royal Dutch Shell plc, Class B	35
		59

Norway — 0.8%
692	DnB NOR ASA	9
880	Norsk Hydro ASA	10
529	Orkla ASA	7
606	Telenor ASA (a)	13
		39

Russia — 0.1%
20	MMC Norilsk Nickel ADR	5

Singapore — 0.4%
2,000	CapitaLand Ltd.	8
7,000	Golden Agri-Resources Ltd.	10
		18

Spain — 1.5%
643	Banco Bilbao Vizcaya Argentaria S.A.	13
1,092	Banco Santander S.A.	19
275	Inditex S.A.	14
613	Telefonica S.A.	18

136	Union Fenosa S.A.	9
73

Switzerland — 3.6%
565	ABB Ltd.	14
174	Cie Financiere Richemont S.A., Class A	10
223	Credit Suisse Group	13
140	Julius Baer Holding AG	10
108	Mettler-Toledo International, Inc. (a)	11
66	Nestle S.A.	29
290	Novartis AG	15
94	Roche Holding AG	17
33	Swatch Group AG	9
120	Swiss Reinsurance	9
270	UBS AG	11
160	Xstrata plc	12
52	Zurich Financial Services AG	15
		175

United Kingdom — 6.1%
682	3i Group plc	13
195	Anglo American plc	11
1,130	BAE Systems plc	10
1,332	Barclays plc	13
1,037	Barratt Developments plc	9
640	BG Group plc	14
719	GlaxoSmithKline plc	17
500	HBOS plc	7
1,511	HSBC Holdings plc	23
1,122	ICAP plc	15
1,176	Man Group plc	13
940	Prudential plc	12
159	Rio Tinto plc	16
1,370	Royal Bank of Scotland Group plc	10
546	Schroders plc	12
544	Standard Chartered plc	18
1,839	Tesco plc	15
760	Tullett Prebon plc	8
407	Unilever plc	13
245	Vedanta Resources plc	9
9,377	Vodafone Group plc	33
1,620	Wm Morrison Supermarkets plc	10
		301

United States — 32.5%
190	Abbott Laboratories	11
140	Abercrombie & Fitch Co., Class A	11
270	Aetna, Inc.	14
270	Alliant Energy Corp.	10
394	Altria Group, Inc.	30
87	Amazon.com, Inc. (a)	7
243	American Electric Power Co., Inc.	10
221	Anadarko Petroleum Corp.	13

147	Apache Corp.	14
97	Apple, Inc. (a)	13
832	AT&T, Inc.	32
600	Bank of America Corp.	27
200	Bank of New York Mellon Corp. (The)	9
160	Baxter International, Inc.	10
290	BB&T Corp.	11
239	BE Aerospace, Inc. (a)	9
110	Becton Dickinson & Co.	10
115	Bunge Ltd.	14
173	Cameron International Corp. (a)	7
93	CF Industries Holdings, Inc.	10
373	Chesapeake Energy Corp.	14
248	Chevron Corp.	21
285	Chubb Corp. (The)	15
213	Cigna Corp.	10
243	Cimarex Energy Co.	10
975	Cisco Systems, Inc. (a)	24
329	Coca-Cola Co. (The)	19
172	ConocoPhillips	14
462	Corning, Inc.	11
270	Covidien Ltd.	12
80	CR Bard, Inc.	8
240	CROCS, Inc. (a)	8
180	CSX Corp.	9
240	Cummins, Inc.	12
281	CVS/Caremark Corp.	11
50	Deckers Outdoor Corp. (a)	6
155	Deere & Co.	14
160	Dentsply International, Inc.	7
106	Devon Energy Corp.	9
642	Duke Energy Corp.	12
510	El Paso Corp.	8
160	Eli Lilly & Co.	8
110	Express Scripts, Inc. (a)	7
770	Exxon Mobil Corp.	67
1,290	Ford Motor Co. (a)	9
190	Forest Laboratories, Inc. (a)	8
210	Fossil, Inc. (a)	7
93	Freeport-McMoRan Copper & Gold, Inc.	8
170	GameStop Corp., Class A (a)	9
538	Gap, Inc. (The)	10
130	General Dynamics Corp.	11
1,319	General Electric Co.	47
200	Gilead Sciences, Inc. (a)	9
57	Goldman Sachs Group, Inc. (The)	11
191	Goodrich Corp.	12
36	Google, Inc., Class A (a)	20
162	Hess Corp.	15
517	Hewlett-Packard Co.	23

340	Home Depot, Inc.	10
130	Humana, Inc. (a)	10
900	Intel Corp.	19
287	International Business Machines Corp.	31
379	Johnson & Johnson	24
110	L-3 Communications Holdings, Inc.	12
210	Lehman Brothers Holdings, Inc.	13
350	Lennar Corp., Class A	7
118	Lockheed Martin Corp.	13
203	Loews Corp.	9
123	Loews Corp. - Carolina Group	10
209	Marathon Oil Corp.	10
155	McDonald's Corp.	8
211	Medco Health Solutions, Inc. (a)	11
135	MEMC Electronic Materials, Inc. (a)	10
496	Merck & Co., Inc.	23
224	MetLife, Inc.	13
1,397	Microsoft Corp.	46
290	Molson Coors Brewing Co., Class B	13
88	Monsanto Co.	10
230	Morgan Stanley	11
157	Mosiac Co. (The) (a)	14
140	Murphy Oil Corp.	10
139	National Oilwell Varco, Inc. (a)	8
380	New York Community Bancorp, Inc.	7
535	News Corp., Class B	10
190	Nike, Inc., Class B	12
130	Noble Energy, Inc.	9
354	Northeast Utilities	10
110	Northrop Grumman Corp.	9
366	NVIDIA Corp. (a)	9
206	Occidental Petroleum Corp.	14
252	Old Dominion Freight Line, Inc. (a)	7
690	Oracle Corp. (a)	14
187	Parker-Hannifin Corp.	13
267	PepsiCo, Inc.	18
770	Pfizer, Inc.	18
160	PNC Financial Services Group, Inc.	11
170	PPL Corp.	8
120	Praxair, Inc.	10
124	priceline.com, Inc. (a)	13
407	Procter & Gamble Co.	27
119	Prudential Financial, Inc.	10
250	QUALCOMM, Inc.	11
190	Raytheon Co.	12
174	Reynolds American, Inc.	11
439	Safeway, Inc.	14
276	Southern Co.	10
173	State Street Corp.	14
470	TD AMERITRADE Holding Corp. (a)	9

251	Thermo Fisher Scientific, Inc. (a)	13
62	Transocean, Inc. (a)	8
194	Travelers Cos., Inc. (The)	9
352	U.S. Bancorp	12
98	Union Pacific Corp.	12
110	Valero Energy Corp.	7
280	Wachovia Corp.	11
300	Wal-Mart Stores, Inc.	15
348	Walt Disney Co. (The)	10
410	Wells Fargo & Co.	14
174	Woodward Governor Co.	11
693	Xerox Corp.	11
358	Xilinx, Inc.	8
		1,603
	Total Common Stocks
	(Cost $3,300)	3,376

Preferred Stocks — 0.4%

Germany — 0.2%
6	Porsche Automobil Holding SE	11

Italy — 0.2%
4,610	Telecom Italia S.p.A.	10
	Total Preferred Stocks
	(Cost $20)	21
Principal Amount

Convertible Bonds — 0.9%

France — 0.1%
EUR	11	Rhodia S.A.,
		0.50%, 01/01/14	7

Netherlands — 0.3%
CHF	15	Pargesa Netherlands NV,
		1.75%, 06/15/14	13

United States — 0.5%
$23	Wyeth,
	FRN, 3.58%, 01/15/24	24
	Total Convertible Bonds
	(Cost $45)	44
	Total Long-Term Investments
	(Cost $3,365)	3,441

Short-Term Investments — 23.5%

Time Deposit — 20.3%
1,000	ABN Amro Bank N.V.,
	3.28%, 02/01/08
	(Cost $1,000)	1,000

U.S. Treasury Obligation — 3.2%
160	U.S. Treasury Bill,
	3.18%, 06/12/08 (k) (n)
	(Cost $158)	159
	Total Short-Term Investments
	(Cost $1,158)	1,159

Total Investments — 93.3%

(Cost $4,523)	4,600

Other Assets in Excess of Liabilities — 6.7%	329

NET ASSETS — 100.0%	$4,929

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Oil, Gas & Consumable Fuels	7.6%
Commercial Banks	6.9
Pharmaceuticals	4.9
Capital Markets	4.0
Insurance	3.6
Metals & Mining	3.5
Automobiles	2.4
Chemicals	2.2
Electric Utilities	2.1
Communications Equipment	2.0
Aerospace & Defense	1.9
Diversified Telecommunication Services	1.9
Industrial Conglomerates	1.9
Real Estate Management & Development	1.9
Food Products	1.7
Tobacco	1.5
Computers & Peripherals	1.4
Food & Staples Retailing	1.4
Machinery	1.4
Beverages	1.3
Diversified Financial Services	1.3
Software	1.3
Wireless Telecommunication Services	1.3
Health Care Equipment & Supplies	1.2
Health Care Providers and Services	1.2
Specialty Realty	1.2
Textiles, Apparel, & Luxury Goods	1.1
Electrical Equipment	1.0
Semiconductors & Semiconductor Equipment	1.0
Short-Term Investments	25.2
Other (each less than 1.0%)	8.7

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	5 Year U.S. Treasury Note	March, 2008	$ 904	$ 5
1	10 Year Canadian Bond	March, 2008	116	1
3	10 Year U.S. Treasury Note	March, 2008	350	1
4	Euro-Bobl	March, 2008	658	7
5	Euro-Schatz	March, 2008	777	-	(h)
1	S&P 500 Index	March, 2008	345	(25)
1	TOPIX Index	March, 2008	127	(19)
2	U.K. Treasury Gilt	March, 2008	440	-	(h)

	Short Futures Outstanding
(5)	Dow Jones EURO STOXX 50	March, 2008	(284)	24
(19)	E-mini S&P 500 Index	March, 2008	(1,311)	94
(1)	Euro-Bund	March, 2008	(173)	(1)
(1)	FTSE 100 Index	March, 2008	(117)	(1)
(1)	Russell 2000 Index	March, 2008	(358)	20
(2)	U.S. Long Bond	March, 2008	(239)	-	(h)
				$ 106

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,300	AUD	03/19/08	$ 12	$ 12	$ -	(h)
15,348	CHF	03/19/08	14	14	-	(h)
53,300	EUR	03/19/08	78	79	1
20,000	GBP	03/19/08	39	40	1
13,143,831	JPY	03/19/08	122	124	2
			$ 265	$ 269	$ 4

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
65,177	AUD	03/19/08	$ 57	$ 58	$ (1)
68,998	CAD	03/19/08	68	68	-	(h)
205,926	CHF	03/19/08	183	191	(8)
109,008	DKK	03/19/08	22	22	-	(h)
499,848	EUR	03/19/08	735	742	(7)
186,377	GBP	03/19/08	381	370	11
637,572	HKD	03/19/08	82	82	-	(h)
44,525,345	JPY	03/19/08	404	420	(16)
185,696	NOK	03/19/08	34	34	-	(h)
98,649	SEK	03/19/08	15	15	-	(h)
8,686	SGD	03/19/08	6	6	-	(h)
			$ 1,987	$ 2,008	$ (21)

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, nornally to qualified institutional buyers.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Dutch Certification
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of January 31, 2008.
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $1,564,000 and 34.0% of total investments, respectively.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$ 235
Aggregate gross unrealized depreciation		(158)
Net unrealized appreciation/depreciation		$ 77

Federal income tax cost of investments		$ 4,523

JPMorgan Strategic Preservation Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands, except shares and number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 42.9% (l)

Common Stocks — 22.4%

Australia — 0.1%
1,341	Asciano Group	7

Austria — 0.3%
264	OMV AG	19

Bermuda — 0.3%
1,519	Aquarius Platinum Ltd.	18

Canada — 1.2%
302	Agrium, Inc.	19
381	Barrick Gold Corp.	20
1,020	Kinross Gold Corp. (a)	22
		61

Denmark — 0.4%
312	Novo Nordisk A/S, Class B	20

Finland — 0.3%
3,923	Ruukki Group Oyj	15

France — 1.1%
80	Alstom	16
272	Bouygues	21
228	Sanofi-Aventis	19
		56

Germany — 0.7%
179	Continental AG	19
164	RWE AG	20
		39

Greece — 0.2%
793	Sidenor Steel Production & Manufacturing Co. S.A.	11

Hong Kong — 2.2%
1,000	Cheung Kong Holdings Ltd.	16
8,000	China Resources Power Holdings Co.	19
800	Jardine Matheson Holdings Ltd.	21
2,500	Kerry Properties Ltd	17
1,000	Sun Hung Kai Properties Ltd	20
1,500	Swire Pacific Ltd., Class A	20
		113

Israel — 0.5%
3,151	Makhteshim-Agan Industries Ltd. (a)	25

Italy — 1.0%
4,847	Intesa Sanpaolo S.p.A.	34
3,174	Polynt S.p.A.	17
		51

Japan — 1.4%
4	Asset Managers Co., Ltd.	3
700	Japan General Estate Co., Ltd. (The)	8
3	Japan Tobacco, Inc.	16
400	Joint Corp.	7

330	Mitsubishi UFJ Lease & Finance Co., Ltd.	13
200	Nidec Corp.	13
6	Risa Partners, Inc.	11
		71

Malaysia — 0.4%
9,215	IOI Corp. BHD	20

Netherlands — 0.6%
481	Fugro N.V., CVA	33

Norway — 0.4%
594	Norsk Hydro ASA	7
512	StatoilHydro ASA	14
		21

Papua New Guinea — 0.2%
2,975	Lihir Gold Ltd. (a)	10

South Africa — 0.3%
109	Anglo Platinum Ltd.	16

Switzerland — 0.3%
711	ABB Ltd.	18

Taiwan — 0.6%
1,114	HON HAI Precision Industry Co., Ltd. GDR	12
2,374	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22
		34

United Kingdom — 4.0%
1,475	BG Group plc	32
4,598	Biffa plc	28
4,040	BT Group plc	21
1,667	ICAP plc	23
2,367	Northumbrian Water Group plc	17
723	Scottish & Southern Energy plc	22
754	Standard Chartered plc	25
5,500	Vodafone Group plc	19
3,345	Wm Morrison Supermarkets plc	20
		207

United States — 5.9%
439	AT&T, Inc.	17
195	Bunge Ltd.	23
200	CF Industries Holdings, Inc.	21
168	Deere & Co.	15
32	Google, Inc., Class A (a)	18
618	Johnson Controls, Inc.	22
436	Merck & Co., Inc.	20
193	Monsanto Co.	22
291	Mosiac Co. (The) (a)	26
794	News Corp., Class B	15
1,061	Oracle Corp. (a)	22
316	Procter & Gamble Co.	21
310	United Technologies Corp.	23
600	Verizon Communications, Inc.	23
818	Xilinx, Inc.	18
		306

Total Common Stocks
	(Cost $1,117)	1,171
Principal
Amount

Convertible Bonds — 4.9%

Germany — 1.5%
EUR 50	Kreditanstalt fuer Wiederaufbau,
	0.75%, 08/08/08	75

Netherlands — 0.2%
CHF 15	Pargesa Netherlands N.V.,
	1.75%, 06/15/14	12

United States — 3.2%
$23	Liberty Media LLC,
	0.75%, 03/30/23	23
50	Merrill Lynch & Co., Inc.,
	Zero coupon, 03/13/32	54
35	St. Jude Medical, Inc.,
	1.22%, 12/15/08	35
30	Teva Pharmaceutical Finance LLC,
	0.25%, 02/01/26	31
23	Wyeth,
	FRN, 3.58%, 01/15/24	24
		167
	Total Convertible Bonds
	(Cost $247)	254

U.S. Treasury Obligations — 15.6%
	U.S. Treasury Notes,
200	2.63%, 05/15/08	200
300	3.38%, 09/15/09	306
300	4.00%, 04/15/10	312
	Total U.S. Treasury Obligations
	(Cost $785)	818

Total Investments — 42.9%
(Cost $2,149)	2,243

Other Assets in Excess of Liabilities — 57.1%	2,983

NET ASSETS — 100.0%	$5,226

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2008
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments.

INDUSTRY	PERCENTAGE

U.S. Treasury Obligations	36.5%
Commercial Banks	6.0
Chemicals	5.8
Pharmaceuticals	5.1
Metals & Mining	4.6
Capital Markets	4.1
Real Estate Management & Development	3.6
Oil, Gas & Consumable Fuels	2.9
Diversified Telecommunication	2.7
Food Products	1.9
Auto Components	1.8
Semiconductors & Semiconductor	1.8
Wireless Telecommunication	1.8
Media	1.7
Health Care Equipment & Supplies	1.6
Diversified Financial Services	1.5
Electrical Equipment	1.5
Energy Equipment & Services	1.5
Commercial Services & Supplies	1.2
Electronic Equipment & Instrument	1.1
Aerospace & Defense	1.0
Electrical Utilities	1.0
Software	1.0
Others (each less than 1.0%)	8.3

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	5 Year U.S. Treasury Notes	March, 2008	$678	$(2)
2	Canadian 10 Year Bond	March, 2008	231	1
6	Euro-Bobl	March, 2008	986	(2)
1	Eurodollar	March, 2008	243	3
10	Euro-Shatz	March, 2008	1,554	1
1	U.K. Treasury Gilt	March, 2008	220	1
	Short Futures Outstanding
(5)	2 Year U.S. Treasury Notes	March, 2008	(1,066)	(3)
(2)	10 Year U.S. Treasury Notes	March, 2008	(233)	(7)
(7)	E-mini S&P 500 Index	March, 2008	(483)	34
(2)	Euro-Bund	March, 2008	(347)	(1)
(2)	U.S. Treasury Bonds	March, 2008	(239)	-	(h)
				$25

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,347	EUR	03/06/08	$11	$11	-	(h)
7,434	GBP	03/06/08	15	15	-	(h)
			$26	$26	-	(h)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
15,768	AUD	03/06/08	$14	$14	-	(h)
60,167	CAD	03/06/08	60	60	-	(h)
31,448	CHF	03/06/08	28	29	(1)
249,411	EUR	03/06/08	366	371	(5)
129,993	GBP	03/06/08	267	258	9
829,691	HKD	03/06/08	107	106	1
104,382	ILS	03/06/08	27	29	(2)
12,271,103	JPY	03/06/08	112	115	(3)
60,529	NOK	03/06/08	11	11	-	(h)
99,763	ZAR	03/06/08	14	13	1
			$1,006	$1,006	-	(h)

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
SPX, European Style	$1,460.00	02/14/08	6	$(1)
SPX, European Style	1,500.00	02/14/08	6	-	(h)
(Premiums received of $4)				$(1)

ABBREVIATIONS:

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Dutch Certification
EUR	Euro
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of January 31, 2008.
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
ZAR	South African Rand

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are approximately $769,000 and 34.3% of total investments, respectively.

As of January 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	158
Aggregate gross unrealized depreciation	(64)
Net unrealized appreciation	$94

Federal income tax cost of investments	$2,149

JPMorgan Tax Aware Core Equity Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.1%

Common Stocks — 99.1%

Aerospace & Defense — 4.1%
7	Boeing Co.	588
10	Raytheon Co.	660
17	United Technologies Corp.	1,232
		2,480

Auto Components — 1.8%
30	Johnson Controls, Inc.	1,070

Beverages — 1.4%
9	Coca-Cola Co. (The)	506
8	Molson Coors Brewing Co., Class B	342
		848

Biotechnology — 0.6%
6	Celgene Corp. (a)	351

Capital Markets — 3.1%
5	Lehman Brothers Holdings, Inc.	321
19	Morgan Stanley	926
35	TD AMERITRADE Holding Corp. (a)	647
		1,894

Chemicals — 1.8%
6	Praxair, Inc.	508
11	Rohm & Haas Co.	585
		1,093

Commercial Banks — 3.6%
20	Wachovia Corp.	791
40	Wells Fargo & Co.	1,352
		2,143

Communications Equipment — 5.9%
82	Cisco Systems, Inc. (a)	2,014
43	Corning, Inc.	1,032
12	QUALCOMM, Inc.	505
		3,551

Computers & Peripherals — 5.4%
3	Apple, Inc. (a)	431
35	Hewlett-Packard Co.	1,540
12	International Business Machines Corp.	1,258
		3,229

Construction Materials — 0.7%
16	Cemex S.A.B. de C.V. ADR (Mexico) (a)	428

Consumer Finance — 1.1%
14	American Express Co.	682

Diversified Financial Services — 4.6%
43	Bank of America Corp.	1,896
29	Citigroup, Inc.	828
		2,724

Diversified Telecommunication Services — 3.9%

32	AT&T, Inc.	1,220
29	Verizon Communications, Inc.	1,113
		2,333

Electric Utilities — 2.4%
14	American Electric Power Co., Inc.	604
16	Edison International	835
		1,439

Electronic Equipment & Instruments — 0.3%
4	Tyco Electronics Ltd. (Bermuda)	151

Energy Equipment & Services — 1.8%
10	Baker Hughes, Inc.	646
6	Schlumberger Ltd.	462
		1,108

Food & Staples Retailing — 6.4%
25	CVS/Caremark Corp.	990
34	Safeway, Inc.	1,044
35	Wal-Mart Stores, Inc.	1,797
		3,831

Food Products — 0.7%
14	Kraft Foods, Inc., Class A	396

Health Care Equipment & Supplies — 0.6%
6	Baxter International, Inc.	367

Health Care Providers & Services — 2.2%
12	Cardinal Health, Inc.	700
8	WellPoint, Inc. (a)	613
		1,313

Hotels, Restaurants & Leisure — 1.7%
11	McDonald's Corp.	575
11	Royal Caribbean Cruises Ltd.	435
		1,010

Household Products — 1.7%
15	Procter & Gamble Co.	1,012

Industrial Conglomerates — 2.0%
34	General Electric Co.	1,219

Insurance — 3.2%
9	Allstate Corp. (The)	430
8	Hartford Financial Services Group, Inc.	612
18	Travelers Cos., Inc. (The)	853
		1,895

Internet Software & Services — 2.7%
1	Google, Inc., Class A (a)	790
44	Yahoo!, Inc. (a)	841
		1,631

Machinery — 1.7%
7	Caterpillar, Inc.	516
13	Dover Corp.	509
		1,025

Media — 3.5%
32	Comcast Corp., Special Class A (a)	569
81	News Corp., Class A	1,527

2,096

Metals & Mining — 0.5%
3	United States Steel Corp.	301

Multiline Retail — 0.6%
8	Kohl's Corp. (a)	356

Oil, Gas & Consumable Fuels — 9.6%
11	Chevron Corp.	892
8	ConocoPhillips	626
6	Devon Energy Corp.	478
51	El Paso Corp.	848
22	Exxon Mobil Corp.	1,871
10	Marathon Oil Corp.	473
9	Occidental Petroleum Corp.	579
		5,767

Pharmaceuticals — 7.5%
15	Abbott Laboratories	868
6	Johnson & Johnson	351
31	Merck & Co., Inc.	1,434
54	Pfizer, Inc.	1,258
25	Schering-Plough Corp.	494
5	Sepracor, Inc. (a)	132
		4,537

Road & Rail — 2.5%
27	Norfolk Southern Corp.	1,488

Semiconductors & Semiconductor Equipment — 1.2%
35	Xilinx, Inc.	764

Software — 4.3%
68	Microsoft Corp.	2,228
19	Oracle Corp. (a)	392
		2,620

Textiles, Apparel & Luxury Goods — 0.5%
12	Hanesbrands, Inc. (a)	307

Thrifts & Mortgage Finance --0.7%
14	Freddie Mac	428

Tobacco — 2.8%
23	Altria Group, Inc.	1,719
	Total Long-Term Investments
	(Cost $45,290)	59,606

Short-Term Investment — 1.1%

Investment Company — 1.1%
640	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	640
(Cost $640)

Total Investments — 100.2%
(Cost $45,930)	60,246

Liabilities in Excess of Other Assets — (0.2)%	(134)

NET ASSETS — 100.0%	$60,112

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	16,169
Aggregate gross unrealized depreciation	(1,853)
Net unrealized appreciation/depreciation	$14,316

Federal income tax cost of investments	$45,930

JPMorgan Tax Aware Disciplined Equity Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value($)

Long-Term Investments — 99.5%

Common Stocks — 99.5%

Aerospace & Defense — 3.4%
46	Boeing Co.	3,810
8	General Dynamics Corp.	661
12	Goodrich Corp.	751
25	Honeywell International, Inc.	1,458
14	Lockheed Martin Corp.	1,458
87	Northrop Grumman Corp.	6,904
93	United Technologies Corp.	6,821
		21,863

Auto Components — 1.1%
205	Johnson Controls, Inc.	7,244

Beverages — 0.8%
81	Coca-Cola Co. (The)	4,814

Biotechnology — 1.7%
115	Amgen, Inc. (a)	5,345
57	Celgene Corp. (a)	3,187
45	Gilead Sciences, Inc. (a)	2,065
		10,597

Building Products — 0.2%
63	Masco Corp.	1,442

Capital Markets — 4.0%
81	Bank of New York Mellon Corp. (The)	3,786
34	Goldman Sachs Group, Inc. (The)	6,806
14	Lehman Brothers Holdings, Inc.	911
154	Morgan Stanley	7,632
60	State Street Corp.	4,958
70	TD AMERITRADE Holding Corp. (a)	1,304
		25,397

Chemicals — 2.7%
40	Air Products & Chemicals, Inc.	3,569
129	Dow Chemical Co. (The)	4,996
25	E.l. du Pont de Nemours & Co.	1,107
22	PPG Industries, Inc.	1,441
24	Praxair, Inc.	1,940
78	Rohm & Haas Co.	4,151
		17,204

Commercial Banks — 4.0%
59	BB&T Corp.	2,137
18	Colonial BancGroup, Inc. (The)	289
98	Huntington Bancshares, Inc.	1,311
12	Marshall & Ilsley Corp.	341
95	Regions Financial Corp.	2,403
81	TCF Financial Corp.	1,712
194	U.S. Bancorp	6,576
188	Wachovia Corp.	7,324

80	Wells Fargo & Co.	2,712
19	Zions Bancorp	1,051
		25,856

Communications Equipment — 3.9%
497	Cisco Systems, Inc. (a)	12,177
207	Corning, Inc.	4,974
21	Juniper Networks, Inc. (a)	582
18	Motorola, Inc.	208
171	QUALCOMM, Inc.	7,262
		25,203

Computers & Peripherals — 4.2%
39	Apple, Inc. (a)	5,302
73	EMC Corp. (a)	1,154
161	Hewlett-Packard Co.	7,035
103	International Business Machines Corp.	11,013
57	SanDisk Corp. (a)	1,438
48	Sun Microsystems, Inc. (a)	841
19	Teradata Corp. (a)	455
		27,238

Consumer Finance — 0.8%
38	American Express Co.	1,884
48	Capital One Financial Corp.	2,636
52	Discover Financial Services	917
		5,437

Diversified Financial Services — 4.2%
358	Bank of America Corp.	15,860
45	CIT Group, Inc.	1,250
342	Citigroup, Inc.	9,637
		26,747

Diversified Telecommunication Services — 3.7%
375	AT&T, Inc.	14,437
234	Verizon Communications, Inc.	9,074
		23,511

Electric Utilities — 3.2%
115	American Electric Power Co., Inc.	4,913
95	Edison International	4,938
72	FirstEnergy Corp.	5,133
15	FPL Group, Inc.	967
78	Northeast Utilities	2,169
30	Pinnacle West Capital Corp.	1,136
97	Sierra Pacific Resources	1,445
		20,701

Electrical Equipment — 0.4%
50	Rockwell Automation, Inc.	2,823

Electronic Equipment & Instruments — 0.4%
69	Tyco Electronics Ltd. (Bermuda)	2,320

Energy Equipment & Services — 1.9%
36	Baker Hughes, Inc.	2,366
15	BJ Services Co.	321
114	Halliburton Co.	3,765

11	Patterson-UTI Energy, Inc.	206
62	Schlumberger Ltd.	4,647
13	Weatherford International Ltd. (a)	822
		12,127

Food & Staples Retailing — 1.0%
44	CVS/Caremark Corp.	1,700
72	Safeway, Inc.	2,237
55	SYSCO Corp.	1,609
21	Wal-Mart Stores, Inc.	1,043
		6,589

Food Products — 2.0%
30	Campbell Soup Co.	933
67	General Mills, Inc.	3,653
30	H.J. Heinz Co.	1,260
38	Kellogg Co.	1,801
184	Kraft Foods, Inc., Class A	5,384
		13,031

Health Care Equipment & Supplies — 1.4%
83	Baxter International, Inc.	5,017
33	Covidien Ltd.	1,492
31	Medtronic, Inc.	1,448
16	Zimmer Holdings, Inc. (a)	1,221
		9,178

Health Care Providers & Services — 2.9%
68	Aetna, Inc.	3,603
88	Cigna Corp.	4,320
13	McKesson Corp.	809
48	UnitedHealth Group, Inc.	2,427
92	WellPoint, Inc. (a)	7,218
		18,377

Hotels, Restaurants & Leisure — 1.4%
37	Carnival Corp.	1,625
69	McDonald's Corp.	3,673
50	Starwood Hotels & Resorts Worldwide, Inc.	2,263
35	Wyndham Worldwide Corp.	815
22	Yum! Brands, Inc.	750
		9,126

Household Durables — 0.2%
10	Mohawk Industries, Inc. (a)	759
32	Toll Brothers, Inc. (a)	752
		1,511

Household Products — 2.7%
19	Colgate-Palmolive Co.	1,432
245	Procter & Gamble Co.	16,151
		17,583

Industrial Conglomerates — 3.0%
28	3M Co.	2,238
436	General Electric Co.	15,421
41	Tyco International Ltd. (Bermuda)	1,611
		19,270

Insurance — 4.3%
19	Allstate Corp. (The)	941
79	American International Group, Inc.	4,348
17	Assurant, Inc.	1,092
47	Axis Capital Holdings Ltd. (Bermuda)	1,874
32	Chubb Corp., (The)	1,647
48	Genworth Financial, Inc., Class A	1,164
51	Hartford Financial Services Group, Inc.	4,101
54	Lincoln National Corp.	2,957
7	MBIA, Inc.	115
60	MetLife, Inc.	3,549
10	Protective Life Corp.	406
4	Prudential Financial, Inc.	295
22	RenaissanceRe Holdings Ltd. (Bermuda)	1,277
53	Travelers Cos., Inc. (The)	2,528
45	Unum Group	1,013
5	XL Capital Ltd., Class A (Bermuda)	216
		27,523

Internet & Catalog Retail — 0.1%
15	Expedia, Inc. (a)	343

Internet Software & Services — 2.0%
103	eBay, Inc. (a)	2,769
15	Google, Inc., Class A (a)	8,609
90	Yahoo!, Inc. (a)	1,734
		13,112

IT Services — 0.2%
37	Paychex, Inc.	1,194

Machinery — 2.2%
78	Caterpillar, Inc.	5,556
25	Dover Corp.	1,009
30	Eaton Corp.	2,514
39	Illinois Tool Works, Inc.	1,969
73	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	2,869
10	PACCAR, Inc.	455
		14,372

Media — 2.3%
114	CBS Corp., Class B	2,882
4	Comcast Corp., Special Class A (a)	67
17	DISH Network Corp. Class A (a)	488
1	Gemstar-TV Guide International, Inc. (a)	3
244	News Corp., Class A	4,614
40	Time Warner, Inc.	630
212	Walt Disney Co. (The)	6,345
		15,029

Metals & Mining — 0.6%
39	United States Steel Corp.	3,995

Multi-Utilities — 0.7%
110	CMS Energy Corp.	1,728
129	Xcel Energy, Inc.	2,685
		4,413

Multiline Retail — 0.8%
9	J.C. Penney Co., Inc.	428
25	Kohl's Corp. (a)	1,159
33	Macy's, Inc.	912
44	Target Corp.	2,441
		4,940

Oil, Gas & Consumable Fuels — 10.0%
27	Anadarko Petroleum Corp.	1,582
33	Apache Corp.	3,125
103	Chevron Corp.	8,730
148	ConocoPhillips	11,866
33	Devon Energy Corp.	2,816
36	EOG Resources, Inc.	3,115
296	Exxon Mobil Corp.	25,546
102	Marathon Oil Corp.	4,788
14	Occidental Petroleum Corp.	957
7	Sunoco, Inc.	404
21	XTO Energy, Inc.	1,069
		63,998

Paper & Forest Products — 0.3%
135	Domtar Corp. (Canada) (a)	1,088
14	Weyerhaeuser Co.	958
		2,046

Pharmaceuticals — 6.6%
188	Abbott Laboratories	10,576
53	Johnson & Johnson	3,332
225	Merck & Co., Inc.	10,427
352	Pfizer, Inc.	8,222
298	Schering-Plough Corp.	5,835
10	Sepracor, Inc. (a)	273
96	Wyeth	3,832
		42,497

Real Estate Investment Trusts (REITs) — 1.2%
10	AMB Property Corp.	496
16	Apartment Investment & Management Co.	626
35	Duke Realty Corp. REIT	827
32	Hospitality Properties Trust	1,072
77	Host Hotels & Resorts, Inc.	1,292
21	Liberty Property Trust	681
36	ProLogis	2,158
4	Simon Property Group, Inc.	340
		7,492

Road & Rail — 2.0%
16	Burlington Northern Santa Fe Corp.	1,367
75	CSX Corp.	3,637
143	Norfolk Southern Corp.	7,759
		12,763

Semiconductors & Semiconductor Equipment — 1.7%
84	Altera Corp.	1,420
83	Broadcom Corp., Class A (a)	1,841

25	Intel Corp.	530
16	KLA-Tencor Corp.	648
68	Linear Technology Corp.	1,879
32	Texas Instruments, Inc.	987
170	Xilinx, Inc.	3,716
		11,021

Software — 3.7%
3	Adobe Systems, Inc. (a)	108
555	Microsoft Corp.	18,108
248	Oracle Corp. (a)	5,093
5	Vmware, Inc., Class A (a)	266
		23,575

Specialty Retail — 1.9%
26	Abercrombie & Fitch Co., Class A	2,039
13	AutoZone, Inc. (a)	1,620
5	Bed Bath & Beyond, Inc. (a)	161
25	Best Buy Co., Inc.	1,220
88	Home Depot, Inc.	2,697
25	Lowe's Cos., Inc.	665
161	Staples, Inc.	3,860
		12,262

Textiles, Apparel & Luxury Goods — 1.4%
76	Coach, Inc. (a)	2,437
82	Nike, Inc., Class B	5,047
15	V.F. Corp.	1,192
		8,676

Thrifts & Mortgage Finance — 0.1%
24	Countrywide Financial Corp.	164
10	Fannie Mae	339
		503

Tobacco — 2.0%
172	Altria Group, Inc.	13,049

Wireless Telecommunication Services — 0.2%
16	Crown Castle International Corp. (a)	561
80	Sprint Nextel Corp.	838
		1,399
	Total Long-Term Investments
	(Cost $545,988)	639,391

Short-Term Investment — 1.9%

Investment Company — 1.9%
12,003	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	12,003
(Cost $12,003)

Total Investments — 101.4%
(Cost $557,991)	651,394

Liabilities in Excess of Other Assets — (1.4)%	(8,857)

NET ASSETS — 100.0%	$642,537

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m) All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,171
Aggregate gross unrealized depreciation	(19,768)
Net unrealized appreciation/depreciation	$93,403

Federal income tax cost of investments	$557,991

JPMorgan Tax Aware Diversified Equity Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.7%

Common Stocks — 99.7%

Aerospace & Defense — 4.4%
5	Lockheed Martin Corp.	529
16	Northrop Grumman Corp.	1,254
12	Raytheon Co.	782
34	United Technologies Corp.	2,510
		5,075

Auto Components — 1.2%
40	Johnson Controls, Inc.	1,418

Beverages — 0.5%
9	PepsiCo, Inc.	614

Biotechnology — 1.7%
10	Amgen, Inc. (a)	483
9	Celgene Corp. (a)	494
22	Gilead Sciences, Inc. (a)	1,007
		1,984

Building Products — 0.2%
11	Masco Corp.	243

Capital Markets — 4.5%
9	Bank of New York Mellon Corp. (The)	438
10	Goldman Sachs Group, Inc. (The)	1,995
2	Lehman Brothers Holdings, Inc.	103
19	Morgan Stanley	919
18	State Street Corp.	1,486
12	TD AMERITRADE Holding Corp. (a)	227
		5,168

Chemicals — 2.3%
7	Air Products & Chemicals, Inc.	670
7	Dow Chemical Co. (The)	263
5	PPG Industries, Inc.	311
9	Praxair, Inc.	744
13	Rohm & Haas Co.	699
		2,687

Commercial Banks — 3.7%
7	BB&T Corp.	236
22	Huntington Bancshares, Inc.	293
4	KeyCorp	99
5	Regions Financial Corp.	121
3	SunTrust Banks, Inc.	228
4	TCF Financial Corp.	79
38	U.S. Bancorp	1,300
12	Wachovia Corp.	481
32	Wells Fargo & Co.	1,098
5	Zions Bancorp	290
		4,225

Communications Equipment — 4.4%

100	Cisco Systems, Inc. (a)	2,447
43	Corning, Inc.	1,033
5	Juniper Networks, Inc. (a)	137
35	QUALCOMM, Inc.	1,489
		5,106

Computers & Peripherals — 4.5%
8	Apple, Inc. (a)	1,123
31	Hewlett-Packard Co.	1,348
21	International Business Machines Corp.	2,211
6	NCR Corp. (a)	137
6	SanDisk Corp. (a)	145
2	Sun Microsystems, Inc. (a)	40
7	Teradata Corp. (a)	172
		5,176

Consumer Finance — 0.9%
4	American Express Co.	207
14	Capital One Financial Corp.	778
		985

Diversified Financial Services — 3.6%
54	Bank of America Corp.	2,381
14	CIT Group, Inc.	383
49	Citigroup, Inc.	1,369
		4,133

Diversified Telecommunication Services — 3.4%
73	AT&T, Inc.	2,794
2	Embarq Corp.	68
28	Verizon Communications, Inc.	1,103
		3,965

Electric Utilities — 2.3%
12	American Electric Power Co., Inc.	527
21	Edison International	1,090
6	FirstEnergy Corp.	442
4	FPL Group, Inc.	246
5	Pinnacle West Capital Corp.	188
8	Sierra Pacific Resources	117
		2,610

Electronic Equipment & Instruments — 0.6%
20	Tyco Electronics Ltd. (Bermuda)	668

Energy Equipment & Services — 1.4%
9	Baker Hughes, Inc.	574
8	Cameron International Corp. (a)	310
10	Schlumberger Ltd.	740
		1,624

Food & Staples Retailing — 1.6%
35	Wal-Mart Stores, Inc.	1,792

Food Products — 1.3%
1	Archer-Daniels-Midland Co.	43
5	General Mills, Inc.	246
40	Kraft Foods, Inc., Class A	1,185
		1,474

Health Care Equipment & Supplies — 1.2%
11	Baxter International, Inc.	677
16	Covidien Ltd.	717
		1,394

Health Care Providers & Services — 3.3%
25	Aetna, Inc.	1,310
22	Cigna Corp.	1,064
3	McKesson Corp.	182
15	WellPoint, Inc. (a)	1,197
		3,753

Hotels, Restaurants & Leisure — 1.8%
6	Carnival Corp.	270
18	McDonald's Corp.	953
10	Starwood Hotels & Resorts Worldwide, Inc.	452
1	Wyndham Worldwide Corp.	33
12	Yum! Brands, Inc.	411
		2,119

Household Durables — 0.2%
4	Centex Corp.	108
5	Toll Brothers, Inc. (a)	112
		220

Household Products — 3.1%
55	Procter & Gamble Co.	3,594

Industrial Conglomerates — 3.0%
80	General Electric Co.	2,815
17	Tyco International Ltd. (Bermuda)	672
		3,487

Insurance — 4.1%
2	Allstate Corp. (The)	101
12	American International Group, Inc.	664
3	Assurant, Inc.	180
10	Genworth Financial, Inc., Class A	246
17	Hartford Financial Services Group, Inc.	1,389
11	MetLife, Inc.	642
4	Protective Life Corp.	164
5	RenaissanceRe Holdings Ltd. (Bermuda)	285
14	Travelers Cos., Inc. (The)	695
5	Unum Group	111
5	XL Capital Ltd., Class A (Bermuda)	211
		4,688

Internet Software & Services — 2.3%
25	eBay, Inc. (a)	670
3	Google, Inc., Class A (a)	1,778
8	Yahoo!, Inc. (a)	153
		2,601

Machinery — 1.9%
5	Caterpillar, Inc.	363
5	Danaher Corp.	352
1	Deere & Co.	114
12	Eaton Corp.	960

7	Illinois Tool Works, Inc.	349
2,138

Media — 2.3%
4	CBS Corp., Class B	100
5	DIRECTV Group, Inc. (The) (a)	117
69	News Corp., Class A	1,302
4	Time Warner, Inc.	63
2	Viacom, Inc., Class B (a)	58
36	Walt Disney Co. (The)	1,066
		2,706

Metals & Mining — 1.1%
4	Alcoa, Inc.	126
11	United States Steel Corp.	1,164
		1,290

Multi-Utilities — 1.5%
20	CMS Energy Corp.	319
2	Dominion Resources, Inc.	92
18	PG&E Corp.	722
30	Xcel Energy, Inc.	630
		1,763

Multiline Retail — 0.6%
5	Macy's, Inc.	142
10	Target Corp.	562
		704

Oil, Gas & Consumable Fuels — 10.7%
11	Anadarko Petroleum Corp.	666
24	Chevron Corp.	2,003
23	ConocoPhillips	1,872
18	Devon Energy Corp.	1,507
73	Exxon Mobil Corp.	6,333
		12,381

Paper & Forest Products — 0.1%
17	Domtar Corp. (Canada) (a)	140

Pharmaceuticals — 6.5%
23	Abbott Laboratories	1,300
10	Johnson & Johnson	607
41	Merck & Co., Inc.	1,907
72	Pfizer, Inc.	1,691
54	Schering-Plough Corp.	1,059
10	Sepracor, Inc. (a)	280
16	Wyeth	633
		7,477

Real Estate Investment Trusts (REITs) — 0.8%
3	Apartment Investment & Management Co.	107
3	Hospitality Properties Trust	102
18	Host Hotels & Resorts, Inc.	295
8	ProLogis	469
		973

Real Estate Management & Development — 0.0% (g)
2	Forestar Real Estate Group, Inc. (a)	51

Road & Rail — 2.1%
4	Burlington Northern Santa Fe Corp.	329
14	CSX Corp.	693
26	Norfolk Southern Corp.	1,398
		2,420

Semiconductors & Semiconductor Equipment — 1.8%
18	Altera Corp.	309
14	Broadcom Corp., Class A (a)	301
26	Intel Corp.	554
3	Intersil Corp., Class A	76
6	Linear Technology Corp.	158
32	Xilinx, Inc.	693
		2,091

Software — 3.6%
89	Microsoft Corp.	2,908
64	Oracle Corp. (a)	1,305
		4,213

Specialty Retail — 0.6%
6	Abercrombie & Fitch Co., Class A	462
3	Bed Bath & Beyond, Inc. (a)	104
5	Home Depot, Inc.	144
		710

Textiles, Apparel & Luxury Goods — 1.4%
6	Coach, Inc. (a)	202
22	Nike, Inc., Class B	1,359
		1,561

Thrifts & Mortgage Finance — 0.2%
10	Countrywide Financial Corp.	69
10	Washington Mutual, Inc.	199
		268

Tobacco — 2.8%
43	Altria Group, Inc.	3,245

Wireless Telecommunication Services — 0.2%
24	Sprint Nextel Corp.	252
	Total Long-Term Investments
	(Cost $64,139)	115,186

Short-Term Investment — 0.3%

Investment Company — 0.3%
390	JPMorgan Prime Money Market Fund,
	Institutional Class (b)
	(Cost $390)	390

Total Investments — 100.0%
(Cost $64,529)	115,576

Liabilities in Excess of Other Assets — (0.0)% (g)	(15)

NET ASSETS — 100.0%	$115,561

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	51,706
Aggregate gross unrealized depreciation	(659)
Net unrealized appreciation/depreciation	$51,047

Federal income tax cost of investments	$64,529

JPMorgan Tax Aware Enhanced Income Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 44.9%

Collateralized Mortgage Obligations — 3.2%

Agency CMO — 2.2%
1,751	Federal National Mortgage Association REMICS,
	Series 2002-36, Class FS, FRN, 3.88%, 02/25/08	1,763
290	Government National Mortgage Association,
	Series 2000-38, Class F, FRN, 4.36%, 02/20/08	289
		2,052

Non-Agency CMO — 1.0%
1,048	Indymac Index Mortgage Loan Trust,
	Series 2004-AR7, Class A1, FRN, 3.82%, 02/25/08	977
	Total Collateralized Mortgage Obligations
	(Cost $3,089)	3,029

Corporate Bonds — 1.5%

Diversified Financial Services — 1.5%
1,300	Sigma Finance Corp. (Cayman Islands),
	FRN, 5.51%, 03/17/08 (e) (f) (i) (s)	988
500	ZFS Finance USA Trust III,
	FRN, 6.14%, 03/15/08 (e) (i)	481
	Total Corporate Bonds	1,469
	(Cost $1,810)

Municipal Bonds — 40.2%

Florida — 4.6%
1,780	Florida Housing Finance Corp., Heritage Villas,
	Series F, Rev., 4.00%, 10/01/10	1,813
1,000	Highlands County Health Facilities Authority, Adventist Health Hospital,
	Series I, Rev., VAR, 5.00%, 11/16/09	1,038
1,500	Miami-Dade County School Board,
	Rev., FGIC, 5.00%, 08/01/08	1,520
		4,371

Illinois — 1.1%
1,000	Illinois Educational Facilities Authority, University of Chicago,
	Series B, Rev., VAR, 4.05%, 07/01/09	1,024

Kansas — 1.9%
1,700	Sedgwick County Unified School District No. 259,
	GO, MBIA, 5.50%, 09/01/10	1,818

Louisiana — 1.0%
900	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
	Series B, Rev., 5.00%, 05/15/09	919

Michigan — 1.0%
1,000	Detroit Sewer, Second Lien,
	Series E, Rev., VAR, FGIC, LIQ: Depfa Bank PLC, 3.74%, 07/10/08	1,003

Missouri — 1.6%
1,500	Missouri Public Utilities Commission,
	Rev., 4.75%, 09/01/08	1,522

Nevada — 3.7%
3,550	Clark County, Airport Systems, Junior Sublien Notes,

Series B-1, Rev., AMT, 5.00%, 07/01/08	3,590

Oklahoma — 1.1%
1,020	Norman Regional Hospital Authority,
	Rev., RADIAN, 4.50%, 09/01/08	1,028

Pennsylvania — 6.3%
1,125	Exeter Township,
	GO, AMBAC, 5.00%, 07/15/10	1,194
1,125	Pennsylvania Higher Educational Facilties Authority, LaSalle University,
	Series A, Rev., 5.00%, 05/01/10	1,161
1,500	Pennsylvania Turnpike Commission,
	Series A, Rev., BAN, AMBAC, 4.00%, 10/15/08	1,519
2,000	University of Pittsburgh, Pittsburgh Panthers,
	Rev., 5.00%, 08/01/10	2,114
		5,988

Puerto Rico — 1.4%
1,250	Children's Trust Fund,
	Rev., 5.75%, 07/01/10 (p)	1,313

South Carolina — 2.4%
2,145	County of Charleston, Public Improvement,
	GO, 5.25%, 11/01/09	2,263

Texas — 14.1%
1,615	Coppell Independent School District, School Building,
	GO, MBIA, 4.50%, 08/15/10	1,699
1,200	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
	Series A, Rev., XLCA, 5.00%, 11/01/08	1,220
1,000	SA Energy Acquisition Public Facility Corp., Gas Supply,
	Rev., 5.00%, 08/01/10	1,042
210	San Leanna Educational Facilities Corp., Saint Edwards University Project,
	Rev., 4.25%, 06/01/10	213
2,675	State of Texas,
	GO, TRAN, 4.50%, 08/28/08	2,712
1,500	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien,
	Series B, Rev., FRN, 3.67%, 02/04/08	1,431
2,350	Texas State Turnpike Authority,
	Rev., BAN, 5.00%, 06/01/08	2,374
2,595	Weslaco Independent School District, School Building,
	GO, PSF-GTD, 5.75%, 02/15/10 (p)	2,771
		13,462
	Total Municipal Bonds
	(Cost $37,795)	38,301
	Total Long-Term Investments
	(Cost $42,694)	42,799

Short-Term Investment — 54.7%

Municipal Bonds — 35.5%

Alabama — 2.6%
2,500	University of Alabama, Birmingham,
	Series B, Rev., VRDO, 2.05%, 02/04/08	2,500

Connecticut — 2.0%
1,900	Connecticut State Health & Educational Facility Authority, Saviors-Wesleyan University,
	Series E, Rev., ARS, 4.10%, 02/06/08	1,897

District of Columbia — 3.2%
3,000	Catholic University of America,
	Rev., VRDO, 4.75%, 02/04/08	3,000

Florida — 2.6%
2,500	Highlands County Health Facilities Authority, Adventist Health Hospital System,
	Series D, Rev., ARS, MBIA, 4.20%, 02/07/08	2,496

Indiana — 2.1%
2,000	Indiana Health Facility Financing Authority, Columbus Regional Hospital Project,
	Rev., ARS, FSA, 3.90%, 02/13/08 (i)	1,997

Kansas — 2.6%
2,500	City of Burlington, Pollution Control,
	Series K-1, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 3.90%, 02/06/08	2,500

Kentucky — 4.3%
4,100	Kenton County Airport Board, Airis Cincinnati LLC,
	Series A, Rev., VRDO, 2.50%, 02/07/08	4,100

Michigan — 2.1%
2,000	Jackson County Hospital Finance Authority, W.A. Foote Memorial Hospital,
	Series A, Rev., ARS, 4.00%, 02/27/08 (i)	1,997

Minnesota — 3.2%
3,000	City of Rochester, Mayo Foundation,
	Series B, Rev., ARS, 4.40%, 02/06/08 (i)	2,995

Missouri — 2.6%
2,500	Missouri State Health & Educational Facilities Authority, Ascension Health,
	Series C-1, Rev., ARS, 4.19%, 02/20/08 (i)	2,496

New Jersey — 2.1%
2,005	New Jersey EDA, School Facilities Construction,
	Series M-4, Rev., ARS, AMBAC, 4.00%, 02/28/08 (i)	2,005

New York — 2.1%
2,000	Metropolitan Transportation Authority,
	Series 1480, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.31%, 02/07/08	2,000
1	New York State Environmental Facilities Corp,
	Series 731, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 2.18%, 02/07/08	1
		2,001

Tennessee — 0.8%
805	Sevier County Public Building Authority, Local Government Public Improvement,
	Series F-III, Rev., VRDO, AMBAC, LIQ: Landesbank-Hessen Theringen, 4.88%, 02/07/08	805

Texas — 3.2%
1,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project,
	Rev., VRDO, LOC: U.S. Bank N.A., 2.25%, 02/01/08	1,000
2,000	State of Texas, Veterans Housing,
	Series A-2, GO, VRDO, LIQ: Texas Comptroller Public Accounts, 2.21%, 02/06/08	2,000
		3,000
	Total Municipal Bonds
	(Cost $33,810)	33,789

Investment Company — 19.2%
18,233	JPMorgan Tax Free Money Market Fund,
	Institutional Class (b)
	(Cost $18,233)	18,233
	Total Short-Term Investments
	(Cost $52,043)	52,022

Total Investments — 99.6%
(Cost $94,737)	94,821

Other Assets in Excess of Liabilities — 0.4%	408

NET ASSETS — 100.0%	$95,229

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):
	Market Value	Percentage
	$988	1.0%

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(p)	Security is prerefunded or escrowed to maturity.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of underlying assets or the market's assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
ARS	Auction Rate Security. The interest rate shown is the rate in effect as of January 31, 2008.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Assurance Co.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of January 31, 2008.
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance
REMICS	Real Estate Mortgage Investment Conduits
Rev.	Revenue Bond
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of January 31, 2008.
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of January 31, 2008.
XLCA	XL Capital Assurance

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$587
Aggregate gross unrealized depreciation	(503)
Net unrealized appreciation/depreciation	$84

Federal income tax cost of investments	$94,737

JPMorgan Tax Aware Large Cap Growth Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value($)

Long-Term Investments — 98.7%

Common Stocks — 98.7%

Aerospace & Defense — 7.3%
3	Boeing Co.	272
8	General Dynamics Corp.	676
7	Lockheed Martin Corp.	800
3	Precision Castparts Corp.	319
		2,067

Biotechnology — 2.6%
17	Gilead Sciences, Inc. (a)	755

Capital Markets — 3.6%
3	Goldman Sachs Group, Inc. (The)	670
9	Lazard Ltd., Class A (Bermuda)	342
		1,012

Chemicals — 9.0%
11	Monsanto Co.	1,271
5	Potash Corp. of Saskatchewan, Inc. (Canada)	724
7	Praxair, Inc.	572
		2,567

Communications Equipment — 4.1%
17	Cisco Systems, Inc. (a)	426
5	Nokia OYJ ADR (Finland)	171
6	Research In Motion Ltd. (a) (Canada)	568
		1,165

Computers & Peripherals — 8.4%
8	Apple, Inc. (a)	1,064
23	Hewlett-Packard Co.	1,010
3	International Business Machines Corp.	307
		2,381

Construction & Engineering — 2.3%
5	Jacobs Engineering Group, Inc. (a)	399
4	Shaw Group, Inc. (The) (a)	245
		644

Diversified Financial Services — 3.5%
1	CME Group, Inc.	748
2	IntercontinentalExchange, Inc. (a)	251
		999

Electrical Equipment — 1.9%
1	First Solar, Inc. (a)	164
6	Roper Industries, Inc.	363
		527

Energy Equipment & Services — 5.3%
7	National Oilwell Varco, Inc. (a)	407
8	Schlumberger Ltd.	619
3	Smith International, Inc.	181
2	Transocean, Inc. (a)	304
		1,511

Food & Staples Retailing — 1.3%
9	CVS/Caremark Corp.	362

Health Care Equipment & Supplies — 1.6%
6	Baxter International, Inc.	340
	Intuitive Surgical, Inc. (a)	121
		461

Health Care Providers & Services — 2.3%
10	Express Scripts, Inc. (a)	666

Hotels, Restaurants & Leisure — 3.7%
2	Las Vegas Sands Corp. (a)	158
12	McDonald's Corp.	637
3	MGM Mirage (a)	253
		1,048

Insurance — 0.9%
1	Markel Corp. (a)	259

Internet & Catalog Retail — 1.2%
5	Amazon.com, Inc. (a)	354

Internet Software & Services — 5.4%
1	Baidu.com ADR (China) (a)	184
2	Google, Inc., Class A (a)	1,350
		1,534

IT Services — 3.8%
5	MasterCard, Inc., Class A	1,086

Life Sciences Tools & Services — 1.7%
10	Thermo Fisher Scientific, Inc. (a)	495

Machinery — 1.7%
5	Deere & Co.	467

Media — 1.2%
15	DIRECTV Group, Inc. (The) (a)	334

Metals & Mining — 1.1%
10	Cia Vale do Rio Doce ADR (Brazil)	313

Oil, Gas & Consumable Fuels — 3.5%
2	Hess Corp.	185
2	Petroleo Brasileiro S.A. ADR (Brazil)	173
6	Valero Energy Corp.	344
6	XTO Energy, Inc.	286
		988

Pharmaceuticals — 5.0%
8	Abbott Laboratories	445
2	Allergan, Inc.	145
5	Merck & Co., Inc.	241
8	Schering-Plough Corp.	164
4	Shire plc ADR (United Kingdom)	205
5	Teva Pharmaceutical Industries Ltd. ADR (Israel)	230
		1,430

Road & Rail — 0.9%
3	Burlington Northern Santa Fe Corp.	263

Semiconductors & Semiconductor Equipment — 3.6%
9	MEMC Electronic Materials, Inc. (a)	616
16	NVIDIA Corp. (a)	395

1,011

Software — 2.9%
6	Microsoft Corp.	197
3	NAVTEQ Corp. (a)	217
20	Oracle Corp. (a)	416
		830

Specialty Retail — 2.4%
8	GameStop Corp., Class A (a)	405
2	Tiffany & Co.	88
6	TJX Cos., Inc.	174
		667

Tobacco — 3.2%
12	Altria Group, Inc.	893

Wireless Telecommunication Services — 3.3%
7	America Movil S.A.B. de C.V., Series L ADR (Mexico)	424
3	Mobile Telesystems OJSC ADR (Russia)	240
8	Vimpel-Communications ADR (Russia)	265
		929
	Total Long-Term Investments
	(Cost $20,022)	28,018

Short-Term Investment — 0.8%

Investment Company — 0.8%
223	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $223)	223

Total Investments — 99.5%
(Cost $20,245)	28,241

Other Assets In Excess of Liabilities — 0.5%	130

NET ASSETS — 100.0%	$28,371

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P.Morgan Investment Management Inc.
ADR	American Depositary Receipt

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,905
Aggregate gross unrealized depreciation	(909)
Net unrealized appreciation/depreciation	$7,996
Federal income tax cost of investments	$20,245

JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 92.0%

Municipal Bonds — 92.0%

Arizona — 4.6%
2,500	Arizona Health Facilities Authority, Phoenix Children Hospital,
	Series A, Rev., FRN, 3.20%, 02/07/08	2,350
1,485	Arizona Power Authority, Crossover Special Obligation,
	Series A, Rev., 5.25%, 10/01/12	1,649
	Arizona School Facilities Board, State School Trust,
10,835	Series A, Rev., AMBAC, 5.75%, 07/01/14 (p)	12,617
1,205	Series A, Rev., AMBAC, 5.75%, 07/01/14 (p)	1,403
5,475	Arizona State Transportation Board,
	Series A, GAN, Rev., 5.00%, 07/01/14	6,120
175	Arizona State University,
	Rev., AMBAC, 5.00%, 07/01/15	187
8,130	Maricopa County Unified School District No. 69-Paradise Valley,
	GO, FGIC, 5.20%, 07/01/16	9,270
1,845	Scottsdale Municipal Property Corp.,
	Rev., 5.00%, 07/01/17	2,100
3,500	Surprise Municipal Property Corp.,
	Rev., 4.70%, 04/01/14	3,454
		39,150

Arkansas — 0.9%
7,150	City of Fayetteville, Sales & Use Tax,
	Series A, Rev., FSA, 4.75%, 11/01/16	7,788

California — 15.9%
4,055	Bay Area Toll Authority, San Francisco Bay Area,
	Series F, Rev., 5.00%, 04/01/10	4,290
2,805	Burbank California Public Financing Authority, Golden State Redevelopment Project, Tax Allocation,
	Series A, FGIC, 5.00%, 12/01/17	3,084
200	California Infrastructure & Economic Development Bank, Revolving Fund,
	Rev., 5.00%, 10/01/14	209
	California State Department of Water & Power Resources,
5,000	Series A, Rev., 5.75%, 05/01/12 (p)	5,685
850	Series A, Rev., MBIA, 5.25%, 05/01/12	935
8,025	California State Department of Water Resources, Water Systems, Unrefunded Balance,
	Series J-2, Rev., 7.00%, 12/01/11	9,338
	California State Public Works Board, University Research Project,
1,000	Series E, Rev., 5.25%, 10/01/16	1,127
2,025	Series E, Rev., 5.25%, 10/01/16	2,265
3,445	Center Unified School District, Election of 1991,
	Series D, GO, MBIA, Zero Coupon, 08/01/17	1,317
100	City of Long Beach, Harbor,
	Series A, Rev., FGIC, 5.00%, 05/15/11	106
	City of Vallejo, Water Revenue,
1,690	Rev., Rev., MBIA, 5.00%, 05/01/16	1,862
1,370	Rev., Rev., MBIA, 5.00%, 05/01/16	1,476
750	El Camino Community College District, Election of 2002,

	Series B, GO, FGIC, 4.25%, 08/01/12	799
	Evergreen Elementary School District,
3,000	Series A, GO, FSA, 6.00%, 08/01/13	3,487
1,290	Series A, GO, FSA, 6.00%, 08/01/16	1,555
5,000	Golden State Tobacco Securitization Corp.,
	Series 2003 A-1, Rev., 6.75%, 06/01/13 (p)	5,921
	Golden State Tobacco Securitization Corp., Asset Backed,
3,765	Series A-1, Rev., 4.50%, 06/01/17	3,446
2,000	Series A-2, Rev., 7.90%, 06/01/13 (p)	2,483
1,350	Series A-4, Rev., 7.80%, 06/01/13 (p)	1,670
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University,
	Rev., AMBAC, 5.50%, 08/01/20	2,876
5,000	Long Beach Bond Finance Authority, Natural Gas,
	Series A, Rev., 5.25%, 11/15/21	5,140
250	Los Altos School District,
	GO, AMBAC, 5.00%, 08/01/16	270
	Los Angeles Department of Airports, Ontario International,
2,790	Series A, Rev., AMT, MBIA, 4.50%, 05/15/10	2,894
2,945	Series A, Rev., AMT, MBIA, 4.50%, 05/15/11	3,084
3,080	Series A, Rev., AMT, MBIA, 4.50%, 05/15/12	3,236
	Los Angeles Unified School District,
1,000	Series A-1, GO, FSA, 5.00%, 07/01/17	1,114
2,750	Series B, GO, FGIC, 4.75%, 07/01/16	2,896
5,000	Menlo Park Community Development Agency, Community Development Agency, Las Pulgas Community Development Project, Tax Allocation,
	AMBAC, 5.50%, 06/01/10 (p)	5,460
4,810	Oakland Redevelopment Agency, Coliseum Project, Tax Allocation,
	Series B, AMBAC, 5.00%, 09/01/16	4,870
1,735	San Diego Unified School District, Election of 1998,
	Series F-1, GO, FSA, 5.25%, 07/01/28	1,973
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project,
	Series A, Rev., MBIA, 5.00%, 09/01/17	1,064
	Santa Monica Community College District, Election of 2007,
2,500	Series C, GO, FGIC, Zero Coupon, 08/01/11	2,256
1,500	Series C, GO, FGIC, Zero Coupon, 08/01/12	1,299
2,700	Saugus Union School District,
	GO, FGIC, 5.25%, 08/01/20	3,053
3,110	Simi Valley School Financing Authority,
	Rev., FSA, 5.00%, 08/01/17	3,451
	State of California,
3,775	GO, 5.00%, 02/01/14 (p)	4,232
7,500	GO, 5.00%, 02/01/17	7,691
18,945	GO, 5.13%, 02/01/14 (p)	21,368
6,045	University of California Regents Medical Center,
	Series A, Rev., MBIA, 4.75%, 05/15/15	6,310
		135,592

Colorado — 1.1%
1,100	Colorado Department of Transportation,
	Rev., RAN, AMBAC, 6.00%, 06/15/10 (p)	1,198
1,000	Denver City & County, Airport Systems,
	Series B, Rev., AMT, FGIC, 5.00%, 11/15/14	1,079

5,000	Regional Transportation District, Fastracks Project,
	Series A, Rev., AMBAC, 5.00%, 11/01/16 (p)	5,699
1,000	Superior Metropolitan District No. 1,
	Rev., AMBAC, 5.00%, 12/01/15	1,082
		9,058

Connecticut — 1.2%
	South Central Regional Water Authority, Water System Revenue,
3,000	GO, 5.00%, 03/15/14	3,349
350	Series A, Rev., MBIA, 5.25%, 08/01/19	399
1,390	Series A, Rev., MBIA, 5.25%, 08/01/20	1,579
4,000	State of Connecticut,
	Series B, GO, AMBAC, 5.25%, 06/01/19	4,566
		9,893

Delaware — 0.4%
1,675	Delaware Transportation Authority, Motor Fuel Tax Revenue, Unrefunded Balance,
	Series B, Rev., AMBAC, 5.00%, 07/01/12	1,823
1,000	State of Delaware,
	Series C, GO, 5.00%, 03/01/21	1,134
		2,957

Florida — 6.3%
5,000	City of Gainesville, Utilities System,
	Series A, Rev., FSA, 5.00%, 10/01/15 (p)	5,664
7,060	Florida State Board of Education,
	Series B, Rev., FGIC, 5.25%, 07/01/11	7,538
3,140	Florida State Department of Environmental Protection, Florida Forever,
	Series A, Rev., MBIA, 5.38%, 07/01/12	3,458
3,405	Florida State Department of General Services, Facilities Pool,
	Series A, Rev., AMBAC, 5.00%, 09/01/14	3,775
10,000	Lee County, Airport,
	Series B, Rev., FSA, 5.75%, 10/01/10 (p)	10,959
110	Lee County, Capital Improvement & Transition,
	Rev., AMBAC, 5.00%, 10/01/13	118
2,000	Lee County, Transportation Facilities,
	Series A, Rev., AMBAC, 5.25%, 10/01/10	2,142
	Miami-Dade County, Entitlement,
5,000	Rev., FGIC, 5.00%, 08/01/10	5,288
5,000	Rev., XLCA, 5.00%, 10/01/17	5,243
2,560	Miami-Dade County, Health Facilities Authority, Miami Children's Hospital,
	Series A, Rev., AMBAC, 5.63%, 08/15/11 (p)	2,845
2,500	Miami-Dade County, School Board,
	Series A, COP, FGIC, 5.00%, 05/01/17	2,680
3,955	Palm Beach County, School Board,
	Series D, COP, FSA, 5.25%, 08/01/12	4,334
135	State of Florida, Department of Transit, Right of Way,
	Series A, GO, 5.00%, 07/01/14	151
		54,195

Georgia — 5.1%
450	Athens-Clarke County, School District,
	Rev., 5.38%, 03/06/08	460
500	De Kalb County, School District,

	Series A, GO, 6.25%, 07/01/10 (p)	546
1,025	Fulton County School District,
	GO, 6.38%, 05/01/12	1,179
	Gwinnett County School District,
2,500	GO, 5.00%, 02/01/11	2,692
7,500	GO, 5.00%, 02/01/13	8,297
	State of Georgia,
5,030	Series A, GO, 5.00%, 09/01/12	5,549
10,585	Series B, GO, 5.00%, 04/01/09	10,957
1,000	Series B, GO, 5.75%, 08/01/17	1,202
2,000	Series C, GO, 6.00%, 07/01/10	2,176
	State of Georgia Road & Tollway Authority, Federal Highway Grant,
2,000	Rev., GAN, MBIA, 5.00%, 06/01/16	2,206
7,375	Rev., GAN, MBIA, 5.00%, 06/01/16	8,218
		43,482

Hawaii — 0.7%
5,515	State of Hawaii,
	Series CY, GO, FSA, 5.75%, 02/01/14	6,350

Idaho — 1.3%
6,885	Idaho State Building Authority, Capitol Project,
	Rev., FGIC, 5.00%, 09/01/14	7,551
3,000	University of Idaho,
	Series A, Rev., FSA, 4.38%, 04/01/11	3,128
		10,679

Illinois — 1.3%
3,200	Chicago Housing Authority,
	Rev., 5.38%, 07/01/12 (p)	3,558
2,500	Chicago Transit Authority,
	Rev., AMBAC, 5.00%, 12/01/16	2,749
140	City of Chicago,
	Series A-1, GO, FSA, 5.00%, 01/01/13	154
3,000	City of Chicago, Sales Tax,
	Rev., FSA, 5.00%, 01/01/15	3,288
1,160	State of Illinois,
	Rev., 5.00%, 06/15/11	1,253
195	Will County School District No. 122,
	Series A, GO, FSA, 6.50%, 11/01/11 (p)	216
		11,218

Indiana — 1.3%
1,000	Hamilton Heights School Corp., First Mortgage,
	Rev., FSA, 5.00%, 01/15/13	1,098
160	Indiana Bond Bank, Special Program,
	Series D, Rev., FSA, 5.00%, 02/01/16	174
100	Indiana State Office Building Commission, Museum Facilities,
	Rev., MBIA, 5.00%, 07/01/09	104
5,205	Indianapolis Local Public Improvement Bond Bank,
	Series 2005-E, Rev., AMBAC, 5.00%, 01/01/15	5,728
3,570	Purdue University, Student Facilities Systems,
	Series A, Rev., 5.25%, 07/01/20	4,046
		11,150

Kansas — 1.9%
1,745	Kansas Development Finance Authority,
	Rev., 5.00%, 10/01/15	1,936
	Wyandotte County-Kansas City Unified Government,
8,930	Series 2004, Rev., AMBAC, 5.65%, 09/01/12	10,017
3,755	Series 2004, Rev., AMBAC, 5.65%, 09/01/14	4,345
		16,298

Kentucky — 0.0% (g)
165	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73,
	Rev., 5.25%, 11/01/09 (p)	174

Maryland — 5.2%
1,930	Maryland Health & Higher Educational Facilities Authority, Medical System,
	Rev., 6.75%, 07/01/10 (p)	2,147
2,665	Maryland National Capital Park & Planning Commission, Park Acquisition & Development,
	Series EE-2, GO, 5.00%, 01/15/14	2,976
1,000	Maryland State Economic Development Corp., College Park Project,
	Rev., 6.00%, 06/01/13 (p)	1,162
2,500	Montgomery County, Construction Public Improvement,
	Series A, GO, 5.00%, 05/01/09	2,594
	State of Maryland, State & Local Facilities Loan, Second Series,
10,000	Series A, GO, 5.00%, 08/01/10	10,668
8,080	Series A, GO, 5.00%, 08/01/11	8,789
6,700	Series A, GO, 5.00%, 08/01/13	7,394
8,000	Series A, GO, 5.00%, 08/01/15	9,054
		44,784

Massachusetts — 1.5%
	Commonwealth of Massachusetts, Consolidated Lien,
4,100	Series C, GO, FGIC, 5.50%, 11/01/13	4,655
5,000	Series E, GO, AMBAC, 5.00%, 11/01/16 (p)	5,700
2,000	Commonwealth of Massachusetts, Federal Highway,
	Series A, Rev., GAN, MBIA-IBC, 5.75%, 12/15/10	2,168
		12,523

Michigan — 2.7%
1,000	Brandon School District, School Building & Site,
	GO, FSA, Q-SBLF, 5.00%, 05/01/16	1,115
1,000	Chippewa Valley School District,
	GO, AMBAC, Q-SBLF, 4.80%, 05/01/08 (p)	1,007
	City of Detroit, Sewer Disposal, Senior Lien,
7,585	Series A, Rev., MBIA, 5.25%, 07/01/17	8,217
540	Series C, Rev., FGIC, 5.25%, 07/01/16	606
	City of Detroit, Water Supply System, Second Lien,
350	Series A, Rev., MBIA, 5.25%, 07/01/16	375
5,900	Series B, Rev., MBIA, 5.00%, 07/01/13	6,449
3,000	State of Michigan,
	GO, 5.50%, 12/01/13	3,420
185	State of Michigan, Clean Michigan Initiative Program,
	GO, 5.00%, 11/01/09	194
1,500	State of Michigan, Trunk Line Fund,

Series B, Rev., FSA, 5.00%, 09/01/15	1,671
23,054

Minnesota — 2.2%
2,915	City of Minneapolis, Convention Center,
	Series B, GO, 5.00%, 04/01/12	3,191
8,650	Minnesota Public Facilities Authority,
	Series B, Rev., 5.00%, 03/01/13	9,569
5,000	State of Minnesota,
	GO, 5.00%, 08/01/16	5,676
		18,436

Missouri — 2.3%
2,500	Missouri State Highways & Transit Commission,
	Series A, Rev., 5.00%, 02/01/12	2,715
	Missouri State Highways & Transit Commission, First Lien,
3,000	Rev., 5.00%, 05/01/13	3,332
7,000	Rev., 5.00%, 05/01/16	7,850
5,000	Missouri State Highways & Transit Commission, Senior Lien,
	Rev., 5.00%, 02/01/16	5,648
		19,545

Nebraska — 1.4%
	Nebraska Public Power District,
250	Series B, Rev., FSA, 5.00%, 01/01/17	281
600	Series B, Rev., FSA, 5.00%, 01/01/17	672
2,500	Series C, Rev., FGIC, 5.00%, 01/01/16	2,719
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.00%, 07/15/16	3,978
3,715	Rev., AMBAC, 5.00%, 07/15/16	4,043
		11,693

Nevada — 0.1%
1,015	Clark County Hospital,
	GO, MBIA, 5.00%, 03/01/15	1,103

New Jersey — 3.4%
140	Essex County Improvement Authority, County Correctional Facilities Project,
	Rev., FGIC, 5.75%, 10/01/10 (p)	152
	Garden State Preservation Trust,
1,000	Series A, Rev., FSA, 5.25%, 11/01/13 (p)	1,134
6,000	Series A, Rev., FSA, 5.80%, 11/01/15	7,013
7,570	New Jersey Environmental Infrastructure Trust,
	Series A, Rev., 5.00%, 09/01/16	8,474
5,000	New Jersey Transportation Trust Fund Authority, Transportation System,
	Series C, Rev., FSA-CR, 5.50%, 06/15/13 (p)	5,694
3,000	State of New Jersey,
	Series N, GO, AMBAC, 5.50%, 07/15/14	3,433
3,305	Tobacco Settlement Financing Corp.,
	Series 1A, Rev., 4.50%, 06/01/17	3,069
		28,969

New Mexico — 0.9%
7,000	New Mexico Finance Authority, Senior Lien,
	Series A, Rev., MBIA, 5.25%, 06/15/14	7,747

New York — 6.0%

	Metropolitan Transportation Authority, Transportation Facilities,
6,000	Series A, Rev., AMBAC, 5.50%, 11/15/14	6,847
7,135	Series B, Rev., MBIA, 5.00%, 11/15/16	7,993
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution,
	Series BB, Rev., 5.00%, 06/15/16	2,796
400	New York City Transitional Finance Authority, Fiscal 2007,
	Series S-1, Rev., FGIC, 5.00%, 07/15/16	446
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., FSA, 5.00%, 02/15/14	3,977
2,220	Series D, Rev., FSA, 5.00%, 08/15/14	2,466
510	Series D, Rev., FSA, 5.00%, 02/15/17	564
	New York State Dormitory Authority, School Districts, Building Financing Program,
400	Series A, Rev., MBIA, 5.00%, 10/01/13	445
510	Series A, Rev., MBIA, 5.00%, 10/01/14	571
675	Series A, Rev., MBIA, 5.00%, 10/01/15	758
1,360	Series A, Rev., MBIA, 5.00%, 10/01/16	1,507
2,430	New York State Environmental Facilities Corp.,
	Series A, Rev., 5.25%, 12/15/18	2,841
2,250	New York State Environmental Facilities Corp., Municipal Water Financing Authority,
	Series A, Rev., 5.00%, 06/15/16	2,480
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds,
	Series C, 5.00%, 06/15/17	11,172
5,860	New York State Urban Development Corp., Personal Income Tax,
	Series A-1, Rev., 5.00%, 12/15/17	6,532
200	Sachem Central School District of Holbrook,
	GO, FGIC, 5.00%, 10/15/16	227
		51,622

North Carolina — 0.5%
2,750	Gatson County,
	GO, FSA, 4.25%, 04/01/16	2,799
1,020	Iredell County School Project,
	COP, AMBAC, 5.00%, 06/01/16	1,116
225	North Carolina Municipal Power Agency No.1 Catawba Electric,
	Rev., MBIA, 6.00%, 01/01/11	247
		4,162

Ohio — 5.6%
5,000	American Municipal Power - Ohio Inc., Prepayment,
	Series A, Rev., 5.00%, 02/01/10	5,171
18,715	Buckeye Tobacco Settlement Financing Authority, Asset Backed,
	Series A-2, Rev., 5.13%, 06/01/17	18,081
1,390	City of Cleveland,
	Series A, GO, AMBAC, 5.00%, 10/01/14	1,545
1,715	City of Cleveland, Parking Facilities,
	Rev., FSA, 5.25%, 09/15/18	1,974
7,780	City of Columbus, Limited Tax,
	Series 2, GO, 5.00%, 07/01/14	8,643
2,000	City of Columbus, Various Purpose,
	Series D, GO, 5.00%, 12/15/11	2,189
185	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National,
	Series D, Rev., 5.00%, 05/15/15	179

200	Franklin County Convention Facilities Authority, Tax & Lease Revenue Anticipated Bonds,
	Rev., AMBAC, 5.00%, 12/01/15	216
200	Greater Cleveland Regional Transit Authority, Capital Improvement,
	Series A, GO, MBIA, 5.63%, 12/01/11 (p)	223
225	Kettering City School District,
	GO, FSA, 5.00%, 12/01/14	241
3,000	State of Ohio, Common Schools, School Improvements,
	Series B, GO, 5.00%, 03/15/14	3,294
3,260	State of Ohio, Higher Education,
	Series II-A, Rev., MBIA-IBC, 5.50%, 12/01/10	3,544
2,700	State of Ohio, Higher Education, Denison University 2007 Project,
	Rev., 5.00%, 11/01/17	2,958
		48,258

Oregon — 1.0%
5,000	City of Portland, Sewer Systems,
	Series A, Rev., FGIC, 5.75%, 08/01/10 (p)	5,413
1,500	Clackamas County, School District No. 12,
	GO, FSA, 5.00%, 06/15/18	1,699
1,500	Deschutes County Administrative School, District No 1,
	GO, FSA, 5.00%, 06/15/11	1,624
		8,736

Pennsylvania — 6.0%
1,000	Allegheny Valley Joint School District,
	Series A, GO, MBIA, 5.00%, 11/01/14	1,083
5,000	Altoona City Authority,
	Rev., FSA, 5.25%, 11/01/18	5,762
2,165	Central Bucks School District,
	GO, FGIC, 5.00%, 05/15/15	2,403
7,135	Chester County,
	GO, 5.00%, 07/15/17	7,792
1,000	Commonwealth of Pennsylvania, First Series,
	GO, 5.00%, 10/01/13	1,115
9,265	County of Allegheny,
	Series C-57, GO, FGIC, 5.00%, 11/01/14	10,199
6,055	East Stroudsburg Area School District,
	GO, FSA, 5.00%, 09/01/17	6,595
900	Garnet Valley School District,
	GO, FSA, 5.00%, 04/01/17	994
1,315	Haverford Township School District,
	GO, FSA, 5.25%, 03/15/16	1,499
1,060	Marple Newtown School District,
	GO, FSA, 5.00%, 03/01/16	1,179
10,000	Pennsylvania Turnpike Commission,
	Series A, Rev., BAN, AMBAC, FRN, 4.00%, 10/15/08	10,126
3,000	Sayre Health Care Facilities Authority, Guthrie Health,
	Rev., FRN, 4.21%, 03/01/08	2,628
		51,375

South Carolina — 0.4%
200	Charleston County, Charleston Public Facilities Corp.,
	COP, MBIA, 5.00%, 06/01/12	216

	City of Columbia, Waterworks & Sewer System,
1,000	Rev., 5.70%, 02/01/10	1,068
1,960	Rev., 6.00%, 02/01/10 (p)	2,100
		3,384

Tennessee — 1.7%
2,325	City of Memphis, General Improvement,
	GO, MBIA, 5.25%, 10/01/18	2,659
2,070	City of Memphis, Sewer System,
	Rev., FSA, 5.00%, 05/01/17 (w)	2,339
5,000	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project,
	Series B, Rev., AMBAC, 5.50%, 11/01/12 (p)	5,630
1,000	Metropolitan Government Nashville & Davidson County,
	Series A, GO, MBIA, 5.00%, 01/01/16	1,121
3,000	Tennessee Energy Acquisition Corp.,
	Series A, 5.00%, 09/01/13	3,167
		14,916

Texas — 4.1%
200	City of Corpus Christi, Utility Systems,
	Series A-1, Rev., AMBAC, 5.00%, 07/15/15	215
200	City of Dallas, Waterworks & Sewer System Improvements,
	Rev., FSA, 5.38%, 10/01/12	223
200	City of Laredo, International Tool Bridge,
	Series B, Rev., FSA., 5.00%, 10/01/13	222
4,000	City of San Antonio, Electric & Gas,
	Series B, Rev., 5.00%, 02/01/13	4,392
185	Collin County TX, Tax Refund,
	GO, 5.00%, 02/15/15	198
6,020	Colorado River Municipal Water District,
	Rev., AMBAC, 5.38%, 01/01/13	6,603
665	La Joya Independent School District,
	GO, PSF-GTD, 5.00%, 02/15/16	737
1,000	Lower Colorado River Authority,
	Series A, Rev., MBIA, 5.00%, 05/15/16	1,067
	North East Independent School District, Capital Appreciation School Building,
2,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	2,185
1,630	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	1,367
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,099
110	Plano Independent School District,
	GO, PSF-GTD, 4.75%, 02/15/10	115
	San Jacinto Community College,
1,330	GO, AMBAC, 5.00%, 02/15/17	1,453
1,390	GO, AMBAC, 5.00%, 02/15/17	1,505
1,500	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
	Series A, Rev., 5.00%, 02/15/15	1,619
1,550	Texas Public Finance Authority, State Preservation Board Projects,
	Series B, Rev., AMBAC, 5.00%, 08/01/14	1,668
5,000	Texas State Transportation Commission, First Tier,
	Series A, Rev., 5.00%, 04/01/16	5,517
	Texas State University Systems,
1,000	Series A, Rev., AMBAC, 5.50%, 03/15/16	1,136

250	Series A, Rev., AMBAC, 5.50%, 03/15/16	282
2,500	University of Texas, Systems Financing,
	Series B, Rev., 5.25%, 08/15/17	2,872
		35,475

Utah — 0.5%
1,680	Utah Municipal Power Agency, Electrical Systems,
	Series A, Rev., AMBAC, 5.00%, 07/01/16	1,872
2,110	Utah Water Finance Agency,
	Series A, Rev., AMBAC, 5.00%, 07/01/14	2,311
		4,183

Vermont — 0.8%
	University of Vermont & State Agricultural College,
2,355	Rev., AMBAC, 5.00%, 10/01/17	2,491
4,230	Rev., AMBAC, 5.00%, 10/01/17	4,512
		7,003

Virginia — 3.1%
5,000	City of Newport News,
	Series B, GO, 5.25%, 02/01/16	5,732
7,000	Tobacco Settlement Financing Corp., Asset Backed,
	Rev., 5.63%, 06/01/15 (p)	8,162
2,900	Virginia Commonwealth Transportation Board,
	Series A, Rev., 5.00%, 05/15/14	3,251
5,330	Virginia Public Building Authority,
	Series A, Rev., 5.00%, 08/01/14	5,974
2,565	Virginia Public School Authority, School Financing, 1997 Resolution,
	Series B, Rev., 5.25%, 08/01/17	2,963
		26,082

Washington — 0.0% (g)
200	Energy Northwest, Project 1,
	Series A, Rev., MBIA, 5.25%, 07/01/13	222

Wisconsin — 0.6%
1,000	Milwaukee County,
	Series A, GO, MBIA, 5.00%, 10/01/11	1,086
3,800	Wisconsin Health & Education,
	4.42%, 10/01/27 (i)	3,848
		4,934

Wyoming — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities,
	Rev., 5.00%, 10/01/14	159
	Total Long-Tem Investments
	(Cost $763,453)	786,349

Short-Term Investment — 7.4%

Investment Company — 7.4%
63,442	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
(Cost $63,442)
63,442

Total Investments — 99.4%
(Cost $826,895)	849,791

Other Assets in Excess of Liabilities — 0.6%	5,006

NET ASSETS — 100.0%	$854,797

Percentages Indicated are based on net assets.

Interest Rate Swaps
	RATE TYPE (r)
	PAYMENTS MADE BY	PAYMENTS RECEIVED BY	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	THE FUND	THE FUND	DATE	AMOUNT	VALUE

Barclays Bank plc (London)	2.77% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 194.53 at expiration date	09/02/10	$ 2,000	$ 1
Barclays Bank plc (London)	2.99% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 201.33 at expiration date	01/15/11	25,000	(543)
Barclays Bank plc (London)	2.82% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 197.26 at expiration date	02/13/11	500	(3)
Barclays Bank plc (London)	2.96% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.60 at expiration date	04/15/11	20,000	(529)
Barclays Bank plc (London)	2.97% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.54 at expiration date	06/14/11	2,000	(36)
Barclays Bank plc (London)	2.94% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.59 at expiration date	06/15/11	3,000	(50)
Barclays Bank plc (London)	2.49% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 208.16 at expiration date	10/12/11	50,000	68
Barclays Bank plc (London)	2.76% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 194.95 at expiration date	09/16/12	1,500	-(h)
Barclays Bank plc (London)	3.00% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.60 at expiration date	01/15/13	20,000	(563)
Barclays Bank plc (London)	2.86% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 197.26 at expiration date	02/13/13	500	(4)
Barclays Bank plc (London)	2.95% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.54 at expiration date	06/14/13	2,000	(36)
Barclays Bank plc (London)	2.92% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.59 at expiration date	06/15/13	3,000	(49)
Barclays Bank plc (London)	2.57% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 203.73 at expiration date	07/15/13	25,000	(9)
Barclays Bank plc (London)	2.57% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 208.05 at expiration date	01/15/14	50,000	31
Barclays Bank plc (London)	2.99% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 201.33 at expiration date	01/15/14	25,000	(632)
Barclays Bank plc (London)	2.92% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.81 at expiration date	01/15/15	25,000	(589)
Barclays Bank plc (London)	3.01% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.60 at expiration date	01/15/15	20,000	(616)
Barclays Bank plc (London)	2.68% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 208.16 at expiration date	10/12/15	50,000	97
Barclays Bank plc (London)	3.00% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 201.33 at expiration date	01/15/16	25,000	(674)
Barclays Bank plc (London)	2.94% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.54 at expiration date	06/14/16	5,000	(92)
Barclays Bank plc (London)	2.93% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.59 at expiration date	06/15/16	3,000	(52)
Barclays Bank plc (London)	2.68% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 203.73 at expiration date	07/15/16	25,000	(38)
Barclays Bank plc (London)	2.72% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 208.05 at expiration date	01/15/17	50,000	(153)
Barclays Bank plc (London)	2.82% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 208.16 at expiration date	10/12/19	50,000	(155)
BNP Paribas Bank	2.71% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 203.98 at expiration date	05/09/14	50,000	252
Wachovia Bank, N.A.	2.89% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.81 at expiration date	08/25/11	25,000	(496)
Wachovia Bank, N.A.	2.90% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.81 at expiration date	08/25/13	25,000	(564)
					$ (5,434)

Spread Lock Swaps
				NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	SPREAD LOCK	TERMINATION DATE	AMOUNT	VALUE

Barclays Bank plc (London) (a)	U.S. Treasury Note, 3.63%, 05/13/13	0.68845%	02/11/08	$ 100,000	$ (449)
Barclays Bank plc (London) (a)	U.S. Treasury Note, 4.13%, 05/15/15	0.64883%	02/11/08	100,000	241
Barclays Bank plc (London) (a)	U.S. Treasury Note, 5.13%, 05/15/16	0.65363%	02/11/08	75,000	491
					$ 283
(a) Fund pays the excess of the spread lock over the rate spread or receives the excess of the rate spread over the spread lock.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificates of Participation
CPIU	Consumer Price Index for Urban Consumers
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FRN	Floating rate note. The interest rate shown is the rate in effect as of January 31, 2008.
FSA	Financial Security Assurance
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
XLCA	XL Capital Assurance

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$ 24,954
Aggregate gross unrealized depreciation		(2,058)
Net unrealized appreciation/depreciation		$ 22,896

Federal income tax cost of investments		$ 826,895

JPMorgan Tax Aware Real Return SMA Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 94.4%

Municipal Bonds — 94.4%

Alaska — 2.3%
100	Matanuska-Susitna Borough, School Buildings,
	Series A, GO, MBIA, 5.25%, 04/01/15	112

Arizona — 3.9%
90	Arizona State Transportation Board,
	Series B, Rev., 5.00%, 07/01/13	100
85	Maricopa County Elementary School District No. 38, Madison Elementary, School Improvement Project of 2004,
	Series B, GO, MBIA, 5.00%, 07/01/16	96
		196

California — 7.7%
80	Golden State Tobacco Securitization Corp.,
	Series 2003-A-1, Rev., 6.75%, 06/01/13 (p)	95
75	Golden West Schools Financing Authority,
	Series A, Rev., MBIA, 5.80%, 02/01/20	89
175	San Ramon Valley Unified School District, 2002 Election,
	GO, FSA, 5.25%, 08/01/14	197
		381

Colorado — 2.2%
100	City of Grand Junction,
	Rev., 5.00%, 03/01/13	110

District of Columbia — 2.2%
100	District of Columbia, Georgetown University,
	Series A, Rev., AMBAC, 5.00%, 04/01/16	109

Florida — 7.7%
100	Florida State Department of Environmental Protection, Florida Forever,
	Series A, Rev., AMBAC, 5.00%, 07/01/10	106
125	Florida State Turnpike Authority,
	Series C, Rev., 5.00%, 07/01/13	138
50	Florida State Turnpike Authority, Department Transportation,
	Series B, Rev., AMBAC, 5.00%, 07/01/11	54
80	Polk County, Public Facilities Authority,
	Rev., MBIA, 5.00%, 12/01/15	85
		383

Georgia — 1.3%
60	Jackson County Water & Sewer Authority,
	Series A, Rev., XLCA, 5.25%, 09/01/21	66

Illinois — 2.7%
60	City of Chicago,
	Series A, GO, FSA, 5.50%, 01/01/19	70
60	Cook-Kane Lake & Mchenry Counties Community College District No 512, William Rainey Harper College,
	GO, 5.00%, 12/01/11	66
		136

Iowa — 1.5%
65	City of Des Moines, Sewer System,
	Series H, Rev., FSA, 5.00%, 06/01/14	73

Maryland — 5.1%
175	Harford County, Construction, Public Improvement,
	GO, 5.00%, 12/01/17	199
50	Prince Georges County, Public Improvement,
	Series A, GO, 5.00%, 10/01/13	56
		255

Michigan — 4.0%
85	Ovid Elsie Area Schools, School Building & Site,
	GO, MBIA Q-SBLF, 5.00%, 11/01/12 (p)	94
25	South Lyon Community Schools,
	GO, Q-SBLF, 4.65%, 05/01/08 (p)	25
75	Western Michigan University,
	Rev., FGIC, 5.00%, 05/15/15	82
		201

Mississippi — 1.8%
85	State of Mississippi, Capital Improvements,
	GO, 5.00%, 11/01/10	91

Missouri — 5.6%
75	Missouri State Environmental Improvements & Energy Resources Authority, State Revolving Funding Program,
	Series B, Rev., 5.50%, 07/01/14	86
175	North Kansas City School District No. 74, Missouri Direct Deposit Program,
	GO, 5.00%, 03/01/18	194
		280

New Jersey — 3.2%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.25%, 12/15/20	91
60	Series A, Rev., 5.50%, 12/15/21	69
		160

New York — 7.1%
75	City of White Plains, Public Improvement,
	Series A, GO, 4.40%, 05/15/11	80
150	Long Island Power Authority,
	Series E, Rev., FGIC, 5.00%, 12/01/16	162
100	New York State Urban Development Corp., Service Contract,
	Series A, Rev., 5.00%, 01/01/16	112
		354

North Carolina — 5.4%
65	Cabarrus County,
	COP, 5.25%, 02/01/13	71
195	State of North Carolina, Public Improvement,
	Series A, GO, 5.00%, 03/01/08	195
		266

Ohio — 9.9%
85	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Securities,
	Series A-2, Rev., 5.13%, 06/01/17	82
100	Cincinnati City School District, Classroom Construction & Improvement,
	GO, FGIC, 5.25%, 12/01/19	113
75	Hamilton Country, Sewer System,
	Series A, Rev., MBIA, 5.00%, 06/01/15	82
75	RiverSouth Authority, RiverSouth Area Redevelopment,

	Series A, Rev., 4.00%, 12/01/10	78
75	State of Ohio, Infrastructure Improvement,
	Series C, GO, 5.00%, 08/01/09	78
50	Summit County, Various Purpose,
	Series R, GO, FGIC, 5.50%, 12/01/19	58
		491

Texas — 16.4%
75	City of El Paso,
	Series A, GO, MBIA, 4.75%, 08/15/17	78
50	City of Garland, Electric System,
	Rev., MBIA, 5.63%, 03/01/15	58
50	City of Houston, Utilities System, First Lien,
	Series A, Rev., FSA, 5.00%, 11/15/15	56
25	City of San Antonio, Water Authority,
	Rev., FGIC, 5.50%, 05/15/15	29
200	Fort Worth Independent School District,
	GO, PSF-GTD, 5.00%, 08/15/16	220
50	Harris Country, Senior Lien, Toll Road,
	Rev., FSA, 5.38%, 08/15/11	55
60	Houston Independent School District,
	GO, PSF-GTD, 5.00%, 02/15/10	63
70	Mesquite Waterworks & Sewer Systems,
	Rev., FSA, 5.00%, 03/01/17	76
85	Texas A&M University, Financing System,
	Series B, Rev., 5.38%, 05/15/11	93
75	University of Texas,
	Series A, Rev., 6.25%, 01/01/13 (p)	87
		815

Washington — 1.1%
25	Port of Seattle, Intermediate Lien,
	Series A, Rev., MBIA, 5.00%, 03/01/15	28
25	Snohomish County School District No 2 Everett,
	GO, FGIC, 5.00%, 12/01/16	28
		56

West Virginia — 2.2%
100	West Virginia Water Development Authority,
	Series A, Rev., FSA, 5.50%, 10/01/10 (p)	108

Wisconsin — 1.1%
50	Northland Pines School District,
	GO, FSA, 5.00%, 04/01/12	55
	Total Long-Term Investments
	(Cost $4,547)	4,698
SHARES

Short-Term Investment — 5.5%

Investment Company — 5.5%
276	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)	276
(Cost $276)

Total Investments — 99.9%
(Cost $4,823)	4,974

Other Assets in Excess of Liabilities — 0.1%	4

NET ASSETS — 100.0%	$4,978

Percentages indicated are based on net assets.

Interest Rate Swaps
	RATE TYPE (r)
	PAYMENTS MADE BY	PAYMENTS RECEIVED BY	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	THE FUND	THE FUND	DATE	AMOUNT	VALUE

Barclays Bank plc (London)	2.67% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 205.49 at expiration	06/04/12	$ 750	$ - (h)
Barclays Bank plc (London)	2.57% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 208.05 at expiration	01/15/14	1,000	1
Barclays Bank plc (London)	2.68% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 208.16 at expiration	10/12/15	500	1
					$ 2

Spread Lock Swaps

				NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	SPREAD LOCK	TERMINATION DATE	AMOUNT	VALUE

Barclays Bank plc (London) *	U.S. Treasury Note, 5.13%, 05/15/16	0.65363%	02/11/08	$ 1,000	$ 6

* Fund pays the excess of the market price over the spread lock or receives the excess of the spread lock over the market price.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
CPIU	Consumer Price Index for Urban Consumers
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
MBIA	Municipal Bond Insurance Association
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
XLCA	XL Capital Assurance

As of January, 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151
Aggregate gross unrealized depreciation	-	(h)
Net unrealized appreciation	$151
Federal income tax cost of investments	$4,823

JPMorgan Tax Aware Short-Intermediate Income Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Long-Term Investments — 95.4%

Collateralized Mortgage Obligations — 0.6%

Non-Agency CMO — 0.6%
1,639	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34
	(Cost $1,657)	1,635

Corporate Bonds — 2.8%

Commercial Banks — 0.5%
1,400	Deutsche Bank Capital Funding Trust I,
	7.87%, 06/30/09 (e) (x)	1,442

Diversified Financial Services — 2.3%
1,300	Mizuho JGB Investment LLC,
	9.87%, 06/30/08 (e) (x)	1,316
4,950	Natexis Ambs Co. LLC,
	8.44%, 06/30/08 (e) (x)	5,048
		6,364
	Total Corporate Bonds
	(Cost $8,459)	7,806

Foreign Government Securities — 0.5%
1,350	National Agricultural Cooperative Federation (South Korea),
	VAR, 5.75%, 06/18/09
	(Cost $1,403)	1,364

Municipal Bonds — 91.5%

Alabama — 2.5%
5,000	Alabama State Dock Authority,
	Series B, Rev., MBIA, 5.00%, 10/01/10	5,336
1,570	Huntsville Madison County Airport Authority,
	Rev., FSA, 5.00%, 07/01/14	1,686
		7,022

Arizona — 0.9%
2,600	Arizona Health Facilities Authority, Phoenix Childrens' Hospital,
	Series A, Rev., FRN, 3.20%, 02/01/13	2,444

California — 1.2%
2,315	Golden State Tobacco Securitization Corp., Enhanced Asset Backed,
	Series A-1, Rev. 4.50%, 06/01/17	2,119
1,110	Long Beach Bond Finance Authority,
	Series A, Rev., 5.00%, 11/15/09	1,150
		3,269

Colorado — 5.0%
10,240	Colorado Department of Transportation,
	RAN, 5.38%, 06/15/12 (p)	11,477
2,500	Colorado Health Facilities Authority, Evangelical Lutheran,
	Series B, Rev., VAR, 3.75%, 06/01/09	2,534
		14,011

Delaware — 3.2%
5,000	Delaware Transportation Authority, Motor Fuel Tax Revenue,
	Series B, Rev., AMBAC, 5.25%, 07/01/12	5,532
3,000	New Castle County,
	GO, 5.00%, 10/01/12	3,312
		8,844

District of Columbia — 2.2%
5,775	Washington Metropolitan Area Transit Authority,
	Rev., MBIA, 5.00%, 01/01/12	6,252

Florida — 9.2%
5,000	Citizens Property Insurance Corp., High Risk Account,
	Series A, Rev., MBIA, 5.00%, 03/01/12	5,371
2,000	Florida Housing Finance Corp., Heritage Villas,
	Series F, Rev., 4.00%, 10/01/10	2,037
10,000	Florida Hurricane Catastrophe Fund,
	Series A, Rev., 5.00%, 07/01/11	10,705
2,000	Highlands County Health Facilities Authority, Adventist Health Hospital,
	Series I, Rev., VAR, 5.00%, 11/16/09	2,077
1,785	Miami-Dade County, Capital Asset Acquisition,
	Series A, Rev., AMBAC, 5.00%, 04/01/14	1,965
3,250	Miami-Dade County Educational Facilities Authority, University of Miami,
	Series B, Rev., 5.00%, 04/01/12	3,469
		25,624

Georgia — 0.6%
1,680	Fulco Hospital Authority, Health System, Catholic Health East,
	Series A, Rev., MBIA, 5.50%, 11/15/08	1,722

Illinois — 1.3%
2,890	City of Chicago, Pilsen Redevelopment, Tax Allocation,
	Series A, AMBAC, 4.35%, 06/01/13	2,943
800	State of Illinois,
	GO, FGIC, 5.13%, 03/06/08	802
		3,745

Indiana — 0.4%
1,000	Indiana Municipal Power Agency, Power Supply,
	Series B, Rev., MBIA, 6.00%, 01/01/11	1,090

Kansas — 1.9%
3,500	Sedgwick County Unified School District No. 259,
	GO, MBIA, 5.50%, 09/01/10	3,743
1,500	Wyandotte County-Kansas City Unified Government, Sales Tax, 1st Lien,
	Series C, Rev., LOC: Citibank, N.A., 3.85%, 12/01/13	1,523
		5,266

Louisiana — 0.2%
510	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
	Series B, Rev., 5.00%, 05/15/11	532

Massachusetts — 5.3%
11,000	Commonwealth of Massachusetts, Federal Highway,
	Series A, Rev., GAN, 5.75%, 12/15/10	11,921
3,000	Massachusetts State Turnpike Authority,
	Series A, Rev., MBIA, 5.00%, 03/06/08	3,035
		14,956

Michigan — 5.9%
10,935	City of Detroit, Sewer Disposal,
	Rev., VAR, FSA, 3.77%, 04/01/08 (f) (u)	9,687
2,750	City of Detroit, Sewer Disposal, Second Lien,
	Series E, Rev., VAR, FGIC, LIQ: Depfa Bank plc, 3.74%, 07/10/08	2,759
1,000	Michigan Higher Education Student Loan Authority, Student Loans,
	Series XVII-I, Rev., AMBAC, 3.30%, 03/01/09	1,000
2,825	Wayne County Airport Authority,
	Rev., FGIC, 5.00%, 12/01/14	3,077
		16,523

Missouri — 2.4%
6,175	Kansas City, Streetlight Project,
	Series A, GO, MBIA, 5.00%, 02/01/13	6,804

Nevada — 2.0%
5,000	Clark County School District,
	GO, FSA, 5.50%, 06/15/13	5,653

New Jersey — 12.3%
10,000	New Jersey Economic Development Authority, Cigarette Tax,
	Rev., FGIC, 5.00%, 06/15/13	10,914
5,095	New Jersey Economic Development Authority, School Facilities Construction,
	Series L, Rev., FSA, 5.25%, 03/01/15	5,772
775	New Jersey State Educational Facilities Authority, Stevens Institutional Technology,
	Series A, Rev., 5.00%, 07/01/13	811
	New Jersey Transportation Trust Fund Authority,
10,015	Series B, Rev., MBIA, 5.25%, 12/15/13	11,147
5,000	Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	5,650
		34,294

New York — 3.8%
2,000	Nassau Health Care Corp.,
	Series B, Rev., FSA CNTY GTD, 5.00%, 08/01/10	2,126
5,000	New York City,
	Series G, GO, MBIA, 5.00%, 02/01/08	5,110
2,425	New York State Dormitory Authority, Albany Hospital Mortgage,
	Series A-1, Rev., FSA/FHA, 5.00%, 02/15/09	2,497
845	New York State Dormitory Authority, Montefiore Hospital Mortgage,
	Rev., FGIC, FHA, 5.00%, 02/01/10	888
		10,621

North Carolina — 2.7%
5,000	Mecklenburg County,
	Series C, GO, 5.00%, 02/01/13	5,531
1,850	State of North Carolina,
	Series A, GO, 5.00%, 06/01/15	2,090
		7,621

Ohio — 1.6%
1,000	American Municipal Power-Ohio, Inc.,
	Series A, Rev., 5.00%, 02/01/11	1,043
3,500	Buckeye Tobacco Settlement Financing Authority,
	Series A-2, Rev., 5.13%, 06/01/17	3,381
		4,424

Pennsylvania — 12.5%

5,390	Commonwealth of Pennsylvania,
	GO, MBIA, 5.25%, 02/01/12	5,916
10,000	Harrisburg Authority Resource Recovery Improvements,
	Series D-2, Rev., FSA GTD, VAR, 5.00%, 12/01/13	10,985
2,775	Lancaster County Solid Waste Management Authority,
	Rev., MBIA, 5.00%, 12/15/14	3,072
3,000	Luzerne County IDA, Pennsylvania-American Water Co.,
	Series A, Rev., AMBAC, VAR, 3.60%, 12/01/09	3,046
1,875	Pennsylvania Higher Educational Facilities Authority, Lasalle University,
	Series A, Rev., 5.00%, 05/01/11	1,955
	Pennsylvania Turnpike Commission,
1,000	Rev., AMBAC, 5.00%, 07/15/09 (p)	1,042
2,700	Series A, Rev., BAN, AMBAC, 4.00%, 10/15/08	2,734
5,600	Philadelphia Authority for Industrial Development,
	Series B, Rev., FSA, 5.13%, 10/01/11 (p)	6,169
		34,919

South Carolina — 1.9%
5,000	State of South Carolina, School Facilities,
	Series A, GO, 5.00%, 01/01/11	5,374

Tennessee — 4.5%
5,000	Shelby County Health Educational & Housing Facilities Board, Floating Baptist Memorial Healthcare,
	Series A, Rev., VAR, 5.00%, 10/01/08	5,029
7,000	State of Tennessee,
	Series A, GO, 5.00%, 10/01/11	7,632
		12,661

Texas — 5.1%
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
	Series A, Rev., XLCA, 5.00%, 11/01/09	5,139
485	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project,
	Rev., 4.50%, 06/01/12	498
7,150	State of Texas, Public Finance Authority,
	GO, 5.25%, 04/01/08	7,183
1,500	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien,
	Series B, Rev., FRN, 3.67%, 02/04/08	1,431
		14,251

Virginia — 0.9%
2,610	Peninsula Ports Authority, Dominion Term Association Project,
	Rev., VAR, 3.30%, 09/30/08	2,623

Washington — 2.0%
5,000	Energy Northwest Project,
	Series 3-A, Rev., AMBAC, 5.00%, 07/01/13	5,486
	Total Municipal Bonds
	(Cost $252,502)	256,031
	Total Long-Term Investments
	(Cost $264,021)	266,836

Short-Term Investments — 7.3%

Municipal Bonds — 0.8%

Connecticut — 0.4%
1,000	Connecticut State Health & Educational Facility Authority, Saviors-Wesleyan University,

Series E, Rev., ARS, 4.10%, 02/06/08	998

Washington — 0.4%
1,250	Washington Health Care Facilities Authority, Kadlec Medical Center,
	Series B, Rev., ARS, 5.00%, 02/04/08 (i)	1,248
	Total Municipal Bonds
	(Cost $2,250)	2,246

Shares

Investment Company — 6.5%
18,229	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m)
	(Cost $18,229)	18,229
	Total Short-Term Investments
	(Cost $20,479)	20,475

Total Investments — 102.7%
(Cost $284,500)	287,311

Liabilities in Excess of Other Assets — (2.7)%	(7,570)

NET ASSETS — 100.0%	$279,741

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on total investments that are fair valued (amounts in thousands):
Market Value	Percentage
$ 9,687	3.4%
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(u)

Security represents underlying bonds transferred to a separate trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in financing transactions.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2008.

AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Security. The interest rate shown is the rate in effect as of January 31, 2008.
BAN	Bond Anticipation Note
CMO	Collateralized Mortgage Obligation
CNTY	County
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of January 31, 2008.
FSA	Financial Security Assurance
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RAN	Revenue Anticipation Notes
Rev.	Revenue Bond
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of January 31, 2008.
XLCA	XL Capital Assurance

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,581
Aggregate gross unrealized depreciation	(2,770)
Net unrealized appreciation/depreciation	$2,811

Federal income tax cost of investments	$284,500

JPMorgan Tax Aware U.S. Equity Fund
Schedule of Portfolio Investments
As of January 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.8%

Common Stocks — 99.8%

Aerospace & Defense — 4.2%
23	Boeing Co.	1,922
33	Raytheon Co.	2,145
54	United Technologies Corp.	3,946
		8,013

Auto Components — 1.8%
98	Johnson Controls, Inc.	3,461

Beverages — 1.4%
28	Coca-Cola Co. (The)	1,666
23	Molson Coors Brewing Co., Class B	1,032
		2,698

Biotechnology — 0.6%
20	Celgene Corp. (a)	1,108

Capital Markets — 3.2%
16	Lehman Brothers Holdings, Inc.	1,004
60	Morgan Stanley	2,955
109	TD AMERITRADE Holding Corp. (a)	2,040
		5,999

Chemicals — 1.8%
20	Praxair, Inc.	1,610
36	Rohm & Haas Co.	1,905
		3,515

Commercial Banks — 3.7%
66	Wachovia Corp.	2,578
131	Wells Fargo & Co.	4,465
		7,043

Communications Equipment — 5.8%
250	Cisco Systems, Inc. (a)	6,127
135	Corning, Inc.	3,258
39	QUALCOMM, Inc.	1,638
		11,023

Computers & Peripherals — 5.3%
10	Apple, Inc. (a)	1,420
104	Hewlett-Packard Co.	4,563
38	International Business Machines Corp.	4,050
		10,033

Construction Materials — 0.7%
50	Cemex S.A.B. de C.V. ADR (Mexico) (a)	1,365

Consumer Finance — 1.1%
44	American Express Co.	2,164

Diversified Financial Services — 4.6%
137	Bank of America Corp.	6,078
92	Citigroup, Inc.	2,601
		8,679

Diversified Telecommunication Services — 3.9%
97	AT&T, Inc.	3,737

93	Verizon Communications, Inc.	3,619
7,356

Electric Utilities — 2.4%
45	American Electric Power Co., Inc.	1,927
51	Edison International	2,656
		4,583

Electronic Equipment & Instruments — 0.3%
14	Tyco Electronics Ltd. (Bermuda)	486

Energy Equipment & Services — 1.8%
29	Baker Hughes, Inc.	1,867
20	Schlumberger Ltd.	1,490
		3,357

Food & Staples Retailing — 6.3%
76	CVS/Caremark Corp.	2,969
108	Safeway, Inc.	3,354
113	Wal-Mart Stores, Inc.	5,745
		12,068

Food Products — 0.7%
46	Kraft Foods, Inc., Class A	1,332

Health Care Equipment & Supplies — 0.6%
19	Baxter International, Inc.	1,172

Health Care Providers & Services — 2.2%
38	Cardinal Health, Inc.	2,188
25	WellPoint, Inc. (a)	1,993
		4,181

Hotels, Restaurants & Leisure — 1.7%
35	McDonald's Corp.	1,850
33	Royal Caribbean Cruises Ltd.	1,319
		3,169

Household Products — 1.7%
50	Procter & Gamble Co.	3,279

Industrial Conglomerates — 2.1%
110	General Electric Co.	3,906

Insurance — 3.2%
28	Allstate Corp. (The)	1,400
24	Hartford Financial Services Group, Inc.	1,935
56	Travelers Cos., Inc. (The)	2,683
		6,018

Internet Software & Services — 2.9%
5	Google, Inc., Class A (a)	2,709
142	Yahoo!, Inc.	2,727
		5,436

Machinery — 1.8%
24	Caterpillar, Inc.	1,707
41	Dover Corp.	1,635
		3,342

Media — 3.5%
103	Comcast Corp., Special Class A (a)	1,844
-(h)	Gemstar-TV Guide International, Inc. (a)	2
251	News Corp., Class A	4,744

6,590

Metals & Mining — 0.4%
8	United States Steel Corp.	832

Multiline Retail — 0.6%
26	Kohl's Corp. (a)	1,173

Oil, Gas & Consumable Fuels — 9.6%
33	Chevron Corp.	2,829
23	ConocoPhillips	1,847
18	Devon Energy Corp.	1,500
165	El Paso Corp.	2,721
71	Exxon Mobil Corp.	6,146
30	Marathon Oil Corp.	1,423
26	Occidental Petroleum Corp.	1,793
		18,259

Pharmaceuticals — 7.7%
50	Abbott Laboratories	2,804
18	Johnson & Johnson	1,141
99	Merck & Co., Inc.	4,591
172	Pfizer, Inc.	4,024
85	Schering-Plough Corp.	1,668
16	Sepracor, Inc. (a)	442
		14,670

Road & Rail — 2.5%
86	Norfolk Southern Corp.	4,703

Semiconductors & Semiconductor Equipment — 1.3%
116	Xilinx, Inc.	2,544

Software — 4.4%
217	Microsoft Corp.	7,084
63	Oracle Corp. (a)	1,286
		8,370

Textiles, Apparel & Luxury Goods — 0.5%
40	Hanesbrands, Inc. (a)	1,024

Thrifts & Mortgage Finance — 0.7%
45	Freddie Mac	1,382

Tobacco — 2.8%
72	Altria Group, Inc.	5,496

Total Investments — 99.8%
(Cost $157,382)	189,829

Other Assets in Excess of Liabilities — 0.2%	360

NET ASSETS — 100.0%	$190,189

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).
ADR	American Depositary Receipt

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,348
Aggregate gross unrealized depreciation	(6,901)
Net unrealized appreciation/depreciation	$32,447

Federal income tax cost of investments	$157,382

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 27, 2008

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

March 27, 2008